UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02361

Voya Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 to June 30, 2017

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
June 30, 2017
Classes ADV, I, R6, S, S2 and T
Voya Variable Product Funds
■
Voya Balanced Portfolio

■
Voya Global Equity Portfolio

■
Voya Government Money Market Portfolio

■
Voya Growth and Income Portfolio

■
Voya Intermediate Bond Portfolio

■
Voya Small Company Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Guiding through the Headlines
Dear Shareholder,
So far this year, investors have been rewarded for, the most part, ignoring the volatility in news headlines and focusing on market fundamentals — improving corporate earnings in a supportive global economy. On the back of strong equity returns in 2017, one of the big questions on investors’ minds is, where does the U.S. now stand in the business and economic cycle? It matters greatly for asset allocators, who have to determine the proper mix of equity and fixed income investments in client portfolios.
In our view, the U.S. is squarely in the late stages of the business cycle, with the U.S. Federal Reserve Board (“Fed”) tightening monetary policy and unemployment falling to new lows. The rest of the world is behind the U.S. with more slack to be absorbed, but central banks are starting to talk about adjusting monetary policy to match underlying economic strength. We believe this is not necessarily bad for equities, especially when monetary policy is being renormalized from an extremely accommodative stance.
Monetary policy has been a critical driver of bond returns this year. Unemployment currently stands at 4.3%, below the 4.7% level above which the Fed believes inflation rises. But wage growth is tame and inflation has been soft for the past few months, which we believe should help corporate profit margins and work to extend the business cycle. With a benign interest-rate tightening cycle thus far, a currently low risk of recession and good but not spectacular growth, we believe that the U.S. is in a “goldilocks” environment, at least for the near term.
Does this mean one should assume that the good times will keep rolling? Maybe. The pace of equity gains may slow as we make it through the year, but that doesn’t mean investors should be switching their allocations. The best way to keep on track to meet your goals is not with the latest business media updates but with the guidance of your investment advisor. If your long-term investment goals have changed, thoroughly discuss them with your investment advisor before making any changes to your investment strategy.
We seek to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 31, 2017
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

Market Perspective: Six Months Ended June 30, 2017

As our new fiscal year got under way, investor sentiment was still reeling from the unexpected result of the U.S. presidential election. For this and perhaps more importantly, other reasons, global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, forged ahead in 2017, rising in every month, to end the first half of the fiscal year up 8.25%. (The Index returned 10.66% for the six-month period ended June 30, 2017, measured in U.S. dollars.)
Markets were thrown into disarray when on November 8, the new U.S. President was elected on a platform of massive infrastructure spending, tax reductions, lighter financial regulation, trade protectionism and the repeal of the Affordable Care Act.
Having drifted sideways, the Index jumped 5.5% by the end of 2016. The platform was seen as reflationary in the U.S. and elsewhere. The yield curve, which had been rising and steepening, did so faster than ever, especially when the Federal Open Market Committee (“FOMC”) raised the federal funds rate by 25bp (0.25%) on December 14 and projected three more similar raises in 2017.
The term “reflation trade”, meaning the positioning of a portfolio to take advantage of an expected increase in demand, economic activity, inflation and interest rates, had been part of the market pundit’s lexicon for years. There is no doubt that it received new impetus after the election, given the legislative agenda described above and the fact that the party charged with getting it enacted had a majority in both houses of Congress.
Yet expectations for this agenda to drive the reflation trade soon faded in 2017. Item 1 would be to repeal and replace the Affordable Care Act. The second version of the bill narrowly passed the House on May 4 after the first was abandoned. The Senate’s somewhat different version still lacked 50 votes as June ended. Complex and contentious issues were involved, as they are with policies on tax reform, deregulation and infrastructure spending. Commentators increasingly cautioned that this and other political controversies would impede and at least delay any meaningful reflationary boost from policy.
However, investors seemed to take comfort from signs, emerging even before the election, of budding reflation in key economic areas, which would continue to grow in 2017.
In the euro zone, unemployment edged down to 9.3%, still high but the lowest in eight years. The region’s composite purchasing managers’ index reached and held at a six-year high. Gross domestic product (“GDP”) grew 1.9% year over year in the first quarter of 2017, within striking distance of the UK (2.0%) and U.S. (2.1%). The Economic Sentiment Indicator for June came in at the best level in nearly 10 years and by then European Central Bank President Draghi was hinting that monetary tightening was on the horizon.
China had been a grave concern early in 2016, due to declining growth, policy missteps and ballooning debt. But over the next 12 months, matters stabilized. While too much debt and sharply rising home prices were still problems, GDP growth was targeted at 6.5% year-over-year. Actual growth in the first quarter of 2017 was 6.9%. Very much in the reflation theme, producer prices, after 54 consecutive months of annual declines, turned and stayed positive from September 2016.
In the U.S., the labor market continued to tighten. The June employment report, although disappointing in the number of new jobs created (138,000), showed the unemployment rate falling to 4.3%. Corporate earnings were improving (see below). It was no surprise when the FOMC added a further 25bp (0.25%) in March and another in June to the federal funds rate.
To be sure there remained areas of sluggishness, like core consumer price inflation and wage growth, but each piece of negative news, whether economic or political, seemed to excite a buy-the-dip mentality and June ended with the Index barely below its best level.
In U.S. fixed income markets, the Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) rose 2.27% in the half-year. The Bloomberg Barclays U.S. Treasury Bond sub-index gained 1.87%, a little better than the coupon as the yield curve mostly fell. Indices of riskier classes outperformed Treasuries. The Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index rose 3.80%, the Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) rose 4.92%.
U.S. equities, represented by the S&P 500® Index including dividends, climbed 9.34% in the six months through June. The earnings per share of its constituent companies topped 13% growth year-over-year in the first quarter of 2017, the best since 2011. The technology sector was the leader, up 17.23%, although it fell more than 4% in the last three weeks on valuation concerns. Energy was the weakest sector, down 12.61%, with oil prices down nearly 14% over the period.
In currencies, the dollar fell 7.84% against the euro, 4.89% against the pound and 4.27% against the yen. While the U.S. was far ahead of the other regions in terms of monetary tightening, the beginning of the period was near the peak of the euphoria surrounding the reflation trade that had driven the dollar higher.
In international markets, the MSCI Japan® Index gained 5.89% over the half-year, in an environment of improving corporate governance and profitability, with little competition from fixed income investments. The MSCI Europe ex UK® Index added 9.23%. Aside from the positive developments noted above, corporate earnings were improving and political fears were assuaged by the election of a centrist President in France. The MSCI UK® Index rose 4.64%. More than 2% was lost in June, after an election called to give the ruling party a dominant majority and facilitate Brexit negotiations, resulted in a hung parliament.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Bloomberg Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*
Voya Balanced Portfolio
Class I	$1,000.00	$1,074.40	0.64%	$3.29	$1,000.00	$1,021.62	0.64%	$3.21
Class S	1,000.00	1,072.70	0.89	4.57	1,000.00	1,020.38	0.89	4.46
Voya Global Equity Portfolio
Class ADV	$1,000.00	$1,126.00	1.10%	$5.80	$1,000.00	$1,019.34	1.10%	$5.51
Class I	1,000.00	1,128.40	0.60	3.17	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	1,126.70	0.85	4.48	1,000.00	1,020.58	0.85	4.26
Class S2	1,000.00	1,125.90	1.00	5.27	1,000.00	1,019.84	1.00	5.01
Class T	1,000.00	1,124.00	1.20	6.32	1,000.00	1,018.84	1.20	6.01
Voya Government Money Market Portfolio
Class I	$1,000.00	$1,002.10	0.34%	$1.69	$1,000.00	$1,023.11	0.34%	$1.71
Class S	1,000.00	1,001.30	0.49	2.43	1,000.00	1,022.36	0.49	2.46

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*
Voya Growth and Income Portfolio
Class ADV	$1,000.00	$1,103.40	1.03%	$5.37	$1,000.00	$1,019.69	1.03%	$5.16
Class I	1,000.00	1,106.00	0.58	3.03	1,000.00	1,021.92	0.58	2.91
Class S	1,000.00	1,104.80	0.83	4.33	1,000.00	1,020.68	0.83	4.16
Class S2	1,000.00	1,103.90	0.98	5.11	1,000.00	1,019.93	0.98	4.91
Voya Intermediate Bond Portfolio
Class ADV	$1,000.00	$1,030.80	1.00%	$5.04	$1,000.00	$1,019.84	1.00%	$5.01
Class I	1,000.00	1,033.20	0.50	2.52	1,000.00	1,022.32	0.50	2.51
Class S	1,000.00	1,032.10	0.75	3.78	1,000.00	1,021.08	0.75	3.76
Class S2	1,000.00	1,031.40	0.90	4.53	1,000.00	1,020.33	0.90	4.51
Voya Small Company Portfolio
Class ADV	$1,000.00	$1,029.60	1.35%	$6.79	$1,000.00	$1,018.10	1.35%	$6.76
Class I	1,000.00	1,031.90	0.85	4.28	1,000.00	1,020.58	0.85	4.26
Class R6	1,000.00	1,031.90	0.85	4.28	1,000.00	1,020.58	0.85	4.26
Class S	1,000.00	1,030.80	1.10	5.54	1,000.00	1,019.34	1.10	5.51

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited)

	Voya Balanced Portfolio	Voya Global Equity Portfolio	Voya Government Money Market Portfolio
ASSETS:
Investments in securities at fair value+*	$383,329,280	$667,423,117	$—
Investments in affiliates at fair value**	30,130,467	—	—
Short-term investments at fair value***	27,211,497	38,465,303	—
Total investments at fair value	$440,671,244	$705,888,420	$—
Short-term investments at amortized cost	—	—	381,856,612
Cash	5,887,944	—	3,395
Cash collateral for futures	1,902,215	1,320,825	—
Cash pledged for centrally cleared swaps (Note 2)	162,000	—	—
Foreign currencies at value****	124,241	2,430,179	—
Foreign cash collateral for futures*****	269,345	—	—
Receivables:
Investment securities sold	7,576,715	15,094,885	119,149,048
Investment securities sold on a delayed-delivery or when-issued basis	10,167,572	—	—
Fund shares sold	1,778	11,184	311,443
Dividends	460,756	1,085,107	859
Interest	610,554	—	90,898
Foreign tax reclaims	129,306	1,161,157	—
Unrealized appreciation on forward foreign currency contracts	49,974	—	—
Variation margin receivable on centrally cleared swaps	2,542	—	—
Prepaid expenses	2,049	3,445	2,324
Other assets	50,345	47,604	132,779
Total assets	468,068,580	727,042,806	501,547,358
LIABILITIES:
Payable for investment securities purchased	7,835,232	14,156,718	41,542,116
Payable for investment securities purchased on a delayed-delivery or when-issued basis	25,256,925	—	—
Payable for fund shares redeemed	324,105	1,443,511	437,177
Payable upon receipt of securities loaned	6,973,427	5,143,303	—
Unrealized depreciation on forward foreign currency contracts	25,476	—	—
Payable for investment management fees	212,190	323,246	115,953
Payable for distribution and shareholder service fees	770	130,979	5
Payable for directors/trustees fees	2,136	3,556	2,402
Payable to directors/trustees under the deferred compensation plan (Note 6)	50,345	47,604	132,779
Other accrued expenses and liabilities	109,401	246,236	69,079
Total liabilities	40,790,007	21,495,153	42,299,511
NET ASSETS	$427,278,573	$705,547,653	$459,247,847
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$384,644,245	$724,696,787	$459,399,466
Undistributed (distributions in excess of) net investment income or accumulated net investment loss	4,091,035	8,782,350	(139,825)
Accumulated net realized gain (loss)	14,777,194	(124,328,046)	(11,794)
Net unrealized appreciation	23,766,099	96,396,562	—
NET ASSETS	$427,278,573	$705,547,653	$459,247,847
+ Including securities loaned at value	$6,466,208	$5,020,569	$—
* Cost of investments in securities	$360,338,316	$571,035,316	$—
** Cost of investments in affiliates	$29,641,363	$—	$—
*** Cost of short-term investments	$27,208,853	$38,465,303	$—
**** Cost of foreign currencies	$117,576	$2,433,313	$—
***** Cost of foreign cash collateral for futures	$269,345	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited) (continued)

	Voya Balanced Portfolio	Voya Global Equity Portfolio	Voya Government Money Market Portfolio
Class ADV
Net assets	n/a	$19,437,605	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	1,928,770	n/a
Net asset value and redemption price per share	n/a	$10.08	n/a
Class I
Net assets	$423,584,960	$154,401,796	$459,203,525
Shares authorized	500,000,000	100,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	27,102,596	15,213,390	459,096,982
Net asset value and redemption price per share	$15.63	$10.15	$1.00
Class S
Net assets	$3,693,613	$489,233,833	$44,322
Shares authorized	500,000,000	300,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	237,453	48,205,779	44,312
Net asset value and redemption price per share	$15.56	$10.15	$1.00
Class S2
Net assets	n/a	$407,014	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	40,693	n/a
Net asset value and redemption price per share	n/a	$10.00	n/a
Class T
Net assets	n/a	$42,067,405	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	4,196,429	n/a
Net asset value and redemption price per share	n/a	$10.02	n/a
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
ASSETS:
Investments in securities at fair value+*	$3,448,331,435	$3,918,009,298	$705,499,366
Investments in affiliates at fair value**	—	702,301,931	—
Short-term investments at fair value***	104,528,293	139,671,199	41,333,284
Total investments at fair value	$3,552,859,728	$4,759,982,428	$746,832,650
Cash	2,203	30,082,969	313
Cash collateral for futures	—	8,183,021	—
Cash pledged for centrally cleared swaps (Note 2)	—	3,961,000	—
Cash pledged as collateral for OTC derivatives (Note 2)	—	430,000	—
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	—	895,000	—
Foreign currencies at value	—	1,134	—
Foreign cash collateral for futures****	—	2,853,919	—
Receivables:
Investment securities sold	—	90,243,394	5,157,053
Investment securities sold on a delayed-delivery or when-issued basis	—	488,878,471	—
Fund shares sold	19,737	7,539,690	498,163
Dividends	5,873,790	2,778,980	574,176
Interest	—	22,026,183	—
Unrealized appreciation on forward foreign currency contracts	—	552,212	—
Prepaid expenses	16,971	20,678	2,909
Other assets	233,257	366,652	41,807
Total assets	3,559,005,686	5,418,795,731	753,107,071
LIABILITIES:
Income distribution payable	—	633	—
Payable for investment securities purchased	—	121,331,016	3,183,025
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	1,022,536,875	—
Payable for fund shares redeemed	795,769	358,332	67,236
Payable upon receipt of securities loaned	34,806,293	36,327,224	27,132,284
Unrealized depreciation on forward foreign currency contracts	—	1,126,974	—
Variation margin payable on centrally cleared swaps	—	160,529	—
Cash received as collateral for delayed-delivery or when-issued securities (Note 2)	—	72,000	—
Payable for investment management fees	1,624,407	1,743,700	507,453
Payable for distribution and shareholder service fees	522,940	705,457	27,694
Payable for directors/trustees fees	17,589	21,506	3,530
Payable to directors/trustees under the deferred compensation plan (Note 6)	233,257	366,652	41,807
Other accrued expenses and liabilities	353,751	447,900	36,879
Total liabilities	38,354,006	1,185,198,798	30,999,908
NET ASSETS	$3,520,651,680	$4,233,596,933	$722,107,163
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,604,359,543	$4,334,168,400	$582,285,587
Undistributed (distributions in excess of) net investment income or accumulated net investment loss	26,548,791	(2,908,331)	1,510,353
Accumulated net realized gain (loss)	193,427,261	(158,779,384)	47,429,007
Net unrealized appreciation	696,316,085	61,116,248	90,882,216
NET ASSETS	$3,520,651,680	$4,233,596,933	$722,107,163
+ Including securities loaned at value	$33,993,693	$35,447,785	$26,459,449
* Cost of investments in securities	$2,752,015,350	$3,866,538,453	$614,617,150
** Cost of investments in affiliates	$—	$708,697,092	$—
*** Cost of short-term investments	$104,528,293	$139,544,147	$41,333,284
**** Cost of foreign cash collateral for futures	$—	$2,848,309	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited) (continued)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
Class ADV
Net assets	$1,066,271,278	$316,134,671	$6,193,253
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	35,632,232	24,838,906	317,821
Net asset value and redemption price per share	$29.92	$12.73	$19.49
Class I
Net assets	$1,859,486,064	$1,142,229,257	$590,110,082
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	61,190,788	88,789,504	28,908,963
Net asset value and redemption price per share	$30.39	$12.86	$20.41
Class R6
Net assets	n/a	n/a	$4,660,623
Shares authorized	n/a	n/a	100,000,000
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	228,250
Net asset value and redemption price per share	n/a	n/a	$20.42
Class S
Net assets	$594,504,795	$2,752,123,926	$121,143,205
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	19,831,603	215,382,960	6,078,468
Net asset value and redemption price per share	$29.98	$12.78	$19.93
Class S2
Net assets	$389,543	$23,109,079	n/a
Shares authorized	unlimited	unlimited	n/a
Par value	$1.000	$1.000	n/a
Shares outstanding	13,129	1,815,323	n/a
Net asset value and redemption price per share	$29.67	$12.73	n/a
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2017 (Unaudited)

	Voya Balanced Portfolio	Voya Global Equity Portfolio	Voya Government Money Market Portfolio	Voya Growth and Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,318,922	$11,405,080	$13,323	$40,236,409
Interest, net of foreign taxes withheld*	1,554,175	1,941	1,760,165	78,399
Dividends from affiliated underlying funds	826,102	—	—	—
Securities lending income, net	54,628	62,779	—	90,602
Total investment income	5,753,827	11,469,800	1,773,488	40,405,410
EXPENSES:
Investment management fees	1,270,957	1,943,350	833,124	10,467,015
Distribution and shareholder service fees:
Class ADV	—	49,892	—	2,662,125
Class S	4,669	610,922	76	744,853
Class S2	—	657	—	785
Class T	—	155,959	—	—
Transfer agent fees	285	925	356	5,795
Shareholder reporting expense	16,290	40,350	16,290	111,215
Professional fees	12,696	19,614	16,205	65,882
Custody and accounting expense	90,831	77,116	29,684	178,308
Directors/trustees fees	6,407	10,667	7,204	52,769
Miscellaneous expense	12,936	23,458	16,084	89,759
Interest expense	—	275	620	2,033
Total expenses	1,415,071	2,933,185	919,643	14,380,539
Waived and reimbursed fees	(63,065)	(31,192)	(107,149)	(1,051,259)
Net expenses	1,352,006	2,901,993	812,494	13,329,280
Net investment income	4,401,821	8,567,807	960,994	27,076,130
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of Indian capital gains tax withheld^)	17,904,174	17,030,928	22,404	208,228,695
Sale of affiliated underlying funds	5,811	—	—	—
Foreign currency related transactions	(105,299)	187,481	—	66,459
Futures	658,280	3,975,084	—	—
Swaps	103,384	—	—	—
Written options	8,202	—	—	—
Net realized gain	18,574,552	21,193,493	22,404	208,295,154
Net change in unrealized appreciation (depreciation) on:
Investments	7,382,406	54,644,987	—	115,134,209
Affiliated underlying funds	138,793	—	—	—
Foreign currency related transactions	62,933	68,156	—	—
Futures	(19,256)	551,237	—	—
Swaps	(72,564)	—	—	—
Net change in unrealized appreciation (depreciation)	7,492,312	55,264,380	—	115,134,209
Net realized and unrealized gain	26,066,864	76,457,873	22,404	323,429,363
Increase in net assets resulting from operations	$30,468,685	$85,025,680	$983,398	$350,505,493
* Foreign taxes withheld	$113,809	$1,004,317	$—	$314,973
^ Foreign taxes on sale of Indian investments	$—	$165,605	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2017 (Unaudited)

	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
INVESTMENT INCOME:
Dividends	$30,310	$4,282,365
Interest	63,632,803	54
Dividends from affiliated underlying funds	15,392,149	—
Securities lending income, net	455,593	428,664
Total investment income	79,510,855	4,711,083
EXPENSES:
Investment management fees	10,634,404	2,975,584
Distribution and shareholder service fees:
Class ADV	775,408	15,748
Class S	3,485,719	161,712
Class S2	47,808	—
Transfer agent fees	3,632	547
Shareholder reporting expense	140,275	21,720
Professional fees	84,655	11,942
Custody and accounting expense	276,025	37,300
Directors/trustees fees	64,516	10,589
Miscellaneous expense	119,001	17,833
Interest expense	676	—
Total expenses	15,632,119	3,252,975
Waived and reimbursed fees	(639,585)	(102,877)
Net expenses	14,992,534	3,150,098
Net investment income	64,518,321	1,560,985
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	14,688,180	51,289,403
Sale of affiliated underlying funds	(180,993)	—
Foreign currency related transactions	(2,427,638)	—
Futures	(2,492,917)	—
Swaps	(265,215)	—
Written options	39,616	—
Net realized gain	9,361,033	51,289,403
Net change in unrealized appreciation (depreciation) on:
Investments	35,415,754	(31,501,844)
Affiliated underlying funds	22,306,119	—
Foreign currency related transactions	(330,019)	—
Futures	6,087,189	—
Swaps	(1,325,265)	—
Net change in unrealized appreciation (depreciation)	62,153,778	(31,501,844)
Net realized and unrealized gain	71,514,811	19,787,559
Increase in net assets resulting from operations	$136,033,132	$21,348,544

See Accompanying Notes to Financial Statements

Statements of Changes in Net Assets (Unaudited)

	Voya Balanced Portfolio		Voya Global Equity Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$4,401,821	$8,933,490	$8,567,807	$15,709,821
Net realized gain (loss)	18,574,552	5,165,253	21,193,493	(61,191,156)
Net change in unrealized appreciation	7,492,312	17,932,640	55,264,380	84,178,744
Increase in net assets resulting from operations	30,468,685	32,031,383	85,025,680	38,697,409
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	(370,586)	(502,893)
Class I	(10,867,103)	(7,616,888)	(3,602,681)	(4,372,370)
Class S	(87,514)	(59,518)	(10,272,422)	(13,379,827)
Class S2	—	—	(8,101)	(7,294)
Class T	—	—	(720,568)	(1,095,449)
Total distributions	(10,954,617)	(7,676,406)	(14,974,358)	(19,357,833)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,484,602	4,145,922	3,726,669	10,178,134
Reinvestment of distributions	10,954,617	7,676,406	14,974,358	19,357,833
	14,439,219	11,822,328	18,701,027	29,535,967
Cost of shares redeemed	(27,789,153)	(58,032,822)	(81,031,503)	(153,481,413)
Net decrease in net assets resulting from capital share transactions	(13,349,934)	(46,210,494)	(62,330,476)	(123,945,446)
Net increase (decrease) in net assets	6,164,134	(21,855,517)	7,720,846	(104,605,870)
NET ASSETS:
Beginning of year or period	421,114,439	442,969,956	697,826,807	802,432,677
End of year or period	$427,278,573	$421,114,439	$705,547,653	$697,826,807
Undistributed net investment income at end of year or period	$4,091,035	$10,643,831	$8,782,350	$15,188,901

See Accompanying Notes to Financial Statements

Statements of Changes in Net Assets (Unaudited)

	Voya Government Money Market Portfolio		Voya Growth and Income Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$960,994	$435,259	$27,076,130	$59,954,584
Net realized gain	22,404	396,232	208,295,154	276,978,847
Net change in unrealized appreciation (depreciation)	—	—	115,134,209	(23,030,191)
Increase in net assets resulting from operations	983,398	831,491	350,505,493	313,903,240
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(15,538,862)
Class I	(960,926)	(435,258)	—	(33,639,786)
Class S	(69)	(3)	—	(10,073,694)
Class S2	—	—	—	(5,727)
Net realized gains:
Class ADV	—	—	(15,342,264)	(87,992,818)
Class I	(34,193)	(499,979)	(26,235,760)	(143,952,943)
Class S	(5)	(269)	(8,539,940)	(50,215,275)
Class S2	—	—	(5,930)	(29,465)
Total distributions	(995,193)	(935,509)	(50,123,894)	(341,448,570)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	25,731,246	139,247,510	20,285,395	10,580,286
Reinvestment of distributions	995,193	935,509	50,089,971	341,207,784
	26,726,439	140,183,019	70,375,366	351,788,070
Cost of shares redeemed	(72,123,964)	(176,638,756)	(301,839,013)	(552,686,429)
Net decrease in net assets resulting from capital share transactions	(45,397,525)	(36,455,737)	(231,463,647)	(200,898,359)
Net increase (decrease) in net assets	(45,409,320)	(36,559,755)	68,917,952	(228,443,689)
NET ASSETS:
Beginning of year or period	504,657,167	541,216,922	3,451,733,728	3,680,177,417
End of year or period	$459,247,847	$504,657,167	$3,520,651,680	$3,451,733,728
Undistributed (distributions in excess of) net investment income or accumulated net investment loss at end of year or period	$(139,825)	$(139,824)	$26,548,791	$(527,339)

See Accompanying Notes to Financial Statements

Statements of Changes in Net Assets (Unaudited)

	Voya Intermediate Bond Portfolio		Voya Small Company Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$64,518,321	$136,908,476	$1,560,985	$2,184,315
Net realized gain	9,361,033	11,351,510	51,289,403	76,641,987
Net change in unrealized appreciation (depreciation)	62,153,778	54,331,079	(31,501,844)	56,886,577
Increase in net assets resulting from operations	136,033,132	202,591,065	21,348,544	135,712,879
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(4,558,610)	(8,936,348)	—	—
Class I	(19,662,140)	(38,142,968)	(2,010,029)	(2,207,939)
Class R6	—	—	(14,076)	(13)
Class S	(44,493,341)	(90,171,714)	(160,821)	(208,636)
Class S2	(363,537)	(753,431)	—	—
Net realized gains:
Class ADV	—	—	(668,021)	(552,879)
Class I	—	—	(61,776,278)	(44,683,696)
Class R6	—	—	(432,625)	(279)
Class S	—	—	(13,395,904)	(9,976,165)
Total distributions	(69,077,628)	(138,004,461)	(78,457,754)	(57,629,607)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	80,324,356	178,176,946	78,641,342	68,917,142
Reinvestment of distributions	69,077,026	137,993,921	78,457,754	57,629,316
	149,401,382	316,170,867	157,099,096	126,546,458
Cost of shares redeemed	(381,133,847)	(749,350,826)	(69,009,996)	(117,584,204)
Net increase (decrease) in net assets resulting from capital share transactions	(231,732,465)	(433,179,959)	88,089,100	8,962,254
Net increase (decrease) in net assets	(164,776,961)	(368,593,355)	30,979,890	87,045,526
NET ASSETS:
Beginning of year or period	4,398,373,894	4,766,967,249	691,127,273	604,081,747
End of year or period	$4,233,596,933	$4,398,373,894	$722,107,163	$691,127,273
Undistributed (distributions in excess of) net investment income or accumulated net investment loss at end of year or period	$(2,908,331)	$1,650,976	$1,510,353	$2,134,294

See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Balanced Portfolio
Class I
06-30-17	14.93	0.16•	0.95	1.11	0.41	—	—	0.41	—	15.63	7.44	0.67	0.64	0.64	2.08	423,585	95
12-31-16	14.10	0.30•	0.78	1.08	0.25	—	—	0.25	—	14.93	7.82	0.67	0.62	0.62	2.09	417,376	184
12-31-15	14.64	0.28•	(0.54)	(0.26)	0.28	—	—	0.28	—	14.10	(1.86)	0.67	0.62	0.62	1.90	438,912	193
12-31-14	14.01	0.31•	0.55	0.86	0.23	—	—	0.23	—	14.64	6.22	0.63	0.63	0.63	2.18	507,213	192
12-31-13	12.27	0.28•	1.74	2.02	0.28	—	—	0.28	—	14.01	16.71	0.64	0.64	0.64	2.13	538,114	210
12-31-12	11.13	0.30•	1.20	1.50	0.36	—	—	0.36	—	12.27	13.64	0.64	0.64	0.64	2.57	520,249	234
Class S
06-30-17	14.85	0.14•	0.93	1.07	0.36	—	—	0.36	—	15.56	7.27	0.92	0.89	0.89	1.83	3,694	95
12-31-16	14.01	0.26•	0.79	1.05	0.21	—	—	0.21	—	14.85	7.62	0.92	0.87	0.87	1.84	3,738	184
12-31-15	14.55	0.24•	(0.54)	(0.30)	0.24	—	—	0.24	—	14.01	(2.14)	0.92	0.87	0.87	1.65	4,058	193
12-31-14	13.92	0.28•	0.55	0.83	0.20	—	—	0.20	—	14.55	5.99	0.88	0.88	0.88	1.94	4,797	192
12-31-13	12.20	0.24•	1.73	1.97	0.25	—	—	0.25	—	13.92	16.33	0.89	0.89	0.89	1.88	5,829	210
12-31-12	11.05	0.27•	1.21	1.48	0.33	—	—	0.33	—	12.20	13.49	0.89	0.89	0.89	2.32	5,567	234
Voya Global Equity Portfolio
Class ADV
06-30-17	9.12	0.10•	1.05	1.15	0.19	—	—	0.19	—	10.08	12.60	1.10	1.10	1.10	2.15	19,438	26
12-31-16	8.85	0.16•	0.31	0.47	0.20	—	—	0.20	—	9.12	5.53	1.10	1.10	1.10	1.87	19,883	101
12-31-15	9.11	0.21•	(0.47)	(0.26)	—	—	—	—	—	8.85	(2.85)(a)	1.11	1.11	1.11	2.26	23,880	83
12-31-14	8.94	0.19	0.22	0.41	0.24	—	—	0.24	—	9.11	4.65	1.12	1.12	1.12	2.03	1,279	88
12-31-13	8.15	0.23•	0.85	1.08	0.29	—	—	0.29	—	8.94	13.46	1.27	1.28	1.28	2.70	1,312	122
12-31-12	7.38	0.25•	0.81	1.06	0.29	—	—	0.29	—	8.15	14.74	1.33	1.34	1.34	3.25	1,485	23
Class I
06-30-17	9.21	0.13•	1.05	1.18	0.24	—	—	0.24	—	10.15	12.84	0.60	0.60	0.60	2.65	154,402	26
12-31-16	8.94	0.21•	0.31	0.52	0.25	—	—	0.25	—	9.21	6.00	0.60	0.60	0.60	2.36	150,824	101
03-05-15(5) - 12-31-15	9.63	0.22•	(0.85)	(0.63)	0.06	—	—	0.06	—	8.94	(6.64)(a)	0.61	0.61	0.61	2.78	165,749	83
Class S
06-30-17	9.20	0.12•	1.04	1.16	0.21	—	—	0.21	—	10.15	12.67	0.85	0.85	0.85	2.40	489,234	26
12-31-16	8.93	0.19•	0.31	0.50	0.23	—	—	0.23	—	9.20	5.76	0.85	0.85	0.85	2.11	485,551	101
12-31-15	9.20	0.22•	(0.44)	(0.22)	0.05	—	—	0.05	—	8.93	(2.47)(a)	0.86	0.86	0.86	2.38	558,519	83
12-31-14	9.03	0.21•	0.22	0.43	0.26	—	—	0.26	—	9.20	4.87	0.87	0.87	0.87	2.28	168,482	88
12-31-13	8.23	0.25•	0.85	1.10	0.30	—	—	0.30	—	9.03	13.63	1.02	1.03	1.03	2.96	179,327	122
12-31-12	7.44	0.27•	0.83	1.10	0.31	—	—	0.31	—	8.23	15.12	1.08	1.09	1.09	3.54	180,208	23
Class S2
06-30-17	9.07	0.11•	1.03	1.14	0.21	—	—	0.21	—	10.00	12.59	1.00	1.00	1.00	2.33	407	26
12-31-16	8.80	0.18	0.30	0.48	0.21	—	—	0.21	—	9.07	5.64	1.03	1.00	1.00	1.98	278	101
03-05-15(5) - 12-31-15	9.52	0.14•	(0.80)	(0.66)	0.06	—	—	0.06	—	8.80	(7.04)(a)	1.11	1.01	1.01	1.86	288	83
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global Equity Portfolio (continued)
Class T
06-30-17	9.07	0.10•	1.02	1.12	0.17	—	—	0.17	—	10.02	12.40	1.35	1.20	1.20	2.05	42,067	26
12-31-16	8.80	0.16•	0.30	0.46	0.19	—	—	0.19	—	9.07	5.41	1.35	1.20	1.20	1.79	41,291	101
03-05-15(5) - 12-31-15	9.52	0.17•	(0.83)	(0.66)	0.06	—	—	0.06	—	8.80	(7.04)(a)	1.36	1.21	1.21	2.21	53,997	83
Voya Government Money Market Portfolio
Class I
06-30-17	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.21	0.39	0.34	0.34	0.40	459,204	—
12-31-16	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.18	0.39	0.34	0.34	0.08	504,575	—
12-31-15	1.00	(0.00)*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.01	0.38	0.22	0.22	0.00*	541,132	—
12-31-14	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.34	0.19	0.19	0.00	616,745	—
12-31-13	1.00	(0.00)*	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.02	0.34	0.23	0.23	0.00	768,521	—
12-31-12	1.00	0.00*	0.00*	0.00*	0.00*	—	—	0.00*	—	1.00	0.03	0.34	0.34	0.34	0.03	975,469	—
Class S
06-30-17	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.13	0.64	0.49	0.49	0.22	44	—
12-31-16	1.00	—	0.00*	0.00	0.00*	0.00*	—	0.00*	—	1.00	0.10	0.64	0.38	0.38	0.00*	82	—
12-31-15	1.00	(0.00)*	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.01	0.63	0.22	0.22	0.00	85	—
12-31-14	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.59	0.19	0.19	0.00	106	—
12-31-13	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.59	0.23	0.23	0.00	138	—
12-31-12	1.00	(0.00)*	0.00*	0.00*	—	—	—	—	—	1.00	0.00	0.59	0.36	0.36	0.01	134	—
Voya Growth and Income Portfolio
Class ADV
06-30-17	27.51	0.19•	2.65	2.84	—	0.43	—	0.43	—	29.92	10.34	1.13	1.03	1.03	1.28	1,066,271	36
12-31-16	27.81	0.40•	2.10	2.50	0.43	2.37	—	2.80	—	27.51	9.25	1.13	1.03	1.03	1.44	1,064,550	98
12-31-15	30.28	0.44•	(0.96)	(0.52)	0.47	1.48	—	1.95	—	27.81	(1.82)	1.13	1.03	1.03	1.46	1,145,072	53
12-31-14	31.36	0.49•	2.77	3.26	0.52	3.82	—	4.34	—	30.28	10.19	1.08	1.03	1.03	1.49	1,348,687	87
12-31-13	24.31	0.22•	7.09	7.31	0.26	—	—	0.26	—	31.36	30.07	1.09	1.04	1.04	0.80	1,441,995	49
12-31-12	21.39	0.29•	2.97	3.26	0.34	—	—	0.34	—	24.31	15.24	1.09	1.04	1.04	1.23	1,251,577	57
Class I
06-30-17	27.87	0.25•	2.70	2.95	—	0.43	—	0.43	—	30.39	10.60	0.63	0.58	0.58	1.73	1,859,486	36
12-31-16	28.13	0.54•	2.14	2.68	0.57	2.37	—	2.94	—	27.87	9.77	0.63	0.58	0.58	1.89	1,778,873	98
12-31-15	30.63	0.59•	(0.99)	(0.40)	0.62	1.48	—	2.10	—	28.13	(1.42)	0.63	0.58	0.58	1.91	1,872,684	53
12-31-14	31.67	0.64•	2.82	3.46	0.68	3.82	—	4.50	—	30.63	10.72	0.58	0.58	0.58	1.94	2,140,398	87
12-31-13	24.54	0.35•	7.17	7.52	0.39	—	—	0.39	—	31.67	30.66	0.59	0.59	0.59	1.25	2,182,314	49
12-31-12	21.59	0.40•	3.00	3.40	0.45	—	—	0.45	—	24.54	15.78	0.59	0.59	0.59	1.68	1,865,425	57
Class S
06-30-17	27.53	0.21•	2.67	2.88	—	0.43	—	0.43	—	29.98	10.48	0.88	0.83	0.83	1.48	594,505	36
12-31-16	27.83	0.46•	2.10	2.56	0.49	2.37	—	2.86	—	27.53	9.45	0.88	0.83	0.83	1.64	607,941	98
12-31-15	30.31	0.51•	(0.97)	(0.46)	0.54	1.48	—	2.02	—	27.83	(1.64)	0.88	0.83	0.83	1.66	662,075	53
12-31-14	31.38	0.56•	2.78	3.34	0.59	3.82	—	4.41	—	30.31	10.44	0.83	0.83	0.83	1.70	794,327	87
12-31-13	24.32	0.28•	7.10	7.38	0.32	—	—	0.32	—	31.38	30.34	0.84	0.84	0.84	1.00	865,453	49
12-31-12	21.40	0.34•	2.97	3.31	0.39	—	—	0.39	—	24.32	15.47	0.84	0.84	0.84	1.42	772,713	57
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Growth and Income Portfolio (continued)
Class S2
06-30-17	27.27	0.19•	2.64	2.83	—	0.43	—	0.43	—	29.67	10.39	1.03	0.98	0.98	1.34	390	36
12-31-16	27.60	0.42	2.08	2.50	0.46	2.37	—	2.83	—	27.27	9.30	1.06	0.98	0.98	1.50	370	98
12-31-15	30.11	0.47•	(0.97)	(0.50)	0.53	1.48	—	2.01	—	27.60	(1.78)	1.13	0.98	0.98	1.56	346	53
12-31-14	31.05	0.54•	2.70	3.24	0.36	3.82	—	4.18	—	30.11	10.24	1.08	0.98	0.98	1.68	314	87
12-31-13	24.08	0.22	7.04	7.26	0.29	—	—	0.29	—	31.05	30.17	1.09	0.99	0.99	0.85	1,167	49
12-31-12	21.23	0.35•	2.90	3.25	0.40	—	—	0.40	—	24.08	15.30	1.09	0.99	0.99	1.47	728	57
Voya Intermediate Bond Portfolio
Class ADV
06-30-17	12.53	0.17•	0.21	0.38	0.18	—	—	0.18	—	12.73	3.08	1.03	1.00	1.00	2.73	316,135	150
12-31-16	12.40	0.33	0.16	0.49	0.36	—	—	0.36	—	12.53	3.92	1.03	0.98	0.98	2.58	311,448	296
12-31-15	12.81	0.34•	(0.34)	0.00*	0.41	—	—	0.41	—	12.40	(0.02)	1.03	0.98	0.98	2.62	319,732	346
12-31-14	12.42	0.38•	0.39	0.77	0.38	—	—	0.38	—	12.81	6.21	0.97	0.97	0.97	2.97	191,895	428
12-31-13	12.88	0.39	(0.47)	(0.08)	0.38	—	—	0.38	—	12.42	(0.62)	0.99	0.99	0.99	3.05	37,058	389
12-31-12	12.34	0.42•	0.67	1.09	0.55	—	—	0.55	—	12.88	8.85	1.00	1.00	1.00	3.25	34,473	425
Class I
06-30-17	12.66	0.20•	0.22	0.42	0.22	—	—	0.22	—	12.86	3.32	0.53	0.50	0.50	3.23	1,142,229	150
12-31-16	12.52	0.40•	0.14	0.54	0.40	—	—	0.40	—	12.66	4.33	0.53	0.48	0.48	3.08	1,174,851	296
12-31-15	12.90	0.41•	(0.33)	0.08	0.46	—	—	0.46	—	12.52	0.60	0.53	0.48	0.48	3.14	1,248,125	346
12-31-14	12.50	0.44	0.39	0.83	0.43	—	—	0.43	—	12.90	6.67	0.47	0.47	0.47	3.46	958,412	428
12-31-13	12.96	0.45	(0.47)	(0.02)	0.44	—	—	0.44	—	12.50	(0.12)	0.49	0.49	0.49	3.57	846,916	389
12-31-12	12.40	0.49•	0.67	1.16	0.60	—	—	0.60	—	12.96	9.39	0.50	0.50	0.50	3.78	1,001,255	425
Class S
06-30-17	12.58	0.19•	0.21	0.40	0.20	—	—	0.20	—	12.78	3.21	0.78	0.75	0.75	2.98	2,752,124	150
12-31-16	12.44	0.36•	0.16	0.52	0.38	—	—	0.38	—	12.58	4.16	0.78	0.73	0.73	2.83	2,887,280	296
12-31-15	12.83	0.37•	(0.34)	0.03	0.42	—	—	0.42	—	12.44	0.26	0.78	0.73	0.73	2.90	3,169,894	346
12-31-14	12.43	0.42•	0.38	0.80	0.40	—	—	0.40	—	12.83	6.48	0.72	0.72	0.72	3.21	3,477,973	428
12-31-13	12.89	0.44	(0.49)	(0.05)	0.41	—	—	0.41	—	12.43	(0.38)	0.74	0.74	0.74	3.31	1,140,317	389
12-31-12	12.34	0.45•	0.67	1.12	0.57	—	—	0.57	—	12.89	9.08	0.75	0.75	0.75	3.52	1,221,680	425
Class S2
06-30-17	12.53	0.18•	0.21	0.39	0.19	—	—	0.19	—	12.73	3.14	0.93	0.90	0.90	2.83	23,109	150
12-31-16	12.40	0.34•	0.16	0.50	0.37	—	—	0.37	—	12.53	3.99	0.96	0.88	0.88	2.68	24,796	296
12-31-15	12.79	0.35•	(0.33)	0.02	0.41	—	—	0.41	—	12.40	0.17	1.03	0.88	0.88	2.75	29,217	346
12-31-14	12.43	0.37•	0.40	0.77	0.41	—	—	0.41	—	12.79	6.17	0.97	0.87	0.87	2.87	5,281	428
12-31-13	12.92	0.44	(0.50)	(0.06)	0.43	—	—	0.43	—	12.43	(0.44)	0.99	0.89	0.89	3.45	1,505	389
12-31-12	12.37	0.41	0.69	1.10	0.55	—	—	0.55	—	12.92	8.93	1.00	0.90	0.90	3.37	1,277	425
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Small Company Portfolio
Class ADV
06-30-17	21.20	(0.00)*	0.65	0.65	—	2.36	—	2.36	—	19.49	2.96	1.38	1.35	1.35	(0.02)	6,193	36
12-31-16	18.99	(0.02)	4.13	4.11	—	1.90	—	1.90	—	21.20	23.84	1.38	1.33	1.33	(0.09)	6,463	71
12-31-15	22.49	(0.03)	(0.11)	(0.14)	—	3.36	—	3.36	—	18.99	(1.26)	1.39	1.34	1.34	(0.07)	5,615	45
12-31-14	23.94	(0.03)	1.26	1.23	—	2.68	—	2.68	—	22.49	6.00	1.34	1.34	1.34	(0.18)	5,861	30
12-31-13	19.13	(0.02)	6.64	6.62	0.01	1.80	—	1.81	—	23.94	37.04	1.34	1.34	1.34	(0.13)	7,233	36
12-31-12	17.39	0.01	2.41	2.42	—	0.68	—	0.68	—	19.13	14.01	1.35	1.35	1.35	0.06	6,213	49
Class I
06-30-17	22.12	0.05•	0.68	0.73	0.08	2.36	—	2.44	—	20.41	3.19	0.88	0.85	0.85	0.50	590,110	36
12-31-16	19.73	0.09	4.29	4.38	0.09	1.90	—	1.99	—	22.12	24.49	0.88	0.83	0.83	0.41	545,125	71
12-31-15	23.25	0.09	(0.13)	(0.04)	0.12	3.36	—	3.48	—	19.73	(0.79)	0.89	0.84	0.84	0.43	487,778	45
12-31-14	24.63	0.08	1.31	1.39	0.09	2.68	—	2.77	—	23.25	6.54	0.84	0.84	0.84	0.33	520,298	30
12-31-13	19.63	0.08•	6.84	6.92	0.12	1.80	—	1.92	—	24.63	37.76	0.84	0.84	0.84	0.38	571,880	36
12-31-12	17.82	0.10•	2.47	2.57	0.08	0.68	—	0.76	—	19.63	14.52	0.85	0.85	0.85	0.55	472,254	49
Class R6
06-30-17	22.13	0.06•	0.67	0.73	0.08	2.36	—	2.44	—	20.42	3.19	0.88	0.85	0.85	0.55	4,661	36
12-31-16	19.74	0.10•	4.28	4.38	0.09	1.90	—	1.99	—	22.13	24.49	0.88	0.83	0.83	0.50	2,694	71
11-24-15(5) - 12-31-15	20.56	0.02•	(0.84)	(0.82)	—	—	—	—	—	19.74	(3.99)	0.89	0.84	0.84	0.99	3	45
Class S
06-30-17	21.63	0.02•	0.67	0.69	0.03	2.36	—	2.39	—	19.93	3.08	1.13	1.10	1.10	0.23	121,143	36
12-31-16	19.33	0.03	4.21	4.24	0.04	1.90	—	1.94	—	21.63	24.16	1.13	1.08	1.08	0.16	136,845	71
12-31-15	22.84	0.03	(0.12)	(0.09)	0.06	3.36	—	3.42	—	19.33	(1.02)	1.14	1.09	1.09	0.18	110,685	45
12-31-14	24.24	0.02	1.28	1.30	0.02	2.68	—	2.70	—	22.84	6.26	1.09	1.09	1.09	0.08	115,635	30
12-31-13	19.35	0.03	6.72	6.75	0.06	1.80	—	1.86	—	24.24	37.37	1.09	1.09	1.09	0.12	126,746	36
12-31-12	17.57	0.05•	2.44	2.49	0.03	0.68	—	0.71	—	19.35	14.26	1.10	1.10	1.10	0.28	101,041	49

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, Global Equity’s total return would have been (2.96)%, (6.85)%, (2.69)%, (7.14)% and (7.25)% for Classes ADV, I, S, S2 and T, respectively.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited)

NOTE 1 — ORGANIZATION
As further detailed below, the Voya Variable Product Funds are series of Voya Balanced Portfolio, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., Voya Intermediate Bond Portfolio, and Voya Government Money Market Portfolio (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).
Voya Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, Voya Balanced Portfolio (“Balanced”). Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has nineteen active separate investment series. The two diversified series of Voya Variable Portfolios, Inc. included in this report are Voya Global Equity Portfolio (“Global Equity”) and Voya Small Company Portfolio (“Small Company”). Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Government Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Government Money Market Portfolio (“Government Money Market”). Each of the Voya Variable Product Funds is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class R6, Class S, Service 2 (“Class S2”) and Class T; however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio, (except Government Money Market), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors/Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and
(h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions,

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Government Money Market uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of  $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Money Market, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
For the period ended June 30, 2017, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each
Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of June 30, 2017, the maximum amount of loss that Balanced and Intermediate Bond would incur if the counterparties to their derivative transactions failed to perform would be $49,974 and $552,212, respectively, which represents the gross payments to be received by the Portfolios on open forward foreign currency contracts were they to be unwound as of June 30, 2017. At June 30, 2017, there was no collateral received from any counterparty for open OTC derivatives.
Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

As of June 30, 2017, Balanced and Intermediate Bond had a liability position of  $25,476 and $1,126,974, respectively, on open forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2017, these Portfolios could have been required to pay these amounts in cash to their counterparties. At June 30, 2017, Intermediate Bond had pledged $430,000 in cash collateral for open OTC derivatives. Balanced did not pledge any cash collateral for OTC derivatives as of June 30, 2017.
E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
During the period ended June 30, 2017, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$155,708	$2,037,493
Intermediate Bond	1,696,908	40,378,803
The above Portfolios entered into forward foreign currency contracts to protect their non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables following each respective Portfolio of Investments for open forward foreign currency contracts at June 30, 2017.
Each Portfolio, with the exception of Government Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2017, Balanced and Intermediate Bond have purchased and sold futures contracts on various bonds and notes. Balanced and Intermediate Bond purchased and sold futures on bonds and notes as part of their duration management. Balanced and Global Equity entered into equity futures to “equitize” cash. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the period ended June 30, 2017, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$45,067,955	$10,425,683
Global Equity	27,289,127	—
Intermediate Bond	655,002,972	443,766,224
Please refer to the tables following each respective Portfolio of Investments for the above Portfolios’ open futures contracts at June 30, 2017.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.
During the period ended June 30, 2017, Balanced and Intermediate Bond had purchased credit default swaptions to increase exposure to credit risk. There were no open credit default swaptions at June 30, 2017.
During the period ended June 30, 2017, Balanced and Intermediate Bond had both purchased and written interest rate swaptions to gain exposure to interest rates and to generate income. There were no open purchased or written interest rate swaptions at June 30, 2017.
Please refer to Note 9 for the volume of both purchased and written option activity during the period ended June 30, 2017.
G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Balanced, Global Equity, and Small Company declare and pay dividends annually. Growth and Income declares and pays dividends semi-annually. Government Money Market and Intermediate Bond declare dividends daily and pay dividends, if any, monthly. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
H. Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short,

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table following the Portfolio of Investments for Government Money Market for open repurchase agreements subject to the MRA on a net basis at June 30, 2017.
K. Securities Lending. Each Portfolio (except Government Money Market) may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available.
In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the Securities Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.
To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2017, Intermediate Bond had received $72,000 in cash collateral and had pledged $895,000, respectively, to certain counterparties for open when-issued or delayed-delivery transactions.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

N. Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based roll transactions, the fee is recorded as income.
O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
For the period ended June 30, 2017, Balanced had sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Balanced used CDX swaps to gain additional exposure with various sectors of the credit market. There were no open credit default swaps to sell protection at June 30, 2017.
For the period ended June 30, 2017, Intermediate Bond had bought credit protection on CDX swaps. Intermediate Bond used CDX swaps to hedge the credit risk associated with various sectors within the credit market. Please refer to the tables following the Portfolio of Investments for open credit default swaps to buy protection at June 30, 2017.
For the period ended June 30, 2017, Balanced had an average notional amount of  $2,400,000 on credit default swaps to sell protection. For the period ended June 30, 2017, Intermediate Bond had an average notional amount of  $125,000,000 on credit default swaps to buy protection.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.
For the period ended June 30, 2017, Balanced and Intermediate Bond had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Long interest rate swaps were $10,571,333 and $783,579,667, respectively.
For the period ended June 30, 2017, Balanced and Intermediate Bond had entered into interest rate swaps in which they pay a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on Short interest rate swaps were $22,641,000 and $1,151,781,333, respectively.
Balanced and Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the table following each respective Portfolio of Investments for Balanced and Intermediate Bond for open interest rate swaps at June 30, 2017.
At June 30, 2017, Balanced and Intermediate Bond had pledged $162,000 and $3,961,000, respectively, in cash collateral for open centrally cleared interest rate swaps.
P. Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended June 30, 2017, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Balanced	$165,832,007	$192,642,127
Global Equity	172,614,545	244,282,858
Growth and Income	1,239,741,152	1,531,926,920
Intermediate Bond	905,309,909	1,209,486,230
Small Company	262,685,606	248,027,715
U.S. government securities not included above were as follows:
	Purchases	Sales
Balanced	$223,082,430	$206,013,178
Intermediate Bond	5,907,650,414	5,530,809,567
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Portfolio	Fee
Balanced(1)	0.60%
Global Equity	0.56% on the first $500 million; 0.53% on the next $500 million; 0.51% thereafter
Government Money Market(2)	0.35%
Growth and Income(2)	0.600% on the first $5 billion; 0.550% on the next $5 billion; 0.525% thereafter
Intermediate Bond(1)	0.50% on first $4 billion; 0.48% on next $3 billion; 0.46% thereafter
Small Company(1)	0.85%

(1)
Prior to May 1, 2017, the Investment Adviser was contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. This waiver was not eligible for recoupment.

(2)
The Investment Adviser is contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with each Portfolio’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV, Class S, Class S2 and Class T shares of the respective Portfolios are subject to a shareholder services and distribution plan or a distribution plan (each a “Plan”

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

and collectively, the “Plans”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Portfolios’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.
Under the Plans for Class ADV and Class S2 shares of the respective Portfolios, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.05% of the distribution fee for Class ADV shares of Growth and Income so that the actual fee paid by Class ADV shares of the Portfolio is an annual rate of 0.20%. Termination or modification of this obligation requires approval by the Board.
Under the Plan for Class S shares of the respective Portfolios, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares. For Government Money Market, the Distributor agreed to waive 0.10% of average daily net assets attributable to distribution fees for Class S shares, so that the actual fee paid by Class S shares of Government Money Market is an annual rate of 0.15%. Termination or modification of this obligation requires approval by the Board.
Under the Plan for Class T shares of Global Equity, the Distributor is paid an annual distribution fee at the rate of 0.50% of Global Equity’s average daily net assets attributable to Class T shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.15% of the average daily net assets attributable to the distribution fee paid by Class T shares of Global Equity, so that the actual fee paid by Class T shares of Global Equity is an annual rate of 0.35%. Termination or modification of this obligation requires approval by the Board.
Class T shares of Global Equity are subject to a shareholder servicing plan (“Service Plan”). The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Class T and their shareholders including Variable Contract owners or Qualified Plan participants with interests in Global Equity. Under the Service Plan, the Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class T shares.
The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Money Market in maintaining a yield of not less than zero. There is no guarantee that the Portfolio will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. For the period ended June 30, 2017, there were no waivers for the Portfolio to maintain a yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.
As of June 30, 2017, amounts of waived fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
	June 30,
	2018	2019	2020	Total
Government Money Market	$843,906	$302,589	$—	$1,146,495
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2017, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment company owned more than 5% of the following Portfolios:
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Institutional Trust Company	Government Money Market	7.77%
	Intermediate Bond	8.59
	Small Company	7.47
Voya Insurance and Annuity Company	Global Equity	68.43
	Growth and Income	43.71
	Intermediate Bond	61.17
	Small Company	14.33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Retirement Insurance and Annuity Company	Balanced	88.10
	Global Equity	20.48
	Government Money Market	89.79
	Growth and Income	50.10
	Intermediate Bond	25.54
	Small Company	50.06
Voya Solution Moderately Aggressive Portfolio	Small Company	5.65
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors/trustees, as described in the DC Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’/trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment
Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
	Class ADV	Class I	Class R6	Class S	Class S2	Class T
Balanced(1)	N/A	0.69%	N/A	0.94%	N/A	N/A
Global Equity(2)	1.34%	0.84%	N/A	1.09%	1.24%	1.44%
Growth and Income	1.30%	0.70%	N/A	0.95%	1.10%	N/A
Intermediate Bond(3)	1.03%	0.53%	N/A	0.78%	0.93%	N/A
Small Company(4)	1.43%	0.93%	0.93%	1.18%	N/A	N/A

(1)
Expense limit was implemented on May 1, 2017.

(2)
Pursuant to a side letter agreement, through May 1, 2018, the Investment Adviser has further lowered the expense limits for Global Equity to 1.11%, 0.61%, 0.86%, 1.01% and 1.21% for Class ADV, Class I, Class S, Class S2 and Class T, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

(3)
Prior to May 1, 2017, the expense limits for Intermediate Bond were 1.05%, 0.55%, 0.80% and 0.95% for Classes ADV, I, S and S2, respectively.

(4)
Prior to May 1, 2017, the expense limits for Small Company were 1.45%, 0.95%, 0.95% and 1.20% for Classes ADV, I, R6 and S, respectively.

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2017, the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.
The Expense Limitation Agreements are contractual through May 1, 2018 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 19, 2017, the line of credit was renewed and each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolios or certain other

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the period ended June 30, 2017:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Global Equity	3	$1,754,333	1.91%
Intermediate Bond	10	1,227,900	2.01
NOTE 9 — PURCHASED AND WRITTEN OPTIONS
Transactions in purchased credit default swaptions for Balanced during the period ended June 30, 2017 were as follows:
	USD Notional	Cost
Balance at 12/31/2016	—	$—
Options Purchased	9,500,000	6,650
Options Expired	(9,500,000)	(6,650)
Balance at 06/30/2017	—	$—

Transactions in purchased interest rate swaptions for Balanced during the period ended June 30, 2017 were as follows:
	USD Notional	Cost
Balance at 12/31/2016	—	$—
Options Purchased	3,580,000	6,129
Options Expired	(3,580,000)	(6,129)
Balance at 06/30/2017	—	$—

Transactions in written interest rate swaptions for Balanced during the period ended June 30, 2017 were as follows:
	USD Notional	Premiums Received
Balance at 12/31/2016	—	$—
Options Written	3,580,000	6,229
Options Terminated in Closing Purchase Transactions	(920,000)	(5,676)
Options Expired	(2,660,000)	(553)
Balance at 06/30/2017	—	$—

Transactions in purchased credit default swaptions for Intermediate Bond during the period ended June 30, 2017 were as follows:
	USD Notional	Cost
Balance at 12/31/2016	—	$—
Options Purchased	426,500,000	298,550
Options Expired	(426,500,000)	(298,550)
Balance at 06/30/2017	—	$—

Transactions in purchased interest rate swaptions for Intermediate Bond during the period ended June 30, 2017 were as follows:
	USD Notional	Cost
Balance at 12/31/2016	—	$—
Options Purchased	190,470,000	34,334
Options Expired	(190,470,000)	(34,334)
Balance at 06/30/2017	—	$—

Transactions in written interest rate swaptions for Intermediate Bond during the period ended June 30, 2017 were as follows:
	USD Notional	Premiums Received
Balance at 12/31/2016	—	$—
Options Purchased	190,470,000	39,616
Options Expired	(190,470,000)	(39,616)
Balance at 06/30/2017	—	$—

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class I
6/30/2017	224,320	—	703,828	(1,773,547)	(845,399)	3,469,586	—	10,867,103	(27,464,806)	(13,128,117)
12/31/2016	286,591	—	545,232	(4,020,427)	(3,188,604)	4,102,169	—	7,616,888	(57,388,840)	(45,669,783)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced (continued)
Class S
6/30/2017	971	—	5,694	(21,029)	(14,364)	15,016	—	87,514	(324,347)	(221,817)
12/31/2016	3,164	—	4,279	(45,300)	(37,857)	43,753	—	59,518	(643,982)	(540,711)
Global Equity
Class ADV
6/30/2017	13,227	—	37,245	(301,627)	(251,155)	127,724	—	370,586	(2,954,912)	(2,456,602)
12/31/2016	31,215	—	59,303	(607,916)	(517,398)	275,302	—	502,893	(5,296,385)	(4,518,190)
Class I
6/30/2017	124,218	—	359,549	(1,648,733)	(1,164,966)	1,224,214	—	3,602,681	(16,437,584)	(11,610,689)
12/31/2016	315,852	—	512,587	(2,997,376)	(2,168,937)	2,799,817	—	4,372,370	(26,392,658)	(19,220,471)
Class S
6/30/2017	100,789	—	1,025,192	(5,716,861)	(4,590,880)	1,004,007	—	10,272,422	(56,207,169)	(44,930,740)
12/31/2016	223,897	—	1,566,724	(11,562,136)	(9,771,515)	1,959,903	—	13,379,827	(101,783,442)	(86,443,712)
Class S2
6/30/2017	10,549	—	820	(1,363)	10,006	104,353	—	8,101	(13,234)	99,220
12/31/2016	4,795	—	865	(7,731)	(2,071)	41,574	—	7,294	(68,918)	(20,050)
Class T
6/30/2017	131,369	—	72,784	(562,104)	(357,951)	1,266,371	—	720,568	(5,418,604)	(3,431,665)
12/31/2016	594,364	—	129,793	(2,307,010)	(1,582,853)	5,101,538	—	1,095,449	(19,940,010)	(13,743,023)
Government Money Market
Class I
6/30/2017	25,728,469	—	995,117	(72,083,014)	(45,359,428)	25,728,467	—	995,119	(72,083,014)	(45,359,428)
12/31/2016	138,262,357	—	935,238	(175,651,072)	(36,453,477)	138,262,357	—	935,238	(175,651,072)	(36,453,477)
Class S
6/30/2017	2,779	—	74	(40,950)	(38,097)	2,779	—	74	(40,950)	(38,097)
12/31/2016	985,152	—	272	(987,684)	(2,260)	985,153	—	271	(987,684)	(2,260)
Growth and Income
Class ADV
6/30/2017	447,645	—	520,430	(4,030,852)	(3,062,777)	13,085,049	—	15,342,265	(117,352,307)	(88,924,993)
12/31/2016	145,340	—	3,776,003	(6,406,343)	(2,485,000)	4,095,762	—	103,531,680	(179,207,392)	(71,579,950)
Class I
6/30/2017	184,889	—	875,730	(3,697,803)	(2,637,184)	5,547,961	—	26,201,836	(109,423,571)	(77,673,774)
12/31/2016	131,389	—	6,380,927	(9,248,696)	(2,736,380)	3,639,575	—	177,351,943	(261,073,382)	(80,081,864)
Class S
6/30/2017	55,940	—	289,293	(2,594,438)	(2,249,205)	1,632,576	—	8,539,940	(75,023,285)	(64,850,769)
12/31/2016	100,601	—	2,196,506	(4,010,085)	(1,712,978)	2,816,141	—	60,288,969	(112,370,107)	(49,264,997)
Class S2
6/30/2017	692	—	203	(1,347)	(452)	19,809	—	5,930	(39,850)	(14,111)
12/31/2016	1,054	—	1,293	(1,301)	1,046	28,808	—	35,192	(35,548)	28,452
Intermediate Bond
Class ADV
6/30/2017	1,077,119	—	360,547	(1,455,038)	(17,372)	13,596,762	—	4,558,829	(18,360,397)	(204,806)
12/31/2016	1,532,861	—	699,426	(3,152,561)	(920,274)	19,734,492	—	8,936,129	(40,256,358)	(11,585,737)
Class I
6/30/2017	2,922,994	—	1,538,547	(8,435,884)	(3,974,343)	37,324,323	—	19,659,120	(107,651,606)	(50,668,163)
12/31/2016	3,268,901	—	2,949,442	(13,175,262)	(6,956,919)	42,304,595	—	38,134,846	(169,970,055)	(89,530,614)
Class S
6/30/2017	2,165,771	—	3,505,497	(19,811,813)	(14,140,545)	27,383,565	—	44,495,522	(250,673,902)	(178,794,815)
12/31/2016	8,765,935	—	7,023,181	(41,031,537)	(25,242,421)	110,867,415	—	90,169,539	(528,312,300)	(327,275,346)
Class S2
6/30/2017	160,385	—	28,752	(352,339)	(163,202)	2,019,706	—	363,555	(4,447,942)	(2,064,681)
12/31/2016	410,608	—	58,920	(846,688)	(377,160)	5,270,444	—	753,407	(10,812,113)	(4,788,262)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Small Company
Class ADV
6/30/2017	44,461	—	33,996	(65,493)	12,964	947,138	—	668,021	(1,407,428)	207,731
12/31/2016	55,117	—	31,848	(77,808)	9,157	1,058,284	—	552,879	(1,440,693)	170,470
Class I
6/30/2017	2,991,549	—	3,100,939	(1,825,923)	4,266,565	67,779,772	—	63,786,307	(39,777,217)	91,788,862
12/31/2016	1,980,320	—	2,597,874	(4,653,668)	(75,474)	39,835,416	—	46,891,635	(92,286,094)	(5,559,043)
Class R6
6/30/2017	118,556	—	21,706	(33,767)	106,495	2,630,392	—	446,701	(743,809)	2,333,284
12/31/2016	135,577	—	—	(13,969)	121,608	2,801,884	—	—	(289,726)	2,512,158
Class S
6/30/2017	334,172	—	674,800	(1,256,235)	(247,263)	7,284,040	—	13,556,725	(27,081,542)	(6,240,777)
12/31/2016	1,259,380	—	576,063	(1,234,819)	600,624	25,221,558	—	10,184,802	(23,567,691)	11,838,669
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Government Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2017:
Balanced
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$79,444	$(79,444)	$—
Barclays Capital Inc.	105,986	(105,986)	—
Citigroup Global Markets Inc.	314,118	(314,118)	—
Goldman Sachs & Co.	20,801	(20,801)	—
J.P. Morgan Securities LLC	191,268	(191,268)	—
Jefferies LLC	547	(547)	—
Morgan Stanley & Co. LLC	130,380	(130,380)	—
Nomura Securities International, Inc.	57,840	(57,840)	—
Scotia Capital (USA) INC	39,736	(39,736)	—
CIBC World Markets INC	213,414	(213,414)	—
Goldman Sachs & Co.	12,299	(12,299)	—
J.P. Morgan Securities LLC	112,135	(112,135)	—
Morgan Stanley & Co. LLC	227,144	(227,144)	—
Natixis Securities America LLC	1,246	(1,246)	—
Nomura Securities International, Inc.	27,357	(27,357)	—
RBC Dominion Securities Inc	363,931	(363,931)	—
UBS AG	27,910	(27,910)	—
CIBC World Markets INC	1,141,582	(1,141,582)	—
Industrial And Commercial Bank Of China	38,180	(38,180)	—
Citigroup Global Markets Inc.	8,501	(8,501)	—
JP Morgan Securities, Plc.	194,504	(194,504)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Balanced (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Morgan Stanley & Co. LLC	26,852	(26,852)	—
UBS AG	38,070	(38,070)	—
BMO Capital Markets Corp	118,301	(118,301)	—
CIBC World Markets INC	556,826	(556,826)	—
Credit Suisse Securities (USA) LLC	43,090	(43,090)	—
Industrial And Commercial Bank Of China	24,381	(24,381)	—
J.P. Morgan Securities LLC	612,571	(612,571)	—
CIBC World Markets INC	564,178	(564,178)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	977,879	(977,879)	—
Wells Fargo Securities LLC	195,737	(195,737)	—
Total	$6,466,208	$(6,466,208)	$—

(1)
Collateral with a fair value of  $6,973,427 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Global Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman Sachs & Co.	$5,020,569	$(5,020,569)	$—
Total	$5,020,569	$(5,020,569)	$—

(1)
Collateral with a fair value of  $5,143,303 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Growth and Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
CIBC World Markets INC	$5,602,456	$(5,602,456)	$—
Citigroup Global Markets Inc.	9,771,017	(9,771,017)	—
Credit Suisse Securities (USA) LLC	2,018,329	(2,018,329)	—
Deutsche Bank Securities Inc.	279,811	(279,811)	—
HSBC Bank PLC	575,919	(575,919)	—
J.P. Morgan Securities LLC	1,479,816	(1,479,816)	—
RBC Dominion Securities Inc	664,950	(664,950)	—
UBS Securities LLC.	13,141,612	(13,141,612)	—
Wells Fargo Securities LLC	459,783	(459,783)	—
Total	$33,993,693	$(33,993,693)	$—

(1)
Collateral with a fair value of  $34,806,293 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$998,909	$(998,909)	$—
Barclays Bank PLC	192,074	(192,074)	—
Barclays Capital Inc.	6,437,442	(6,437,442)	—
Citigroup Global Markets Inc.	2,996,597	(2,996,597)	—
Credit Suisse Securities (USA) LLC	330,861	(330,861)	—
Industrial And Commercial Bank Of China	1,254,183	(1,254,183)	—
J.P. Morgan Securities LLC	2,970,673	(2,970,673)	—
Morgan Stanley & Co. LLC	6,843,387	(6,843,387)	—
Nomura Securities International, Inc.	9,363,324	(9,363,324)	—
RBC Capital Markets, LLC	216,657	(216,657)	—
Scotia Capital (USA) INC	2,405,521	(2,405,521)	—
UBS Securities LLC.	1,438,157	(1,438,157)	—
Total	$35,447,785	$(35,447,785)	$—

(1)
Collateral with a fair value of  $36,327,224 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Small Company
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$259,342	$(259,342)	$—
BNP Paribas Prime Brokerage, Inc.	103,532	(103,532)	—
Barclays Capital Inc.	1,070	(1,070)	—
Citigroup Global Markets Inc.	62,424	(62,424)	—
Credit Suisse Securities (USA) LLC	760,094	(760,094)	—
Deutsche Bank Securities Inc.	73,284	(73,284)	—
Goldman Sachs & Co.	3,583,267	(3,583,267)	—
J.P. Morgan Securities LLC	3,992,228	(3,992,228)	—
Janney Montgomery Scott LLC	39,816	(39,816)	—
Jefferies LLC	1,561	(1,561)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	927,316	(927,316)	—
Morgan Stanley & Co. LLC	10,612,621	(10,612,621)	—
National Financial Services LLC	275,017	(275,017)	—
Natixis Securities America LLC	34,845	(34,845)	—
RBC Dominion Securities Inc	2,902,781	(2,902,781)	—
SG Americas Securities, LLC	15,055	(15,055)	—
UBS AG	119,283	(119,283)	—
UBS Securities LLC	961,037	(961,037)	—
WELLS FARGO BANK NA	918	(918)	—
Wells Fargo Securities LLC	1,733,958	(1,733,958)	—
Total	$26,459,449	$(26,459,449)	$—

(1)
Collateral with a fair value of  $27,132,284 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain
Balanced	$10,954,617	$—	$7,676,406	$—
Global Equity	14,974,358	—	19,357,833	—
Government Money Market	995,193	—	932,960	2,549
Growth and Income	—	50,123,894	59,258,069	282,190,501
Intermediate Bond	69,077,628	—	138,004,461	—
Small Company	9,973,018	68,484,736	2,562,015	55,067,592
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2016 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Balanced	$10,906,833	$—	$13,409,464	$(1,065,572)	Short-term	2017
Global Equity	15,226,891	—	40,296,705	(16,197,601)	Short-term	2017
				(6,695,973)	Short-term	2018
				(99,752,186)	Short-term	None
				(22,040,302)	Long-term	None
				$(144,686,062)*
Government Money Market	3,218	—	—	—	—	—
Growth and Income	—	49,826,554	566,611,323	—	—	—
Intermediate Bond	1,984,873	—	(1,373,661)	(152,830,543)	Short-term	2017
				(15,005,778)	Long-term	None
				$(167,836,321)*
Small Company	9,976,900	68,538,273	118,986,610	(520,509)*	Short-term	2017

*
Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2017, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year remains subject to examination by these jurisdictions is 2012.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 13 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2017, the following Portfolios declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
Government Money Market
Class I	$0.0006	August 1, 2017	Daily
Class S	$0.0005	August 1, 2017	Daily
Intermediate Bond
Class ADV	$0.0300	August 1, 2017	Daily
Class I	$0.0358	August 1, 2017	Daily
	Per Share Amount	Payable Date	Record Date
Class S	$0.0328	August 1, 2017	Daily
Class S2	$0.0311	August 1, 2017	Daily
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited)

Investment Type Allocation as of June 30, 2017 (as a percentage of net assets)

Common Stock	51.3%
Exchange-Traded Funds	11.4%
Mutual Funds	8.5%
Corporate Bonds/Notes	7.2%
U.S. Treasury Obligations	5.7%
U.S. Government Agency Obligations	5.2%
Asset-Backed Securities	2.8%
Collateralized Mortgage Obligations	2.5%
Commercial Mortgage-Backed Securities	1.1%
Foreign Government Bonds	0.8%
Preferred Stock	0.2%
Assets in Excess of Other Liabilities*	3.3%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 51.3%
		Consumer Discretionary: 6.2%
2,070	@	Amazon.com, Inc.	$2,003,760	0.5
21,997		CBS Corp. - Class B	1,402,969	0.3
45,958		Coach, Inc.	2,175,652	0.5
26,957	@	Dish Network Corp. - Class A	1,691,821	0.4
9,613		Home Depot, Inc.	1,474,634	0.4
549,225		Other Securities(a)	17,660,260	4.1
			26,409,096	6.2
		Consumer Staples: 4.3%
15,280		Nestle S.A.	1,332,686	0.3
14,450		PepsiCo, Inc.	1,668,831	0.4
19,240		Philip Morris International, Inc.	2,259,738	0.5
28,350		Wal-Mart Stores, Inc.	2,145,528	0.5
257,500	#	WH Group Ltd.	260,016	0.1
356,509		Other Securities(a)	10,698,329	2.5
			18,365,128	4.3
		Energy: 2.8%
46,623		Canadian Natural Resources Ltd.	1,344,607	0.3
38,021		Exxon Mobil Corp.	3,069,435	0.7
43,340		Royal Dutch Shell PLC - Class A ADR	2,305,255	0.6
192,656		Other Securities(a)	5,274,257	1.2
			11,993,554	2.8
		Financials: 8.9%
6,371	#	ABN AMRO Group NV	168,780	0.0
17,924		Allstate Corp.	1,585,199	0.4
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
11,575		Chubb Ltd.	$1,682,773	0.4
49,348		Citizens Financial Group, Inc.	1,760,737	0.4
24,975		Comerica, Inc.	1,829,169	0.4
47,479		Hartford Financial Services Group, Inc.	2,495,971	0.6
40,011		JPMorgan Chase & Co.	3,657,005	0.9
110,891		Keycorp	2,078,097	0.5
41,313		Lazard Ltd.	1,914,031	0.4
69,358		Wells Fargo & Co.	3,843,127	0.9
1,283,043		Other Securities	17,008,484	4.0
			38,023,373	8.9
		Health Care: 6.4%
8,197		AstraZeneca PLC	549,067	0.1
28,663	L	AstraZeneca PLC ADR	977,121	0.2
27,179		Johnson & Johnson	3,595,510	0.9
19,448		Medtronic PLC	1,726,010	0.4
32,032		Merck & Co., Inc.	2,052,931	0.5
86,388		Pfizer, Inc.	2,901,773	0.7
13,817		UnitedHealth Group, Inc.	2,561,948	0.6
188,078		Other Securities(a)	12,882,554	3.0
			27,246,914	6.4
		Industrials: 6.1%
738	#	Aena SA	144,113	0.0
12,597		Deere & Co.	1,556,863	0.4
6,746		General Dynamics Corp.	1,336,383	0.3
567,750		Other Securities(a)	22,933,387	5.4
			25,970,746	6.1
		Information Technology: 8.7%
2,612	@	Alphabet, Inc. - Class A	2,428,324	0.6
24,475		Apple, Inc.	3,524,889	0.8
50,876	#	Auto Trader Group PLC	251,907	0.1
43,200		Cisco Systems, Inc.	1,352,160	0.3
8,828	@	Facebook, Inc.	1,332,851	0.3
12,543		Mastercard, Inc. - Class A	1,523,347	0.4
64,032		Microsoft Corp.	4,413,726	1.0
39,583		Oracle Corp.	1,984,692	0.5
2,700		Oracle Corp. Japan	175,629	0.0
24,390		Qualcomm, Inc.	1,346,816	0.3
311,798		Other Securities(a)	18,833,893	4.4
			37,168,234	8.7
		Materials: 2.5%
3,496	#	Covestro AG	253,440	0.1
39,445		Dow Chemical Co.	2,487,796	0.6
340,760		Other Securities(a)	7,906,204	1.8
			10,647,440	2.5

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: 2.4%
564,137		Other Securities(a)	$10,452,031	2.4
		Telecommunication Services: 1.1%
36,731		AT&T, Inc.	1,385,861	0.3
177,812		Other Securities(a)	3,223,135	0.8
			4,608,996	1.1
		Utilities: 1.9%
10,586		NextEra Energy, Inc.	1,483,416	0.3
281,025		Other Securities	6,617,922	1.6
			8,101,338	1.9
		Total Common Stock (Cost $196,853,122)	218,986,850	51.3
EXCHANGE-TRADED FUNDS: 11.4%
98,500		iShares 1-3 Year Treasury Bond ETF	8,322,265	1.9
559		iShares MSCI EAFE Index Fund	36,447	0.0
462,466		iShares MSCI Emerging Markets Index Fund	19,141,468	4.5
367,516		PowerShares Senior Loan Portfolio	8,504,320	2.0
109,521	L	SPDR Dow Jones International Real Estate	4,172,750	1.0
17,723		SPDR Trust Series 1	4,285,422	1.0
52,014		Vanguard REIT	4,329,125	1.0
		Total Exchange-Traded Funds (Cost $48,310,832)	48,791,797	11.4
MUTUAL FUNDS: 8.5%
		Affiliated Investment Companies: 7.0%
1,307,402		Voya Floating Rate Fund - Class P	12,890,984	3.0
2,110,096		Voya High Yield Bond Fund - Class P	17,239,483	4.0
			30,130,467	7.0
		Unaffiliated Investment Companies: 1.5%
1,322,560	@	Credit Suisse Commodity Return Strategy Fund - Class I	6,374,737	1.5
		Total Mutual Funds (Cost $36,744,991)	36,505,204	8.5
PREFERRED STOCK: 0.2%
		Consumer Discretionary: 0.1%
17,980		Other Securities	257,951	0.1
		Consumer Staples: 0.1%
2,616		Other Securities	360,731	0.1
Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	Utilities: 0.0%
5,500	Other Securities	$136,730	0.0
	Total Preferred Stock (Cost $758,320)	755,412	0.2

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 7.2%
		Basic Materials: 0.2%
106,000	#	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.400%, 12/01/26	107,906	0.1
80,000	#	Georgia-Pacific LLC, 2.539%, 11/15/19	80,760	0.0
475,000		Other Securities	489,386	0.1
			678,052	0.2
		Communications: 0.9%
200,000	#	Altice Financing SA, 6.625%, 02/15/23	212,688	0.1
603,000		AT&T, Inc., 3.600%-5.450%, 03/15/22-03/09/49	614,304	0.1
166,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.750%, 02/15/28	163,924	0.0
65,000	#	CommScope Technologies LLC, 5.000%, 03/15/27	65,000	0.0
200,000	#	Millicom International Cellular SA, 4.750%, 05/22/20	205,376	0.1
65,000	#	Sirius XM Radio, Inc., 5.375%, 04/15/25	67,356	0.0
200,000	#	Telefonica Chile SA, 3.875%, 10/12/22	207,689	0.1
130,000	#	Univision Communications, Inc., 5.125%, 02/15/25	129,188	0.0
62,000	#	Verizon Communications, Inc., 4.812%, 03/15/39	62,956	0.0
1,845,000		Other Securities	1,922,471	0.5
			3,650,952	0.9
		Consumer, Cyclical: 0.5%
65,000	#	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	68,006	0.0
75,000	#	Harley-Davidson Financial Services, Inc., 2.550%, 06/09/22	74,385	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical (continued)
35,000	#	Six Flags Entertainment Corp., 4.875%, 07/31/24	$35,302	0.0
70,000	#	Six Flags Entertainment Corp., 5.500%, 04/15/27	72,275	0.0
1,784,577		Other Securities	1,841,598	0.5
			2,091,566	0.5
		Consumer, Non-cyclical: 1.1%
47,000	#	Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/48	50,296	0.0
90,000		AstraZeneca PLC, 3.125%, 06/12/27	89,827	0.0
40,000	#	Hill-Rom Holdings, Inc., 5.000%, 02/15/25	41,000	0.0
200,000	#	Imperial Brands Finance PLC, 2.950%, 07/21/20	203,510	0.1
100,000	#	Moody’s Corp., 3.250%, 01/15/28	98,758	0.0
60,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	62,400	0.0
39,000		Philip Morris International, Inc., 4.250%, 11/10/44	40,302	0.0
140,000	#	Post Holdings, Inc., 5.000%, 08/15/26	140,000	0.0
50,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 10/01/20	49,437	0.0
100,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	94,500	0.1
67,000	#	Wm Wrigley Jr Co., 2.400%, 10/21/18	67,474	0.0
3,644,000		Other Securities(a)	3,734,976	0.9
			4,672,480	1.1
		Energy: 1.1%
130,000	#,L	Cenovus Energy, Inc., 4.250%, 04/15/27	124,098	0.1
122,000	#	Cenovus Energy, Inc., 5.400%, 06/15/47	114,425	0.0
15,000	#	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.000%, 12/01/24	13,875	0.0
200,000	#	Petroleos del Peru SA, 4.750%, 06/19/32	199,000	0.0
200,000	#	Reliance Industries Ltd., 5.875%, 02/28/49	204,370	0.0
107,000	#	Sabine Pass Liquefaction LLC, 4.200%, 03/15/28	108,338	0.0
50,000	#,L	YPF SA, 8.500%, 07/28/25	56,450	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy (continued)
200,000	#	YPF SA, 8.875%, 12/19/18	$214,780	0.1
3,618,000		Other Securities(a)	3,737,947	0.9
			4,773,283	1.1
		Financial: 2.1%
200,000	#	ABN AMRO Bank NV, 4.800%, 04/18/26	213,146	0.1
40,000	#	Athene Global Funding, 2.750%, 04/20/20	40,100	0.0
63,000	#	Athene Global Funding, 4.000%, 01/25/22	65,475	0.0
200,000	#	BPCE SA, 5.150%, 07/21/24	214,007	0.1
77,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/22	80,086	0.0
45,000	#	Dana Financing Luxembourg Sarl, 5.750%, 04/15/25	46,688	0.0
135,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	140,231	0.0
100,000	#	Farmers Exchange Capital, 7.050%, 07/15/28	127,719	0.0
100,000	#	Great-West Lifeco Finance Delaware L.P., 4.150%, 06/03/47	100,554	0.0
100,000	#	Guardian Life Insurance Co. of America/The, 4.850%, 01/24/77	106,403	0.0
109,000		Hartford Financial Services Group, Inc., 6.625%-8.125%, 03/30/40-06/15/68	132,948	0.0
200,000	#	ING Bank NV, 2.000%, 11/26/18	200,213	0.1
181,000	#	International Lease Finance Corp., 7.125%, 09/01/18	191,619	0.0
611,000		JPMorgan Chase & Co., 2.550%-6.125%, 10/29/20- 10/30/65	633,234	0.2
84,000	#	Liberty Mutual Group, Inc., 4.850%, 08/01/44	90,597	0.0
40,000	#	Santander UK PLC, 5.000%, 11/07/23	43,017	0.0
209,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.750%, 03/23/27	211,202	0.1
120,000	#	Standard Chartered PLC, 4.300%, 02/19/27	120,955	0.0
200,000		Wells Fargo & Co., 3.584%, 05/22/28	202,341	0.1
5,910,000		Other Securities(a)	6,111,570	1.4
			9,072,105	2.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: 0.3%
110,000	#	Builders FirstSource, Inc., 5.625%, 09/01/24	$114,950	0.0
65,000	#	Novelis Corp., 5.875%, 09/30/26	67,113	0.0
25,000	#	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	27,609	0.0
85,000	#	Standard Industries, Inc./NJ, 5.000%, 02/15/27	86,913	0.0
963,000		Other Securities	997,057	0.3
			1,293,642	0.3
		Technology: 0.6%
220,000		Apple, Inc., 2.850%-3.000%, 05/11/24-06/20/27	219,953	0.1
84,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/24	86,032	0.0
51,000	#	Dell International LLC / EMC Corp., 4.420%, 06/15/21	53,808	0.0
191,000	#	Dell International LLC / EMC Corp., 5.450%, 06/15/23	207,499	0.1
122,000	#	Dell International LLC / EMC Corp., 6.020%, 06/15/26	134,626	0.0
50,000	#	Everett Spinco, Inc., 4.250%, 04/15/24	51,877	0.0
75,000	#	First Data Corp., 5.750%, 01/15/24	78,188	0.0
180,000		Qualcomm, Inc., 2.600%-3.250%, 01/30/23-05/20/27	180,026	0.0
1,453,000		Other Securities	1,508,095	0.4
			2,520,104	0.6
		Utilities: 0.4%
200,000	#	Empresa de Energia de Bogota SA ESP, 6.125%, 11/10/21	206,700	0.0
97,000	#	Jersey Central Power & Light Co., 4.300%, 01/15/26	101,831	0.0
55,000	#	New York State Electric & Gas Corp., 3.250%, 12/01/26	55,147	0.0
1,523,000		Other Securities	1,563,569	0.4
			1,927,247	0.4
		Total Corporate Bonds/Notes (Cost $29,973,050)	30,679,431	7.2

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.5%
24,856	#	Angel Oak Mortgage Trust LLC 2015-1 A, 4.500%, 11/25/45	$24,950	0.0
31,893	#	Bellemeade Re Ltd. 2015-1A M2, 5.516%, 07/25/25	32,636	0.0
348,270		Fannie Mae 2011-99 CZ, 4.500%, 10/25/41	390,440	0.1
40,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 4.116%, 07/25/24	42,294	0.0
100,000		Fannie Mae Connecticut Avenue Securities 2014-CO3 1M2, 4.216%, 07/25/24	106,703	0.0
100,000		Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 6.216%, 07/25/25	111,002	0.0
56,867		Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 5.516%, 02/25/25	61,917	0.0
100,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 4.866%, 09/25/29	106,230	0.0
200,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 4.216%, 10/25/29	205,650	0.1
100,000		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 4.066%, 11/25/29	101,525	0.0
160,776		Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/31	177,968	0.1
488,114		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/36	523,806	0.1
478,892		Fannie Mae REMIC Trust 2009-50 HZ, 5.575%, 02/25/49	520,033	0.1
237,842		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/41	252,798	0.1
391,169		Fannie Mae REMIC Trust 2011-9 AZ, 5.000%, 05/25/40	436,498	0.1
84,289 ^		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 5.484%, 12/25/36	22,890	0.0
171,353		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/29	195,785	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
190,483	Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/32	$216,709	0.1
127,163	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/32	141,820	0.1
35,259	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/34	39,359	0.0
93,500	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/35	102,384	0.0
295,242	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/36	329,889	0.1
118,747	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/37	132,667	0.0
104,890 ^	Freddie Mac REMIC Trust 3524 LA, 5.275%, 03/15/33	114,441	0.0
115,127	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/37	128,123	0.0
125,267	Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/37	136,582	0.1
25,198	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/42	27,181	0.0
358,017	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/33	364,321	0.1
455,901	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/44	505,932	0.1
455,901	Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/44	504,840	0.1
180,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN2 M3, 4.816%, 04/25/24	200,261	0.1
100,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 5.216%, 08/25/24	109,230	0.0
50,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.966%, 10/25/24	55,538	0.0
100,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.916%, 04/25/28	115,219	0.0
100,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 6.016%, 05/25/28	115,690	0.0
100,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.766%, 07/25/28	118,109	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3, 5.016%, 03/25/29	$108,429	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 4.766%, 08/25/29	105,839	0.0
250,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 3.809%, 12/25/29	250,771	0.1
102,402		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/39	111,277	0.0
324,092		Ginnie Mae Series 2010-164 JZ, 4.000%, 12/20/40	346,109	0.1
47,144		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/32	52,662	0.0
200,000	#	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/59	195,680	0.1
3,303,604		Other Securities	2,755,238	0.6
		Total Collateralized Mortgage Obligations (Cost $10,446,127)	10,697,425	2.5
COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.1%
30,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 5.887%, 02/10/51	29,947	0.0
2,180,000	#,^	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/33	93,695	0.0
196,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4 G, 6.200%, 06/11/41	207,321	0.0
210,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F, 5.857%, 11/11/41	214,971	0.1
140,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 F, 5.964%, 02/13/42	141,101	0.0
64,126	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 B, 5.897%, 04/12/38	64,855	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
260,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.897%, 04/12/38	$245,612	0.1
105,713	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	107,023	0.0
829,680 ^		CD 2017-CD4 XA Mortgage Trust XA, 1.486%, 05/10/50	78,835	0.0
5,490,782 ^		CFCRE Commercial Mortgage Trust 2016-C7 XA, 0.944%, 12/10/54	317,909	0.1
994,986 ^		Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.170%, 07/10/49	129,927	0.0
597,206 ^		COMM 2013-LC6 XA, 1.804%, 01/10/46	29,402	0.0
1,995,596 ^		COMM 2014-UBS3 XA, 1.478%, 06/10/47	116,441	0.1
1,613,788 ^		COMM 2016-CR28 XA, 0.374%, 02/10/49	67,079	0.0
961,736 ^		COMM 2012-CR4 XA, 2.035%, 10/15/45	62,643	0.0
2,380,000	#,^	COMM 2012-CR4 XB, 0.746%, 10/15/45	72,827	0.0
1,489	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	1,485	0.0
50,000	#	Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 F, 6.490%, 05/15/36	52,469	0.0
30,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C3 C, 4.952%, 07/15/37	29,971	0.0
110,000	#	DBJPM 16-C3 Mortgage Trust, 3.636%, 09/10/49	89,343	0.0
110,000	#	DBUBS 2011-LC1A E, 5.871%, 11/10/46	116,331	0.1
100,000	#	DBUBS 2011-LC2A D, 5.727%, 07/10/44	105,547	0.0
130,000	#	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/34	114,400	0.0
966,731 ^		Freddie Mac Multifamily Structured Pass Through Certificates K014 X1, 1.367%, 04/25/21	37,647	0.0
699,279 ^		Freddie Mac Multifamily Structured Pass Through Certificates K020 X1, 1.570%, 05/25/22	40,064	0.0
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
747,114 ^		Freddie Mac Multifamily Structured Pass Through Certificates K706 X1, 1.686%, 10/25/18	$11,870	0.0
633,320 ^		Freddie Mac Multifamily Structured Pass Through Certificates K707 X1, 1.658%, 12/25/18	10,710	0.0
981,961 ^		Freddie Mac Multifamily Structured Pass Through Certificates K709 X1, 1.643%, 03/25/19	20,635	0.0
957,288 ^		Freddie Mac Multifamily Structured Pass Through Certificates K711 X1, 1.810%, 07/25/19	24,842	0.0
1,172,363 ^		Freddie Mac Multifamily Structured Pass Through Certificates K712 X1, 1.454%, 11/25/19	27,658	0.0
21,454,914	#,^	FREMF Mortgage Trust 2012-K709 X2A, 0.200%, 04/25/45	57,737	0.0
100,000	#	GS Mortgage Securities Trust 2010-C2 D, 5.356%, 12/10/43	101,291	0.0
100,000	#	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	89,045	0.0
1,470,976 ^		GS Mortgage Securities Trust 2012-GCJ7 XA, 2.429%, 05/10/45	107,916	0.1
1,944,488 ^		GS Mortgage Securities Trust 2016-GS4 XA, 0.722%, 11/10/49	76,075	0.0
21,713	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.951%, 05/15/41	21,875	0.0
1,050,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.424%, 12/15/47	17,755	0.0
110,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP2 F, 5.010%, 07/15/42	110,803	0.1
2,623,867 ^		JPMBB Commercial Mortgage Securities Trust 2013-C12, 0.808%, 07/15/45	60,364	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
950,203 ^		JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 1.331%, 04/15/47	$30,502	0.0
20,258	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.838%, 02/15/40	20,238	0.0
580,648	#,^	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.908%, 11/15/38	1,268	0.0
2,436,843 ^		Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.288%, 12/15/47	127,917	0.1
130,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/47	94,473	0.0
100,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.588%, 09/15/47	106,737	0.0
100,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	97,462	0.0
100,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 D, 4.990%, 02/15/47	91,439	0.0
3,222,474	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5 XA, 2.154%, 10/15/45	245,315	0.1
981,259 ^		Wells Fargo Commercial Mortgage Trust 2016-C35 XA, 2.161%, 07/15/48	128,749	0.0
1,334,846 ^		Wells Fargo Commercial Mortgage Trust 2016-NXS5 XA, 1.723%, 01/15/59	118,364	0.0
1,785,955	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.069%, 08/15/45	135,671	0.1
1,086,480	#,^	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.512%, 03/15/48	55,429	0.0
1,712,716 ^		WFRBS Commercial Mortgage Trust 2013-C16 XA, 1.108%, 09/15/46	57,536	0.0
319,959		Other Securities	325,435	0.1
		Total Commercial Mortgage-Backed Securities (Cost $4,932,687)	4,941,956	1.1

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: 0.8%
100,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	$103,750	0.0
10,000	#	Romanian Government International Bond, 4.375%, 08/22/23	10,623	0.0
2,080,961,539		Other Securities(a)	3,452,807	0.8
		Total Foreign Government Bonds (Cost $3,474,119)	3,567,180	0.8
U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.2%
		Federal Home Loan Mortgage Corporation: 1.7%##
5,048,000	W	3.500%, due 08/01/45	5,176,826	1.2
1,913,018	W	2.500%-6.500%, due 05/01/30-11/01/45	2,025,355	0.5
			7,202,181	1.7
		Federal National Mortgage Association: 2.2%##
4,670,000	W	3.500%, due 08/01/46	4,788,715	1.1
4,427,928		2.500%-7.500%, due 06/01/29-08/01/56	4,712,119	1.1
			9,500,834	2.2
		Government National Mortgage Association: 1.3%
2,980,000	W	4.000%, due 07/01/44	3,135,984	0.7
2,405,278	W	3.000%-5.310%, due 11/20/40-10/20/60	2,506,589	0.6
			5,642,573	1.3
		Total U.S. Government Agency Obligations (Cost $22,357,703)	22,345,588	5.2
ASSET-BACKED SECURITIES: 2.8%
		Automobile Asset-Backed Securities: 0.2%
40,000	#	MMCA Auto Owner Trust 2014-A C, 2.260%, 10/15/20	39,991	0.0
120,000	#	Oscar US Funding Trust 2014-1 A4, 2.550%, 12/15/21	119,374	0.1
100,000	#	Oscar US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/21	100,735	0.0
110,000	#	Santander Drive Auto Receivables Trust 2013-A E, 4.710%, 01/15/21	111,361	0.0
30,000	#	SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/21	29,938	0.0
280,000		Other Securities	281,671	0.1
			683,070	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Home Equity Asset-Backed Securities: 0.1%
461,122		Other Securities	$419,788	0.1
		Other Asset-Backed Securities: 2.4%
91,728	#	AJAX Mortgage Loan Trust 2016-C, 4.000%, 10/25/57	91,578	0.0
199,962	#	AJAX Mortgage Loan Trust 2017-A A, 3.470%, 04/25/57	200,098	0.1
200,000	#	ALM VII Ltd. 2012-7A A1R, 2.638%, 10/15/28	201,244	0.0
120,000	#	ALM VII R-2 Ltd. 2013-7R2A A2R, 3.158%, 10/15/27	120,759	0.0
250,000	#	ALM VIII Ltd. 2013-8A A1R, 2.648%, 10/15/28	252,465	0.1
196,624	#,^	American Homes 4 Rent 2015-SFR2 XS, 4.440%, 10/17/45	—	—
100,000	#	Apidos CLO XI 2012-11A BR, 3.108%, 01/17/28	100,317	0.0
100,000	#	Apidos CLO XIV 2013-14A D, 4.658%, 04/15/25	99,609	0.0
100,000	#	Apidos CLO XVII 2014-17A A2R, 3.008%, 04/17/26	100,005	0.0
130,000	#	Apidos CLO XVII 2014-17A BR, 3.658%, 04/17/26	129,999	0.1
90,000	#	Apidos Clo XXV 2016-25A A1, 2.616%, 10/20/28	90,277	0.0
744	#	AVANT Loans Funding Trust 2015-A A, 4.000%, 08/16/21	746	0.0
250,000	#	Avery Point IV CLO Ltd. 2014-1A CR, 3.506%, 04/25/26	250,030	0.1
250,000	#	Babson CLO Ltd. 2014-3A AR, 2.478%, 01/15/26	250,475	0.1
250,000	#	Babson CLO Ltd. 2014-3A C1R, 3.808%, 01/15/26	250,279	0.1
250,000	#	Babson CLO Ltd. 2014-IA BR, 3.356%, 07/20/25	250,002	0.0
100,000	#	BlueMountain CLO 2014-4A CR, 3.750%, 11/30/26	100,099	0.0
250,000	#	BlueMountain CLO 2015-1A BR, 3.655%, 04/13/27	250,930	0.1
80,000	#	Burnham Park Clo Ltd. 2016-1A A, 2.586%, 10/20/29	80,636	0.0
250,000	#	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 2.461%, 04/20/31	250,078	0.1
500,000	#	Cedar Funding IV CLO Ltd. 2014-4A CR, 3.406%, 07/23/30	499,994	0.1
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
220,000	#	Cedar Funding VI CLO Ltd. 2016-6A A1, 2.352%, 10/20/28	$221,921	0.1
250,000	#	Cedar Funding II CLO Ltd. 2013-1A A1R, 2.519%, 06/09/30	250,000	0.1
100,000	#	Cent CLO 2014-22A A2AR, 3.129%, 11/07/26	100,016	0.0
250,000	#	CIFC Funding Ltd. 2014-4A C1R, 3.808%, 10/17/26	249,997	0.0
250,000	#	CIFC Funding Ltd. 2016-1A A, 2.636%, 10/21/28	250,841	0.1
250,000	#	Dryden 49 Senior Loan Fund 2017-49A A, 2.538%, 07/18/30	250,000	0.1
250,000	#	Dryden Senior Loan Fund 2014-31A CR, 3.258%, 04/18/26	249,998	0.0
250,000	#	Dryden Senior Loan Fund 2017-47A A2, 2.745%, 04/15/28	250,207	0.1
250,000	#	Dryden Senior Loan Fund 2017-47A C, 3.595%, 04/15/28	250,198	0.0
100,000	#	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/47	101,156	0.0
70,095	#	HERO Funding Trust 2015-2A A, 3.990%, 09/20/40	71,848	0.0
250,000	#	KKR CLO 9 AR Ltd., 2.457%, 07/15/30	250,000	0.1
250,000	#	LCM XXIII Ltd. 23A A1, 2.556%, 10/20/29	251,935	0.1
783	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	785	0.0
18,884	#	Marketplace Loan Trust Series 2015-AV2 A, 4.000%, 10/15/21	18,951	0.0
100,000	#	Oaktree EIF II Series B1 Ltd. 2015-B1A A, 2.732%, 02/15/26	100,286	0.0
250,000	#	Octagon Investment Partners 30 Ltd. 2017-1A A1, 2.567%, 03/17/30	250,574	0.1
250,000	#	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 2.533%, 07/15/29	249,998	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
130,000	#	OHA Loan Funding Ltd. 2015-1A AR, 2.592%, 08/15/29	$130,832	0.0
140,000	#	OHA Loan Funding Ltd. 2015-1A BR, 2.982%, 08/15/29	140,131	0.1
250,000	#	Palmer Square CLO 2015-2A A1BR Ltd., 2.657%, 07/20/30	250,000	0.1
250,000	#	Palmer Square CLO 2015-1A BR Ltd., 3.722%, 05/21/29	249,994	0.0
300,000	#	Progress Residential 2015-SFR2 E, 4.427%, 06/12/32	303,007	0.1
130,000	#	Shackleton CLO Ltd. 2016-9A A, 2.656%, 10/20/28	131,293	0.0
83,907	#	SoFi Consumer Loan Program 2017-1 A, 3.280%, 01/26/26	85,037	0.0
200,000	#	SoFi Consumer Loan Program 2017-3 B, 3.850%, 05/25/26	202,375	0.1
200,000	#	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	201,867	0.0
170,000	#	Symphony CLO Ltd. 2012-9A AR, 2.472%, 10/16/28	171,847	0.1
100,000	#	Symphony CLO Ltd. 2016-18A B, 2.926%, 01/23/28	100,104	0.0
99,250	#	Taco Bell Funding 2016-1A A2I, 3.832%, 05/25/46	101,680	0.0
24,813	#	Taco Bell Funding LLC 2016-1A A2II, 4.377%, 05/25/46	25,862	0.0
250,000	#	Thacher Park CLO Ltd. 2014-1A CR, 3.356%, 10/20/26	250,007	0.0
250,000	#	THL Credit Wind River 2017-2A A Clo Ltd., 2.544%, 07/20/30	250,000	0.1
250,000	#	THL Credit Wind River CLO Ltd. 2017-1A A, 2.374%, 04/18/29	250,218	0.1
250,000	#	THL Credit Wind River CLO Ltd. 2017-1A C, 3.334%, 04/18/29	249,997	0.0
210,000	#	Wind River CLO Ltd. 2016-2A A, 2.670%, 11/01/28	210,688	0.0
16,450		Other Securities	15,984	0.0
			10,259,254	2.4
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: 0.1%
33,446	#	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/31	$33,653	0.0
71,571	#	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/40	72,265	0.0
95,058	#	Earnest Student Loan Program 2016-A B LLC, 2.500%, 01/25/39	92,244	0.0
100,000	#	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/41	97,987	0.0
54,422	#	SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/33	54,543	0.0
100,000	#	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/41	100,896	0.1
100,000	#	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/40	99,794	0.0
			551,382	0.1
		Total Asset-Backed Securities (Cost $11,851,155)	11,913,494	2.8
U.S. TREASURY OBLIGATIONS: 5.7%
		U.S. Treasury Bonds: 0.5%
1,862,000		3.000%, due 02/15/47	1,924,479	0.5
		U.S. Treasury Notes: 5.2%
5,208,000		1.250%, due 06/30/19	5,194,371	1.2
10,104,000		1.500%, due 06/15/20	10,089,794	2.4
3,920,000		1.750%, due 06/30/22	3,894,735	0.9
2,185,000		2.000%, due 06/30/24	2,165,455	0.5
1,000,000		1.250%-2.375%, due 05/31/19-05/15/27	1,006,576	0.2
			22,350,931	5.2
		Total U.S. Treasury Obligations (Cost $24,277,573)	24,275,410	5.7
		Total Long-Term Investments (Cost $389,979,679)	413,459,747	96.7
SHORT-TERM INVESTMENTS: 6.4%
		Corporate Bonds/Notes: 0.1%
100,000	#	Barclays Bank PLC, 6.050%, 12/04/17	101,738	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Corporate Bonds/Notes (continued)
79,000		FirstEnergy Corp., 2.750%, 03/15/18	$79,517	0.0
100,000	#	HBOS PLC, 6.750%, 05/21/18	104,036	0.1
36,000		Hewlett Packard Enterprise Co., 2.450%, 10/05/17	36,097	0.0
			321,388	0.1
		U.S. Government Agency Obligations: 0.0%
386		Fannie Mae, 6.000%, 10/01/17	386	0.0
216		Fannie Mae, 6.000%, 11/01/17	216	0.0
85		Fannie Mae, 6.000%, 09/01/17	85	0.0
			687	0.0
		Securities Lending Collateralcc: 1.6%
153,996		BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $154,010, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $157,076, due 07/28/17-09/09/49)	153,996	0.0
1,656,678		Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,656,835, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,689,811, due 07/15/17- 05/20/67)	1,656,678	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,569,862	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,570,010, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,601,259, due 07/13/17-12/01/51)	$1,569,862	0.4
187,447	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $187,463, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $191,196, due 07/15/17-01/15/37)	187,447	0.0
92,066	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $92,075, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $93,908, due 07/07/17- 01/15/30)	92,066	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,656,678	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $1,656,841, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $1,689,812, due 08/15/21- 09/09/49)	$1,656,678	0.4
1,656,700	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $1,656,877, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,689,829, due 01/15/19- 02/15/46)	1,656,700	0.4
		6,973,427	1.6
	Collateralized Mortgage Obligations: 0.0%
8,794	Freddie Mac REMIC Trust 2543 AN, 5.000%, 12/15/17 (Cost $8,788)	8,831	0.0
	U.S. Treasury Obligations: 0.2%
610,000	United States Treasury Note, 0.625%, 06/30/18 (Cost $606,996)	606,164	0.2
Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.5%
19,301,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $19,301,000)	$19,301,000	4.5
	Total Short-Term Investments (Cost $27,208,853)	27,211,497	6.4
	Total Investments in Securities (Cost $417,188,532)	$440,671,244	103.1
	Liabilities in Excess of Other Assets	(13,392,671)	(3.1)
	Net Assets	$427,278,573	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

W
Settlement is on a when-issued or delayed-delivery basis.

L
Loaned security, a portion or all of the security is on loan at June 30, 2017.

^
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $419,646,475.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$28,836,986
Gross Unrealized Depreciation	(7,812,217)
Net Unrealized Appreciation	$21,024,769

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$20,144,843	$6,264,253	$—	$26,409,096
Consumer Staples	13,107,125	5,258,003	—	18,365,128
Energy	11,016,048	977,506	—	11,993,554
Financials	28,016,919	10,006,454	—	38,023,373
Health Care	22,368,146	4,878,768	—	27,246,914
Industrials	19,304,978	6,665,768	—	25,970,746
Information Technology	34,178,846	2,989,388	—	37,168,234
Materials	6,892,581	3,754,859	—	10,647,440
Real Estate	8,510,491	1,941,540	—	10,452,031
Telecommunication Services	2,756,733	1,852,263	—	4,608,996
Utilities	6,619,761	1,481,577	—	8,101,338
Total Common Stock	172,916,471	46,070,379	—	218,986,850
Exchange-Traded Funds	48,791,797	—	—	48,791,797
Mutual Funds	36,505,204	—	—	36,505,204
Preferred Stock	136,730	618,682	—	755,412
Corporate Bonds/Notes	—	30,679,431	—	30,679,431
Collateralized Mortgage Obligations	—	10,697,425	—	10,697,425
Short-Term Investments	19,301,000	7,910,497	—	27,211,497
U.S. Treasury Obligations	—	24,275,410	—	24,275,410
U.S. Government Agency Obligations	—	22,345,588	—	22,345,588
Asset-Backed Securities	—	11,913,494	—	11,913,494
Commercial Mortgage-Backed Securities	—	4,941,956	—	4,941,956
Foreign Government Bonds	—	3,567,180	—	3,567,180
Total Investments, at fair value	$277,651,202	$163,020,042	$—	$440,671,244
Other Financial Instruments+
Centrally Cleared Swaps	—	352,693	—	352,693
Forward Foreign Currency Contracts	—	49,974	—	49,974
Futures	197,943	—	—	197,943
Total Assets	$277,849,145	$163,422,709	$—	$441,271,854
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(117,849)	$—	$(117,849)
Forward Foreign Currency Contracts	—	(25,476)	—	(25,476)
Futures	(182,146)	—	—	(182,146)
Total Liabilities	$(182,146)	$(143,325)	$—	$(325,471)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2017	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions

Voya Floating Rate Fund Class P	$12,708,187	$517,581	$(202,638)	$(132,146)	$12,890,984	$309,457	$2,495	$—
Voya High Yield Bond Fund - Class P	16,960,007	536,232	(527,695)	270,939	17,239,483	516,645	3,316	—
	$29,668,194	$1,053,813	$(730,333)	$138,793	$30,130,467	$826,102	$5,811	$—

The financial statements for the above mutual fund(s) can be found at www.sec.gov.
At June 30, 2017, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP 1,651,161	USD2,465	Barclays Bank PLC	08/11/17	$20
BRL 36,701	USD11,066	Barclays Bank PLC	08/11/17	(81)
USD 6,761	COP19,859,356	Barclays Bank PLC	08/11/17	281
BRL 16,580	USD5,241	Barclays Bank PLC	08/11/17	(279)
USD 4,728	HUF1,309,781	Citibank N.A.	07/14/17	(118)
RUB 286,601	USD4,996	Citibank N.A.	07/14/17	(147)
RON 9,408	USD2,317	Citibank N.A.	07/14/17	41
USD 57,003	RON242,559	Citibank N.A.	07/14/17	(3,788)
USD 12,254	RUB702,111	Citibank N.A.	07/14/17	374
USD 462,439	BRL1,460,383	Citibank N.A.	08/11/17	25,347
USD 96,665	CLP64,804,305	Citibank N.A.	08/11/17	(851)
USD 248,579	COP726,013,727	Citibank N.A.	08/11/17	11,695
USD 117,708	IDR1,580,002,188	Citibank N.A.	09/22/17	212
USD 24,780	SGD34,209	Deutsche Bank AG	07/05/17	(68)
USD 576,038	JPY64,888,361	Goldman Sachs & Co.	07/05/17	(902)
USD 274,926	HUF79,510,643	HSBC Bank USA N.A.	07/14/17	(19,242)
USD 483,462	RUB27,870,996	HSBC Bank USA N.A.	07/14/17	11,892
USD 4,323	RUB248,881	JPMorgan Chase Bank N.A.	07/14/17	112
				$24,498

At June 30, 2017, the following futures contracts were outstanding for Voya Balanced Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CBOE Volatility Index	18	07/19/17	$221,850	$(7,380)
EURO STOXX 50® Index	108	09/15/17	4,232,222	(145,825)
Russell 2000® Mini Index	241	09/15/17	17,042,315	79,675
S&P 500 E-Mini	10	09/15/17	1,210,450	(3,768)
U.S. Treasury 10-Year Note	25	09/20/17	3,138,281	(5,685)
U.S. Treasury 2-Year Note	62	09/29/17	13,398,782	(19,488)
U.S. Treasury Ultra Long Bond	19	09/20/17	3,151,625	56,665
			$42,395,525	$(45,806)
Short Contracts
Euro-Bund	(15)	09/07/17	(2,773,203)	51,946
U.S. Treasury 5-Year Note	(32)	09/29/17	(3,770,750)	8,874
U.S. Treasury Ultra 10-Year Note	(43)	09/20/17	(5,796,937)	783
			$(12,340,890)	$61,603

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

At June 30, 2017, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	1.785%	10/13/2022	USD1,701,000	$(17,006)	$(17,006)
Pay	3-month USD-LIBOR	2.099	10/13/2025	USD58,000	(465)	(465)
Pay	3-month USD-LIBOR	2.126	03/10/2026	USD2,814,000	(53,134)	(53,134)
Pay	3-month USD-LIBOR	2.312	12/05/2026	USD2,188,000	8,703	8,703
Pay	3-month USD-LIBOR	2.255	12/06/2026	USD1,730,000	(1,564)	(1,564)
Pay	3-month USD-LIBOR	2.330	05/08/2027	USD1,331,000	5,222	5,222
Pay	3-month USD-LIBOR	2.332	05/08/2027	USD887,000	3,687	3,687
Pay	3-month USD-LIBOR	2.372	10/13/2030	USD612,000	(2,887)	(2,887)
Pay	3-month USD-LIBOR	2.510	10/13/2035	USD729,000	230	230
Receive	3-month USD-LIBOR	1.036	10/13/2018	USD3,984,000	23,521	23,521
Receive	3-month USD-LIBOR	1.668	10/30/2019	USD7,138,000	(2,101)	(2,101)
Receive	3-month USD-LIBOR	1.453	10/13/2020	USD715,000	7,407	7,407
Receive	3-month USD-LIBOR	1.619	06/27/2026	USD347,000	17,929	17,929
Receive	3-month USD-LIBOR	1.621	06/27/2026	USD347,000	17,871	17,871
Receive	3-month USD-LIBOR	1.622	06/27/2026	USD347,000	17,842	17,842
Receive	3-month USD-LIBOR	1.625	06/27/2026	USD204,000	10,437	10,437
Receive	3-month USD-LIBOR	1.646	06/27/2026	USD347,000	17,139	17,139
Receive	3-month USD-LIBOR	1.902	06/28/2026	USD2,814,000	84,399	84,399
Receive	3-month USD-LIBOR	1.538	09/22/2026	USD77,570	4,710	4,710
Receive	3-month USD-LIBOR	1.539	09/22/2026	USD524,000	31,792	31,792
Receive	3-month USD-LIBOR	1.546	09/22/2026	USD103,000	6,193	6,193
Receive	3-month USD-LIBOR	1.558	09/22/2026	USD517,000	30,558	30,558
Receive	3-month USD-LIBOR	1.558	09/22/2026	USD517,000	30,536	30,536
Receive	3-month USD-LIBOR	1.562	09/22/2026	USD587,430	34,517	34,517
Receive	3-month USD-LIBOR	2.387	01/15/2027	USD566,000	(5,679)	(5,035)
Receive	3-month USD-LIBOR	2.429	01/15/2027	USD646,000	(8,848)	(8,090)
Receive	3-month USD-LIBOR	2.431	01/15/2027	USD518,000	(7,171)	(6,563)
Receive	3-month USD-LIBOR	2.440	01/15/2027	USD481,000	(7,049)	(6,481)
Receive	3-month USD-LIBOR	2.593	10/13/2040	USD221,000	(1,784)	(1,784)
Receive	3-month USD-LIBOR	2.619	10/13/2045	USD1,071,000	(12,739)	(12,739)
					$232,266	$234,844

Currency Abbreviations
BRL – Brazilian Real
CLP – Chilean Peso
COP – Colombian Peso
HUF – Hungarian Forint
IDR – Indonesian Rupiah
JPY – Japanese Yen
RON – Romanian New Leu
RUB – Russian Ruble
SGD – Singapore Dollar
USD – United States Dollar
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$49,974
Equity contracts	Net Assets — Unrealized appreciation*	79,675
Interest rate contracts	Net Assets — Unrealized appreciation*	118,268
Interest rate contracts	Net Assets — Unrealized appreciation**	352,693
Total Asset Derivatives		$600,610
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$25,476
Equity contracts	Net Assets — Unrealized depreciation*	156,973
Interest rate contracts	Net Assets — Unrealized depreciation*	25,173
Interest rate contracts	Net Assets — Unrealized depreciation**	117,849
Total Liability Derivatives		$325,471

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

**
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$(6,650)	$—	$—	$79,894	$—	$73,244
Equity contracts	—	—	644,023	—	—	644,023
Foreign exchange contracts	—	(193,651)	—	—	—	(193,651)
Interest rate contracts	(9,979)	—	14,257	23,490	8,202	35,970
Total	$(16,629)	$(193,651)	$658,280	$103,384	$8,202	$559,586

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions**	Futures	Swaps	Total
Credit contracts	$—	$—	$(32,659)	$(32,659)
Equity contracts	—	(165,462)	—	(165,462)
Foreign exchange contracts	46,449	—	—	46,449
Interest rate contracts	—	146,206	(39,905)	106,301
Total	$46,449	$(19,256)	$(72,564)	$(45,371)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2017:
	Barclays Bank PLC	Citibank N.A.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Totals
Assets:
Forward foreign currency contracts	$301	$37,669	$—	$—	$11,892	$112	$49,974
Total Assets	$301	$37,669	$—	$—	$11,892	$112	$49,974
Liabilities:
Forward foreign currency contracts	$360	$4,904	$68	$902	$19,242	$—	$25,476
Total Liabilities	$360	$4,904	$68	$902	$19,242	$—	$25,476
Net OTC derivative instruments by counterparty, at fair value	$(59)	$32,765	$(68)	$(902)	$(7,350)	$112	$24,498
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(59)	$32,765	$(68)	$(902)	$(7,350)	$112	$24,498

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2017 (Unaudited)

Geographic Diversification as of June 30, 2017 (as a percentage of net assets)

United States	50.0%
Switzerland	7.6%
Japan	7.0%
France	6.0%
Germany	4.3%
United Kingdom	4.1%
Netherlands	1.9%
Denmark	1.7%
Taiwan	1.6%
Hong Kong	1.5%
Countries between 0.8% – 1.4%^	8.8%
Assets in Excess of Other Liabilities*	5.5%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 8 countries, which each represents 0.8% – 1.4% of net assets.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 94.5%
	Australia: 1.3%
1,824,725	Insurance Australia Group Ltd.	$9,509,802	1.3
	Brazil: 0.7%
705,000	Other Securities	5,343,521	0.7
	Canada: 1.0%
248,187	Canadian Natural Resources Ltd.	7,157,713	1.0
	China: 1.3%
862,469	China Mobile Ltd.	9,143,727	1.3
	Denmark: 1.7%
316,855	Danske Bank A/S	12,190,389	1.7
	France: 6.0%
593,249	Orange SA	9,441,526	1.4
37,348	LVMH Moet Hennessy Louis Vuitton SE	9,339,089	1.3
83,617	Renault S.A.	7,565,291	1.1
182,901	Societe Generale	9,863,083	1.4
327,799	Other Securities	6,069,688	0.8
		42,278,677	6.0
	Germany: 4.3%
52,661	Allianz SE	10,392,256	1.5
94,261	BASF SE	8,748,296	1.2
79,909	Siemens AG	10,991,822	1.6
		30,132,374	4.3
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: 1.5%
1,432,209		AIA Group Ltd.	$10,478,558	1.5
		India: 1.1%
353,162		Yes Bank Ltd.	7,989,452	1.1
		Ireland: 1.2%
93,066		Medtronic PLC	8,259,607	1.2
		Italy: 0.9%
1,184,287		Other Securities	6,351,933	0.9
		Japan: 7.0%
462,625		LIXIL Group Corp.	11,595,745	1.6
433,615		Mitsubishi Corp.	9,115,030	1.3
730,746		Panasonic Corp.	9,956,604	1.4
79,000		Shin-Etsu Chemical Co., Ltd.	7,190,017	1.0
375,800		Other Securities	11,531,408	1.7
			49,388,804	7.0
		Netherlands: 1.9%
247,930		Royal Dutch Shell PLC - Class A ADR	13,187,397	1.9
		Sweden: 1.3%
561,274		Volvo AB - B Shares	9,571,768	1.3
		Switzerland: 7.6%
80,546		Chubb Ltd.	11,709,777	1.7
180,279		Nestle S.A.	15,723,516	2.2
158,659		Novartis AG	13,252,248	1.9
50,499		Roche Holding AG	12,903,248	1.8
			53,588,789	7.6
		Taiwan: 1.6%
328,072		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,469,397	1.6
		United Kingdom: 4.1%
165,572		AstraZeneca PLC	11,090,654	1.6
310,115		Diageo PLC	9,164,495	1.3
52,303		Shire PLC ADR	8,644,117	1.2
			28,899,266	4.1
		United States: 50.0%
18,459	@	Amazon.com, Inc.	17,868,312	2.5
148,582		Apple, Inc.	21,398,780	3.0
314,121		Cisco Systems, Inc.	9,831,987	1.4
217,934		Citizens Financial Group, Inc.	7,775,885	1.1
237,066		Coach, Inc.	11,222,704	1.6
258,307		Coca-Cola Co.	11,585,069	1.6
81,676		Crown Castle International Corp.	8,182,302	1.2
126,332		Deere & Co.	15,613,372	2.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States (continued)
155,972		Dow Chemical Co.	$9,837,154	1.4
161,461		Exxon Mobil Corp.	13,034,747	1.9
70,590		General Dynamics Corp.	13,983,879	2.0
191,795		JPMorgan Chase & Co.	17,530,063	2.5
506,029		Keycorp	9,482,984	1.3
86,406		Kraft Heinz Co.	7,399,810	1.0
179,524		Lazard Ltd.	8,317,347	1.2
64,417		McDonald’s Corp.	9,866,108	1.4
137,577		Merck & Co., Inc.	8,817,310	1.3
137,372	L	Microchip Technology, Inc.	10,602,371	1.5
353,158		Microsoft Corp.	24,343,181	3.5
68,462		Mid-America Apartment Communities, Inc.	7,214,525	1.0
67,133		NextEra Energy, Inc.	9,407,347	1.3
129,030		Nucor Corp.	7,466,966	1.1
269,557		Oracle Corp.	13,515,588	1.9
105,520		Philip Morris International, Inc.	12,393,324	1.8
265,060		Plains GP Holdings L.P.	6,933,970	1.0
167,363		Qualcomm, Inc.	9,241,785	1.3
131,907		Starbucks Corp.	7,691,497	1.1
75,613		UnitedHealth Group, Inc.	14,020,162	2.0
39,841		Vail Resorts, Inc.	8,080,950	1.1
371,898		Other Securities	19,822,464	2.8
			352,481,943	50.0
		Total Common Stock (Cost $571,035,316)	667,423,117	94.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
	Securities Lending Collateralcc: 0.8%
165,005	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $165,020, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $168,305, due 07/28/17-09/09/49)	165,005	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,221,617	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,221,732, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,246,049, due 07/15/17-05/20/67)	$1,221,617	0.2
1,221,617	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,221,732, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,246,049, due 07/13/17-12/01/51)	1,221,617	0.2
200,848	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $200,865, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $204,865, due 07/15/17-01/15/37)	200,848	0.0
98,647	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $98,657, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $100,620, due 07/07/17-01/15/30)	98,647	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,013,969	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $1,014,063, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,034,249, due 07/10/17-06/20/67)	$1,013,969	0.2
1,221,600	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $1,221,731, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,246,028, due 01/15/19-02/15/46)	1,221,600	0.2
		5,143,303	0.8
Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.7%
33,322,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $33,322,000)	33,322,000	4.7
	Total Short-Term Investments (Cost $38,465,303)	38,465,303	5.5
	Total Investments in Securities (Cost $609,500,619)	$705,888,420	100.0
	Liabilities in Excess of Other Assets	(340,767)	—
	Net Assets	$705,547,653	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $610,612,898.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$102,768,278
Gross Unrealized Depreciation	(7,492,756)
Net Unrealized Appreciation	$95,275,522

Sector Diversification	Percentage of Net Assets
Financials	17.8%
Information Technology	15.9
Consumer Discretionary	11.5
Health Care	11.0
Industrials	10.0
Consumer Staples	9.3
Energy	5.8
Materials	4.7
Telecommunication Services	3.3
Utilities	3.0
Real Estate	2.2
Short-Term Investments	5.5
Liabilities in Excess of Other Assets	—
Net Assets	100.0%

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2017 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$9,509,802	$—	$9,509,802
Brazil	5,343,521	—	—	5,343,521
Canada	7,157,713	—	—	7,157,713
China	—	9,143,727	—	9,143,727
Denmark	—	12,190,389	—	12,190,389
France	—	42,278,677	—	42,278,677
Germany	—	30,132,374	—	30,132,374
Hong Kong	—	10,478,558	—	10,478,558
India	—	7,989,452	—	7,989,452
Ireland	8,259,607	—	—	8,259,607
Italy	—	6,351,933	—	6,351,933
Japan	—	49,388,804	—	49,388,804
Netherlands	13,187,397	—	—	13,187,397
Sweden	—	9,571,768	—	9,571,768
Switzerland	11,709,777	41,879,012	—	53,588,789
Taiwan	11,469,397	—	—	11,469,397
United Kingdom	8,644,117	20,255,149	—	28,899,266
United States	352,481,943	—	—	352,481,943
Total Common Stock	418,253,472	249,169,645	—	667,423,117
Short-Term Investments	33,322,000	5,143,303	—	38,465,303
Total Investments, at fair value	$451,575,472	$254,312,948	$—	$705,888,420
Other Financial Instruments+
Futures	16,669	—	—	16,669
Total Assets	$451,592,141	$254,312,948	$—	$705,905,089
Liabilities Table
Other Financial Instruments+
Futures	$(25,004)	$—	$—	$(25,004)
Total Liabilities	$(25,004)	$—	$—	$(25,004)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2017, the following futures contracts were outstanding for Voya Global Equity Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	30	09/15/17	$2,834,400	$8,343
Mini MSCI Emerging Markets Index	460	09/15/17	23,190,900	8,326
S&P 500 E-Mini	35	09/15/17	4,236,575	(25,004)
			$30,261,875	$(8,335)

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2017 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$16,669
Total Asset Derivatives		$16,669
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$25,004
Total Liability Derivatives		$25,004

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$3,975,084
Total	$3,975,084

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$551,237
Total	$551,237

See Accompanying Notes to Financial Statements

Voya Government Money Market	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2017 (Unaudited)

Investment Type Allocation as of June 30, 2017 (as a percentage of net assets)

U.S. Government Agency Debt	33.6%
U.S. Treasury Debt	25.2%
U.S. Treasury Repurchase Agreement	16.3%
Investment Companies	8.0%
Assets in Excess of Other Liabilities	16.9%
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: 33.6%
350,000	Federal Farm Credit Banks, 0.480%, 10/17/17	$349,938	0.1
3,000,000	Federal Farm Credit Banks, 0.490%, 10/25/17	3,000,000	0.7
4,500,000	Federal Farm Credit Banks, 0.570%, 09/14/17	4,500,000	1.0
800,000	Federal Farm Credit Banks, 0.790%, 09/18/17	800,000	0.2
500,000	Federal Farm Credit Banks, 0.800%, 08/29/17	500,088	0.1
4,000,000	Federal Farm Credit Banks, 1.030%, 02/20/18	4,002,836	0.9
500,000	Federal Farm Credit Banks, 1.000%, 07/03/17	499,998	0.1
300,000	Federal Farm Credit Banks, 1.140%, 10/13/17	300,137	0.1
1,750,000	Federal Farm Credit Banks, 1.180%, 08/01/17	1,750,459	0.4
680,000	Federal Farm Credit Banks, 1.240%, 01/17/18	680,627	0.1
400,000	Federal Farm Credit Banks, 1.240%, 03/22/18	400,439	0.1
1,000,000	Federal Farm Credit Banks, 1.280%, 04/13/18	997,275	0.2
1,250,000	Federal Farm Credit Discount Notes, 1.180%, 03/07/18	1,240,057	0.3
145,000	Federal Farm Credit Discount Notes, 1.250%, 03/20/18	143,713	0.0
505,000	Federal Farm Credit Discount Notes, 1.280%, 04/09/18	500,055	0.1
6,500,000	Federal Home Loan Bank Discount Notes, 0.770%, 08/11/17	6,494,260	1.4
400,000	Federal Home Loan Bank Discount Notes, 0.850%, 07/03/17	399,982	0.1
1,800,000	Federal Home Loan Bank Discount Notes, 1.020%, 07/14/17	1,799,350	0.4
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
49,000,000	Federal Home Loan Bank Discount Notes, 1.020%, 08/23/17	$48,922,412	10.7
1,500,000	Federal Home Loan Bank Discount Notes, 1.060%, 09/22/17	1,496,403	0.3
1,750,000	Federal Home Loan Bank Discount Notes, 1.000%, 08/18/17	1,747,713	0.4
8,250,000	Federal Home Loan Bank Discount Notes, v1.080%, 09/28/17	8,228,380	1.8
3,250,000	Federal Home Loan Banks, 0.460%, 08/01/17	3,249,927	0.7
4,750,000	Federal Home Loan Banks, 0.570%, 07/12/17	4,749,993	1.0
7,500,000	Federal Home Loan Banks, 0.660%, 08/16/17	7,500,000	1.6
8,000,000	Federal Home Loan Banks, 0.700%, 08/17/17	8,000,000	1.7
500,000	Federal Home Loan Banks, 0.780%, 08/21/17	500,114	0.1
900,000	Federal Home Loan Banks, 0.790%, 08/23/17	900,222	0.2
1,600,000	Federal Home Loan Banks, 0.800%, 11/15/17	1,601,249	0.3
450,000	Federal Home Loan Banks, 0.880%, 02/01/18	449,889	0.1
300,000	Federal Home Loan Banks, 0.930%, 02/08/18	299,937	0.1
900,000	Federal Home Loan Banks, 1.070%, 10/05/17	899,195	0.2
550,000	Federal Home Loan Banks, 1.160%, 12/07/17	550,504	0.1
500,000	Federal Home Loan Banks, 1.220%, 03/08/18	500,679	0.1
300,000	Federal Home Loan Banks, 1.260%, 02/28/18	300,328	0.1
1,500,000	Federal Home Loan Mortgage Corp., 0.670%, 07/21/17	1,500,092	0.3
4,870,000	Federal Home Loan Mortgage Corp., 0.800%, 09/27/17	4,872,296	1.1
4,250,000	Federal Home Loan Mortgage Corp., 0.850%, 08/25/17	4,249,692	0.9
1,500,000	Federal Home Loan Mortgage Corp., 0.890%, 11/24/17	1,500,046	0.3

See Accompanying Notes to Financial Statements

Voya Government Money Market	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
1,600,000	Federal Home Loan Mortgage Corp., 0.920%, 11/13/17	$1,600,567	0.3
7,250,000	Federal Home Loan Mortgage Corp., 0.980%, 11/16/17	7,250,000	1.6
750,000	Federal Home Loan Mortgage Corp., 0.980%, 11/28/17	750,054	0.2
1,500,000	Federal Home Loan Mortgage Corp., 0.980%, 12/28/17	1,499,405	0.3
350,000	Federal Home Loan Mortgage Corp., 1.030%, 09/29/17	349,972	0.1
1,700,000	Federal Home Loan Mortgage Corp., 1.040%, 02/26/18	1,700,162	0.4
1,750,000	Federal Home Loan Mortgage Corp., 1.040%, 05/18/18	1,750,000	0.4
450,000	Federal Home Loan Mortgage Corp., 1.230%, 01/26/18	449,042	0.1
5,550,000	Federal National Mortgage Association, 0.468%, 07/20/17	5,550,141	1.2
2,300,000	Federal National Mortgage Association, 0.640%, 10/05/17	2,300,657	0.5
700,000	Federal National Mortgage Association, 1.230%, 03/21/18	701,181	0.1
	Total U.S. Government Agency Debt (Cost $154,279,466)	154,279,466	33.6
U.S. TREASURY DEBT: 25.2%
71,250,000	United States Treasury Bill, 1.020%, 09/28/17	71,070,306	15.5
41,650,000	United States Treasury Bill, 1.050%, 10/05/17	41,542,116	9.0
3,000,000	United States Treasury Note/Bond, 1.190%, 04/30/18	3,005,724	0.7
	Total U.S. Treasury Debt (Cost $115,618,146)	115,618,146	25.2

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY REPURCHASE AGREEMENT: 16.3%
74,959,000	Deutsche Bank Repurchase Agreement dated 6/30/2017, 1.1500%, due 7/3/2017, $74,966,184 to be received upon repurchase (Collateralized by $106,462,582, United States Treasury STRIP Coupon, 0.000%, Market Value plus accrued interest $77,207,770 due 5/15/202, 1.150%, 07/03/17)	$74,959,000	16.3
	Total U.S. Treasury Repurchase Agreement (Cost $74,959,000)	74,959,000	16.3

Shares		Value	Percentage of Net Assets
INVESTMENT COMPANIES: 8.0%
19,000,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%, 07/03/17	19,000,000	4.1
18,000,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.840%, 07/03/17	18,000,000	3.9
	Total Investment Companies (Cost $37,000,000)	37,000,000	8.0
	Total Investments in Securities (Cost $381,856,612)	$381,856,612	83.1
	Assets in Excess of Other Liabilities	77,391,235	16.9
	Net Assets	$459,247,847	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

Cost for federal income tax purposes is $381,858,445.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(1,833)
Net Unrealized Depreciation	$(1,833)

See Accompanying Notes to Financial Statements

Voya Government Money Market	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2017 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
U.S. Treasury Debt	$—	$115,618,146	$—	$115,618,146
U.S. Treasury Repurchase Agreement	—	74,959,000	—	74,959,000
Investment Companies	37,000,000	—	—	37,000,000
U.S. Government Agency Debt	—	154,279,466	—	154,279,466
Total Investments, at fair value	$37,000,000	$344,856,612	$—	$381,856,612

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Portfolio’s repurchase agreements by counterparty which are subject to offset under a MRA as of June 30, 2017:
Counterparty	Government Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$74,959,000	$(74,959,000)	$—
Totals	$74,959,000	$(74,959,000)	$—

(1)
Collateral with a fair value of  $77,207,770 has been pledged in connection with the above government repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2017 (Unaudited)

Sector Diversification as of June 30, 2017 (as a percentage of net assets)

Information Technology	20.4%
Health Care	14.1%
Financials	13.6%
Consumer Discretionary	11.8%
Industrials	9.6%
Consumer Staples	9.0%
Energy	7.0%
Utilities	3.4%
Real Estate	3.1%
Materials	3.0%
Telecommunication Services	2.9%
Assets in Excess of Other Liabilities*	2.1%
Net Assets	100 .0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Consumer Discretionary: 11.8%
117,374	@	Amazon.com, Inc.	$113,618,032	3.2
929,949		CBS Corp. - Class B	59,312,147	1.7
1,168,310		Coach, Inc.	55,307,796	1.6
897,817	@	Dish Network Corp. - Class A	56,346,995	1.6
1,561,777		Starbucks Corp.	91,067,217	2.6
195,580		Vail Resorts, Inc.	39,669,491	1.1
			415,321,678	11.8
		Consumer Staples: 9.0%
1,810,671		Coca-Cola Co.	81,208,594	2.3
781,847		Kraft Heinz Co.	66,957,377	1.9
854,208		Philip Morris International, Inc.	100,326,730	2.8
923,239		Wal-Mart Stores, Inc.	69,870,728	2.0
			318,363,429	9.0
		Energy: 7.0%
1,770,600		Canadian Natural Resources Ltd.	51,064,104	1.5
1,183,051		Exxon Mobil Corp.	95,507,707	2.7
1,016,799	L	Plains GP Holdings L.P.	26,599,462	0.8
676,286		Royal Dutch Shell PLC - Class A ADR	35,971,652	1.0
555,208		Schlumberger Ltd.	36,554,895	1.0
			245,697,820	7.0
		Financials: 13.6%
600,306		Allstate Corp.	53,091,063	1.5
1,050,835		Citizens Financial Group, Inc.	37,493,793	1.1
747,797		Comerica, Inc.	54,768,652	1.6
1,371,113		Hartford Financial Services Group, Inc.	72,079,410	2.0
880,680		JPMorgan Chase & Co.	80,494,152	2.3
2,826,311		Keycorp	52,965,068	1.5
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
2,288,814		Wells Fargo & Co.	$126,823,184	3.6
			477,715,322	13.6
		Health Care: 14.1%
1,411,143		AstraZeneca PLC ADR	48,105,865	1.4
1,856,040	@	Boston Scientific Corp.	51,449,429	1.5
916,069		Medtronic PLC	81,301,124	2.3
1,363,616		Merck & Co., Inc.	87,394,149	2.5
2,465,921		Pfizer, Inc.	82,830,286	2.3
540,205		UnitedHealth Group, Inc.	100,164,811	2.8
737,470		Zoetis, Inc.	46,003,379	1.3
			497,249,043	14.1
		Industrials: 9.6%
364,736		Cummins, Inc.	59,167,474	1.7
689,300		Deere & Co.	85,190,587	2.4
326,857		General Dynamics Corp.	64,750,372	1.9
394,586		Rockwell Automation, Inc.	63,907,148	1.8
274,626		Roper Technologies, Inc.	63,584,158	1.8
			336,599,739	9.6
		Information Technology: 20.4%
1,408,436		Activision Blizzard, Inc.	81,083,661	2.3
1,085,942		Apple, Inc.	156,397,367	4.4
2,844,009		Cisco Systems, Inc.	89,017,482	2.5
852,685	L	Microchip Technology, Inc.	65,810,228	1.9
2,320,229		Microsoft Corp.	159,933,385	4.5
2,084,308		Oracle Corp.	104,507,203	3.0
1,117,115		Qualcomm, Inc.	61,687,090	1.8
			718,436,416	20.4
		Materials: 3.0%
1,010,992		Dow Chemical Co.	63,763,266	1.8
708,774		Nucor Corp.	41,016,751	1.2
			104,780,017	3.0
		Real Estate: 3.1%
730,398		Crown Castle International Corp.	73,171,272	2.1
358,267		Mid-America Apartment Communities, Inc.	37,754,176	1.0
			110,925,448	3.1
		Telecommunication Services: 2.9%
1,836,059		AT&T, Inc.	69,274,506	2.0
1,392,689	L	CenturyLink, Inc.	33,257,413	0.9
			102,531,919	2.9
		Utilities: 3.4%
477,213		NextEra Energy, Inc.	66,871,858	1.9
811,191		PG&E Corp.	53,838,746	1.5
			120,710,604	3.4
		Total Common Stock (Cost $2,752,015,350)	3,448,331,435	97.9

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
	Utilities: —%
30,000,000	Other Securities	$—	—
	Total Corporate Bonds/Notes (Cost $—)	—	—
	Total Long-Term Investments (Cost $2,752,015,350)	3,448,331,435	97.9
SHORT-TERM INVESTMENTS: 3.0%
	Securities Lending Collateralcc: 1.0%
768,821	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $768,891, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $784,197, due 07/28/17-09/09/49)	768,821	0.0
8,266,821	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $8,267,602, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $8,432,157, due 07/15/17-05/20/67)	8,266,821	0.3
7,841,571	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $7,842,312, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $7,998,403, due 07/13/17-12/01/51)	7,841,571	0.2
935,824	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $935,906, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $954,542, due 07/15/17-01/15/37)	935,824	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
459,635	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $459,682, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market V alue plus accrued interest $468,830, due 07/07/17- 01/15/30)	$459,635	0.0
8,266,821	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $8,267,636, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $8,432,157, due 08/15/21-09/09/49)	8,266,821	0.3
8,266,800	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $8,267,683, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,432,112, due 01/15/19- 02/15/46)	8,266,800	0.2
		34,806,293	1.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
69,722,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $69,722,000)	69,722,000	2.0
	Total Short-Term Investments (Cost $104,528,293)	104,528,293	3.0
	Total Investments in Securities (Cost $2,856,543,643)	$3,552,859,728	100.9
	Liabilities in Excess of Other Assets	(32,208,048)	(0.9)
	Net Assets	$3,520,651,680	100.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2017 (Unaudited) (continued)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $2,871,811,521.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$740,512,284
Gross Unrealized Depreciation	(59,464,077)
Net Unrealized Appreciation	$681,048,207

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$3,448,331,435	$—	$—	$3,448,331,435
Corporate Bonds/Notes	—	—	—	—
Short-Term Investments	69,722,000	34,806,293	—	104,528,293
Total Investments, at fair value	$3,518,053,435	$34,806,293	$—	$3,552,859,728

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited)

Investment Type Allocation as of June 30, 2017 (as a percentage of net assets)

Corporate Bonds/Notes	27.6%
U.S. Government Agency Obligations	24.6%
Mutual Funds	16.6%
U.S. Treasury Obligations	13.0%
Collateralized Mortgage Obligations	12.3%
Asset-Backed Securities	10.9%
Commercial Mortgage-Backed Securities	3.8%
Foreign Government Bonds	0.2%
Preferred Stock	0.1%
Municipal Bonds	0.0%
Liabilities in Excess of Other Assets*	(9.1)%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 27.6%
		Basic Materials: 0.8%
2,368,000	#	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.400%, 12/01/26	$2,410,577	0.1
4,274,000	#	Georgia-Pacific LLC, 2.539%, 11/15/19	4,314,581	0.1
24,608,000		Other Securities	25,483,931	0.6
			32,209,089	0.8
		Communications: 2.9%
24,675,000		AT&T, Inc., 3.600%-5.450%, 03/15/22-03/09/49	24,917,152	0.6
7,337,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.750%, 02/15/28	7,245,236	0.2
7,689,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%-4.908%, 07/23/22-07/23/25	8,277,845	0.2
3,430,000	#	CommScope Technologies LLC, 5.000%, 03/15/27	3,430,000	0.1
3,325,000	#	Sirius XM Radio, Inc., 5.375%, 04/15/25	3,445,531	0.1
3,754,000		Time Warner Cable LLC, 5.875%, 11/15/40	4,202,858	0.1
12,612,000		Time Warner, Inc., 4.050%-6.500%, 12/15/23-07/15/45	13,644,342	0.3
8,656,000	#	Verizon Communications, Inc., 4.812%, 03/15/39	8,789,501	0.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications (continued)
12,099,000		Verizon Communications, Inc., 3.000%-5.050%, 11/01/21-08/21/54	$12,422,737	0.3
35,188,000		Other Securities	36,200,845	0.8
			122,576,047	2.9
		Consumer, Cyclical: 2.1%
2,005,000	#	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	2,097,731	0.0
1,020,000	#	Harley-Davidson Financial Services, Inc., 2.550%, 06/09/22	1,011,638	0.0
200,000	#	Nemak SA de CV, 5.500%, 02/28/23	206,500	0.0
3,310,000		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/30	3,310,000	0.1
3,685,000		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/30	3,620,512	0.1
8,310,000		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/30	8,166,237	0.2
67,722,214		Other Securities	70,565,616	1.7
			88,978,234	2.1
		Consumer, Non-cyclical: 4.3%
10,445,000		Abbott Laboratories, 2.800%-4.900%, 09/15/20-11/30/46	11,215,411	0.3
13,913,000		AbbVie, Inc., 3.200%-4.450%, 11/06/22-05/14/46	14,232,551	0.3
16,871,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	17,414,466	0.4
3,734,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	4,138,000	0.1
2,072,000	#	Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/48	2,217,305	0.1
2,210,000	#	Hill-Rom Holdings, Inc., 5.000%, 02/15/25	2,265,250	0.0
3,770,000	#	Imperial Brands Finance PLC, 2.950%, 07/21/20	3,836,171	0.1
2,113,000	#	Imperial Brands Finance PLC, 3.750%, 07/21/22	2,202,124	0.0
3,000,000	#	Moody’s Corp., 3.250%, 01/15/28	2,962,740	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
3,250,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	$3,380,000	0.1
3,215,000	#	Post Holdings, Inc., 5.000%, 08/15/26	3,215,000	0.1
5,000,000	#	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21	4,537,500	0.1
107,637,000		Other Securities(a)	109,988,227	2.6
			181,604,745	4.3
		Energy: 3.2%
10,592,000		BP Capital Markets PLC, 3.062%-3.224%, 03/17/22-05/04/26	10,697,433	0.3
1,820,000		Cenovus Energy, Inc., 3.800%, 09/15/23	1,797,694	0.0
5,671,000	#,L	Cenovus Energy, Inc., 4.250%, 04/15/27	5,413,543	0.2
5,291,000	#	Cenovus Energy, Inc., 5.400%, 06/15/47	4,962,471	0.1
14,109,000	L	Energy Transfer L.P., 4.200%-9.700%, 03/15/19-04/15/47	14,545,746	0.3
5,604,000	#	Sabine Pass Liquefaction LLC, 4.200%, 03/15/28	5,674,089	0.1
14,201,000		Shell International Finance BV, 3.250%-4.375%, 05/11/25-05/10/46	14,349,827	0.3
75,828,000		Other Securities(a)	78,632,806	1.9
			136,073,609	3.2
		Financial: 9.1%
5,220,000	#	ABN AMRO Bank NV, 4.800%, 04/18/26	5,563,116	0.1
2,010,000	#	Athene Global Funding, 2.750%, 04/20/20	2,015,055	0.1
1,279,000	#	Athene Global Funding, 4.000%, 01/25/22	1,329,239	0.0
1,316,000	#	Australia & New Zealand Banking Group Ltd., 4.400%, 05/19/26	1,360,478	0.0
34,849,000		Bank of America Corp., 2.503%-4.250%, 10/19/20-01/20/28	35,583,527	0.8
9,073,000		Barclays PLC, 3.250%, 01/12/21	9,237,113	0.2
1,959,000		Barclays PLC, 4.337%, 01/10/28	2,020,716	0.1
3,335,000	#	BPCE SA, 5.150%, 07/21/24	3,568,563	0.1
15,674,000		Citigroup, Inc., 3.200%-5.500%, 09/13/25-01/10/28	16,519,533	0.4
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
2,757,000	#	Citizens Financial Group, Inc., 4.150%, 09/28/22	$2,877,613	0.1
1,370,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	1,596,392	0.0
3,090,000	#	Credit Agricole SA/London, 4.125%, 01/10/27	3,235,867	0.1
4,287,000	#	Credit Suisse AG, 6.500%, 08/08/23	4,831,021	0.1
5,610,000	#	Credit Suisse Group AG, 3.574%, 01/09/23	5,758,216	0.1
6,372,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%-3.800%, 04/16/21-09/15/22	6,594,913	0.2
2,445,000	#	Dana Financing Luxembourg Sarl, 5.750%, 04/15/25	2,536,687	0.1
3,215,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	3,339,581	0.1
3,000,000	#	Farmers Exchange Capital, 7.050%, 07/15/28	3,831,561	0.1
3,296,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/21	3,305,156	0.1
16,581,000		Goldman Sachs Group, Inc., 2.600%-6.750%, 04/23/20-05/22/45	18,073,495	0.4
1,300,000	#	Great-West Lifeco Finance Delaware L.P., 4.150%, 06/03/47	1,307,198	0.0
1,600,000	#	Guardian Life Insurance Co. of America/The, 4.850%, 01/24/77	1,702,453	0.0
3,400,000	#	ING Bank NV, 2.000%, 11/26/18	3,403,618	0.1
3,264,000	#	International Lease Finance Corp., 7.125%, 09/01/18	3,455,489	0.1
24,529,000		JPMorgan Chase & Co., 2.550%-6.125%, 10/29/20-10/30/65	25,478,821	0.6
3,818,000	#	Liberty Mutual Group, Inc., 4.850%, 08/01/44	4,117,828	0.1
17,613,000		Morgan Stanley, 2.750%-4.000%, 05/19/22-04/23/27	17,729,204	0.4
2,661,000	#,L	Nordea Bank AB, 6.125%, 12/29/49	2,790,724	0.1
600,000	#	Royal Bank of Scotland Group PLC, 6.990%, 10/29/49	682,500	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
3,315,000		Santander UK Group Holdings PLC, 3.571%, 01/10/23	$3,393,599	0.1
2,427,000	#	Santander UK Group Holdings PLC, 5.625%, 09/15/45	2,749,585	0.1
4,941,000		Santander UK PLC, 2.375%, 03/16/20	4,971,614	0.1
2,180,000	#	Santander UK PLC, 5.000%, 11/07/23	2,344,411	0.0
8,050,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.750%, 03/23/27	8,134,831	0.2
7,218,000	#,L	Standard Chartered PLC, 4.300%, 02/19/27	7,275,441	0.2
3,600,000	#	UBS AG/London, 2.200%, 06/08/20	3,605,173	0.1
5,989,000		Wells Fargo & Co., 4.100%-4.750%, 06/03/26-12/07/46	6,279,239	0.1
147,368,000		Other Securities(a)	153,142,813	3.6
			385,742,383	9.1
		Industrial: 1.1%
308,000	#,L	Cemex SAB de CV, 6.125%, 05/05/25	332,640	0.0
3,903,000	#	Novelis Corp., 5.875%, 09/30/26	4,029,847	0.1
2,180,000	#	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	2,407,538	0.1
3,569,000	#	Siemens Financieringsmaatschappij NV, 3.300%, 09/15/46	3,233,639	0.0
3,060,000	#	Siemens Financieringsmaatschappij NV, 4.200%, 03/16/47	3,254,665	0.1
32,812,000		Other Securities	33,914,164	0.8
			47,172,493	1.1
		Technology: 2.5%
15,390,000		Apple, Inc., 2.450%-4.650%, 02/09/24-02/23/46	15,778,234	0.4
3,620,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/24	3,707,589	0.1
2,026,000	#	Dell International LLC / EMC Corp., 4.420%, 06/15/21	2,137,548	0.0
8,467,000	#	Dell International LLC / EMC Corp., 5.450%, 06/15/23	9,198,413	0.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology (continued)
3,750,000	#	Dell International LLC / EMC Corp., 6.020%, 06/15/26	$4,138,099	0.1
2,690,000	#	Everett Spinco, Inc., 4.250%, 04/15/24	2,791,007	0.1
3,755,000	#	First Data Corp., 5.750%, 01/15/24	3,914,587	0.1
17,167,000		Microsoft Corp., 3.300%-4.450%, 02/06/27-02/06/47	18,319,009	0.4
45,370,000		Other Securities	46,467,503	1.1
			106,451,989	2.5
		Utilities: 1.6%
1,831,000	#	EDP Finance BV, 3.625%, 07/15/24	1,819,446	0.0
4,976,000	#	Jersey Central Power & Light Co., 4.300%, 01/15/26	5,223,835	0.1
2,630,000	#	New York State Electric & Gas Corp., 3.250%, 12/01/26	2,637,025	0.1
57,254,000		Other Securities	58,184,758	1.4
			67,865,064	1.6
		Total Corporate Bonds/Notes (Cost $1,142,040,938)	1,168,673,653	27.6
COLLATERALIZED MORTGAGE OBLIGATIONS: 12.3%
7,280,159		Alternative Loan Trust 2005-10CB 1A1, 1.716%, 05/25/35	5,956,056	0.1
5,884,974		Alternative Loan Trust 2005-51 3A2A, 2.022%, 11/20/35	5,566,108	0.1
2,701,228		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/35	2,550,177	0.1
3,347,867		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/35	3,246,285	0.1
807,489 ^		Alternative Loan Trust 2005-J3 2A2, 3.784%, 05/25/35	76,395	0.0
2,013,765		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	1,610,186	0.0
5,129,302		Alternative Loan Trust 2006-HY11 A1, 1.336%, 06/25/36	4,371,127	0.1
3,038,494		Alternative Loan Trust 2007-23CB A3, 1.716%, 09/25/37	1,952,582	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
621,405	#	Angel Oak Mortgage Trust LLC 2015-1 A, 4.500%, 11/25/45	$623,769	0.0
320,473		Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/37	307,116	0.0
115,602	#	BCAP LLC 2011-RR5-I Trust 12A1, 5.042%, 03/26/37	113,881	0.0
1,515,176		Bear Stearns ALT-A Trust 2005-10 22A1, 3.364%, 01/25/36	1,427,064	0.0
743,195		Bear Stearns ALT-A Trust 2005-4 23A1, 3.475%, 05/25/35	735,594	0.0
1,996,400		Bear Stearns ALT-A Trust 2006-6 31A1, 3.254%, 11/25/36	1,804,835	0.1
1,674,609		Bear Stearns ALT-A Trust 2006-6 32A1, 3.250%, 11/25/36	1,384,880	0.0
21,754		Bear Stearns ARM Trust 2005-12 13A1, 3.544%, 02/25/36	21,228	0.0
298,625		Bear Stearns ARM Trust 2005-2 A2, 3.636%, 03/25/35	302,501	0.0
1,628,108		Bear Stearns ARM Trust 2005-9 A1, 2.830%, 10/25/35	1,602,544	0.1
253,560		Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 3.421%, 01/26/36	230,177	0.0
2,176,682	#	Bellemeade Re Ltd. 2015-1A M2, 5.516%, 07/25/25	2,227,433	0.1
464,584		Citicorp Mortgage Securities Trust Series 2006-4 2A1, 5.500%, 08/25/36	476,148	0.0
1,460,490		Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/37	1,497,601	0.0
219,062		Citigroup Mortgage Loan Trust 2006-AR1 1A1, 3.210%, 10/25/35	219,373	0.0
2,642,828		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.667%, 09/25/37	2,417,199	0.1
149,283		Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 3.176%, 08/25/35	149,817	0.0
4,665,571		Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/35	4,733,682	0.1
486,989		CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/37	448,831	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000	Fannie Mae 2011-128 KB, 4.500%, 12/25/41	$1,126,167	0.0
10,806,721	Fannie Mae 2011-99 CZ, 4.500%, 10/25/41	12,115,248	0.3
43,944,876 ^	Fannie Mae 2016-82 SD, 4.834%, 11/25/46	7,817,767	0.2
1,900,000	Fannie Mae Connecticut Avenue Securities 2014-C01 M2, 5.616%, 01/25/24	2,175,882	0.1
3,810,000	Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 4.116%, 07/25/24	4,028,504	0.1
10,335,000	Fannie Mae Connecticut Avenue Securities 2014-CO3 1M2, 4.216%, 07/25/24	11,027,751	0.3
1,205,000	Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 6.216%, 07/25/25	1,337,575	0.0
4,099,617	Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 5.516%, 02/25/25	4,463,632	0.1
1,155,000	Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 4.766%, 07/25/29	1,221,187	0.0
3,600,000	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 4.866%, 09/25/29	3,824,267	0.1
188,125 ^	Fannie Mae Interest Strip Series 343 22, 4.000%, 11/25/18	3,302	0.0
816,510 ^	Fannie Mae Interest Strip Series 418 10, 4.000%, 08/25/43	162,061	0.0
614,646 ^	Fannie Mae Interest Strip Series 418 15, 3.500%, 08/25/43	105,858	0.0
3,714	Fannie Mae REMIC Trust 1989-4 D, 10.000%, 02/25/19	3,849	0.0
20,546	Fannie Mae REMIC Trust 1994-77 FB, 2.716%, 04/25/24	20,977	0.0
616,245	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/29	682,124	0.0
472,320	Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/31	522,826	0.0
52,869	Fannie Mae REMIC Trust 2002-21 FC, 2.116%, 04/25/32	54,076	0.0
1,262,416 ^	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/ 33	294,486	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
57,381	Fannie Mae REMIC Trust 2004-10 SC, 23.736%, 02/25/34	$66,680	0.0
185,552	Fannie Mae REMIC Trust 2004-11 A, 1.336%, 03/25/34	184,422	0.0
765,590	Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/36	858,617	0.0
165,494	Fannie Mae REMIC Trust 2005-57 CD, 20.565%, 01/25/35	190,465	0.0
217,786	Fannie Mae REMIC Trust 2005-74 DK, 19.136%, 07/25/35	349,159	0.0
8,267,446 ^	Fannie Mae REMIC Trust 2005-92 SC, 5.464%, 10/25/35	1,523,302	0.0
718,942	Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/36	790,684	0.0
1,745,302	Fannie Mae REMIC Trust 2006-104 ES, 27.370%, 11/25/36	3,107,098	0.1
10,767,672 ^	Fannie Mae REMIC Trust 2006-12 SD, 5.534%, 10/25/35	1,787,299	0.1
4,258,286 ^	Fannie Mae REMIC Trust 2006-123 UI, 5.524%, 01/25/37	874,944	0.0
1,180,814 ^	Fannie Mae REMIC Trust 2006-72 HS, 5.484%, 08/25/26	178,178	0.0
399,262	Fannie Mae REMIC Trust 2007-73 A1, 1.276%, 07/25/37	391,890	0.0
830,555	Fannie Mae REMIC Trust 2008-20 SP, 12.460%, 03/25/38	1,085,091	0.0
3,771,491	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/36	4,047,278	0.1
13,446,231 ^	Fannie Mae REMIC Trust 2010-102 SB, 5.384%, 09/25/40	2,645,343	0.1
4,398,309 ^	Fannie Mae REMIC Trust 2010-116 SE, 5.384%, 10/25/40	831,450	0.0
13,359,843 ^	Fannie Mae REMIC Trust 2010-123 SL, 4.854%, 11/25/40	2,151,119	0.1
5,280,260 ^	Fannie Mae REMIC Trust 2010-126 NI, 5.500%, 11/25/40	1,079,217	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,050,000	Fannie Mae REMIC Trust 2010-130 CX, 4.500%, 09/25/39	$5,380,307	0.1
6,976,166 ^	Fannie Mae REMIC Trust 2010-55 AS, 5.204%, 06/25/40	1,192,956
8,159,907	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/40	9,113,247	0.2
2,273,761	Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/40	2,493,407	0.1
14,367,650 ^	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/41	1,512,612	0.0
3,393,229 ^	Fannie Mae REMIC Trust 2012-10 US, 5.234%, 02/25/42	497,670	0.0
2,113,190	Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/41	2,165,419	0.1
16,534,763 ^	Fannie Mae REMIC Trust 2012-113 SG, 4.884%, 10/25/42	3,227,148	0.1
12,323,672 ^	Fannie Mae REMIC Trust 2012-122 SB, 4.934%, 11/25/42	2,659,955	0.1
6,309,020 ^	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/32	620,827	0.0
3,314,819 ^	Fannie Mae REMIC Trust 2012-131 BS, 3.927%, 12/25/42	2,891,413	0.1
21,010,881 ^	Fannie Mae REMIC Trust 2012-137 SN, 4.884%, 12/25/42	3,934,674	0.1
9,135,227 ^	Fannie Mae REMIC Trust 2012-15 SP, 5.404%, 06/25/40	1,160,428	0.0
5,858,587 ^	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/ 42	1,147,471	0.0
383,927	Fannie Mae REMIC Trust 2013-44 ZG, 3.500%, 03/25/42	385,730	0.0
14,929,562 ^	Fannie Mae REMIC Trust 2013-60 DS, 4.984%, 06/25/33	2,816,310	0.1
11,539,821 ^	Fannie Mae REMIC Trust 2013-9 DS, 4.934%, 02/25/43	2,555,999	0.1
451,146 ^	Fannie Mae REMIC Trust 2013-9 SA, 4.934%, 03/25/42	67,090	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,696,084 ^	Fannie Mae REMIC Trust 2014-81 JI, 4.000%, 09/25/41	$657,151	0.0
39,576,016 ^	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/45	9,014,696	0.2
15,773,053 ^	First Horizon Alternative Mortgage Securities Trust 2005-FA10 1A2 1A2, 3.484%, 01/25/36	1,847,927	0.1
2,209,449 ^	First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 5.484%, 12/25/36	600,019	0.0
8,484,859 ^	Freddie Mac 2815 GS, 4.841%, 03/15/34	1,347,242	0.0
666,647	Freddie Mac Reference Series R006 ZA, 6.000%, 04/15/36	759,559	0.0
13,796	Freddie Mac REMIC Trust 1125 Z, 8.250%, 08/15/21	15,067	0.0
412,791	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/29	469,140	0.0
404,203	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/29	461,836	0.0
17,296	Freddie Mac REMIC Trust 2411 FJ, 1.509%, 12/15/29	17,302	0.0
255,366	Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/32	289,241	0.0
549,022	Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/32	624,613	0.0
818,498	Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/22	870,776	0.0
515,204	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/32	574,589	0.0
251	Freddie Mac REMIC Trust 2559 PB, 5.500%, 08/15/30	257	0.0
637,753	Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/33	701,312	0.0
614,006 ^	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/33	146,035	0.0
714,552	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/34	797,652	0.0
1,584,605	Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/34	1,717,828	0.0
1,481,290	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/35	1,620,196	0.0
1,600,453	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/35	1,752,520	0.1
9,208,197 ^	Freddie Mac REMIC Trust 3045 DI, 5.571%, 10/15/35	1,684,564	0.0
150,146	Freddie Mac REMIC Trust 3049 NA, 5.000%, 02/15/35	153,968	0.0
5,811,153 ^	Freddie Mac REMIC Trust 3064 SP, 5.441%, 03/15/35	627,981	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
662,931	Freddie Mac REMIC Trust 3065 DC, 16.383%, 03/15/35	$991,091	0.0
1,721,521 ^	Freddie Mac REMIC Trust 3102 IS, 20.317%, 01/15/36	887,133	0.0
5,415,647	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/36	6,051,191	0.2
2,909,099 ^	Freddie Mac REMIC Trust 3170 SA, 5.441%, 09/15/33	518,315	0.0
2,184,685 ^	Freddie Mac REMIC Trust 3171 PS, 5.326%, 06/15/36	332,081	0.0
2,575,076	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/37	2,876,920	0.1
629,337 ^	Freddie Mac REMIC Trust 3524 LA, 5.275%, 03/15/33	686,645	0.0
274,414	Freddie Mac REMIC Trust 3556 NT, 4.259%, 03/15/38	282,363	0.0
10,532,011 ^	Freddie Mac REMIC Trust 3589 SB, 5.041%, 10/15/39	1,800,330	0.1
2,058,490 ^	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/40	363,895	0.0
11,233,648	Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/34	12,523,525	0.3
4,067,702	Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/36	4,542,337	0.1
406,849 ^	Freddie Mac REMIC Trust 3668 EI, 5.500%, 12/15/18	6,300	0.0
2,009,904 ^	Freddie Mac REMIC Trust 3710 SL, 4.841%, 05/15/36	126,814	0.0
2,156,816	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/37	2,400,274	0.1
3,297,545 ^	Freddie Mac REMIC Trust 3752 WS, 5.441%, 12/15/39	282,659	0.0
2,612,951	Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/37	2,848,954	0.1
5,000,000 ^	Freddie Mac REMIC Trust 3820 BI, 4.000%, 11/15/38	850,283	0.0
2,566,983	Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/41	2,739,717	0.1
9,201,910 ^	Freddie Mac REMIC Trust 3856 KS, 5.391%, 05/15/41	1,713,671	0.0
1,523,000	Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/41	1,652,189	0.0
3,776,339 ^	Freddie Mac REMIC Trust 3925 SD, 4.891%, 07/15/40	494,304	0.0
18,335,088 ^	Freddie Mac REMIC Trust 3925 SL, 4.891%, 01/15/41	2,315,500	0.1
8,434,640 ^	Freddie Mac REMIC Trust 3936 GS, 5.541%, 11/15/25	779,418	0.0
20,734,715 ^	Freddie Mac REMIC Trust 3951 SN, 5.391%, 11/15/41	4,433,348	0.1
9,483,870 ^	Freddie Mac REMIC Trust 3984 NS, 5.441%, 01/15/40	1,022,372	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,738,679	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/42	$1,875,487	0.1
3,249,018	Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/42	3,774,615	0.1
3,880,378 ^	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/40	476,153	0.0
8,796,984 ^	Freddie Mac REMIC Trust 4094 YS, 5.541%, 04/15/40	1,212,700	0.0
15,704,780 ^	Freddie Mac REMIC Trust 4102 MS, 5.441%, 09/15/42	3,401,487	0.1
1,417,246 ^	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/43	252,000	0.0
5,828,053	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/33	5,930,663	0.1
24,192,105	Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/41	27,455,319	0.7
15,535,295 ^	Freddie Mac REMIC Trust 4313 SD, 4.991%, 03/15/44	2,528,843	0.1
23,630,248 ^	Freddie Mac REMIC Trust 4313 SE, 4.991%, 03/15/44	3,934,214	0.1
4,925,024 ^	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/42	716,154	0.0
2,587,130 ^	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/43	490,618	0.0
6,575,281	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/44	7,296,870	0.2
10,706,815 ^	Freddie Mac REMIC Trust 4346 ST, 5.041%, 07/15/39	1,438,345	0.0
10,160,137	Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/44	11,250,801	0.3
8,375,830 ^	Freddie Mac REMIC Trust 4386 LS, 4.941%, 09/15/44	1,572,957	0.0
7,495,811	Freddie Mac Series 4348 ZX, 4.250%, 06/15/44	8,068,351	0.2
15,520,902 ^	Freddie Mac Strips Series 311 S1, 4.791%, 08/15/43	3,242,611	0.1
1,470,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2013-DN2 M2, 5.466%, 11/25/23	1,642,012	0.0
1,700,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ1 M3, 5.316%, 08/25/24	1,865,199	0.1
3,760,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.966%, 10/25/24	4,176,471	0.1
2,800,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.916%, 04/25/28	3,226,138	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
16,890,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 6.016%, 05/25/28	$19,540,055	0.5
3,350,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.766%, 07/25/28	3,956,641	0.1
3,404,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3, 5.016%, 03/25/29	3,690,921	0.1
2,500,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 4.666%, 10/25/29	2,643,776	0.1
1,137,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 4.766%, 08/25/29	1,203,386	0.0
2,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 3.809%, 12/25/29	2,006,166	0.1
362,647	Freddie Mac Structured Pass Through Certificates T-54 2A, 6.500%, 02/25/43	427,577	0.0
690,882	Freddie Mac Structured Pass Through Certificates T-62 1A1, 1.892%, 10/25/44	700,955	0.0
106,550	Freddie Mac-Ginnie Mae Series 27 FC, 2.875%, 03/25/24	108,665	0.0
106,278	Ginnie Mae Series 2002-21 FV, 1.572%, 03/16/32	106,841	0.0
1,667,803 ^	Ginnie Mae Series 2005-7 AH, 5.598%, 02/16/35	280,704	0.0
1,219,409 ^	Ginnie Mae Series 2006-17 WI, 5.788%, 04/20/36	41,593	0.0
254,152	Ginnie Mae Series 2007-37 S, 21.004%, 04/16/37	306,891	0.0
652,272	Ginnie Mae Series 2007-8 SP, 18.118%, 03/20/37	959,283	0.0
2,671,138 ^	Ginnie Mae Series 2008-35 SN, 5.188%, 04/20/38	405,668	0.0
2,220,561 ^	Ginnie Mae Series 2008-40 PS, 5.328%, 05/16/38	384,116	0.0
16,514,952 ^	Ginnie Mae Series 2009-106 SU, 4.988%, 05/20/37	2,761,354	0.1
5,567,066 ^	Ginnie Mae Series 2009-25 KS, 4.988%, 04/20/39	864,886	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,881,683	Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/39	$3,131,436	0.1
3,596,226	Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/39	3,942,613	0.1
2,574,909 ^	Ginnie Mae Series 2009-33 SN, 5.088%, 05/20/39	183,046	0.0
10,249,437	Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/39	12,624,638	0.3
2,268,967 ^	Ginnie Mae Series 2009-43 HS, 4.988%, 06/20/38	159,527	0.0
4,746,666 ^	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/40	696,442	0.0
3,924,424 ^	Ginnie Mae Series 2010-116 NS, 5.478%, 09/16/40	653,532	0.0
9,879,213 ^	Ginnie Mae Series 2010-116 SK, 5.408%, 08/20/40	1,917,754	0.1
19,628,304 ^	Ginnie Mae Series 2010-149 HS, 4.928%, 05/16/40	2,347,066	0.1
6,565,363 ^	Ginnie Mae Series 2010-4 SP, 5.328%, 01/16/39	916,075	0.0
6,062,981	Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/40	6,605,585	0.2
4,286,747 ^	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/39	572,587	0.0
4,271,780 ^	Ginnie Mae Series 2010-68 MS, 4.638%, 06/20/40	655,964	0.0
7,747,879 ^	Ginnie Mae Series 2010-9 JI, 5.000%, 01/20/40	1,837,622	0.0
1,206,734 ^	Ginnie Mae Series 2010-94 PI, 4.500%, 12/20/37	20,794	0.0
6,854,351 ^	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/26	721,573	0.0
2,004,809 ^	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/40	267,303	0.0
120,513	Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/32	134,616	0.0
8,343,196 ^	Ginnie Mae Series 2011-80 KS, 5.458%, 06/20/41	1,555,320	0.0
2,226,253 ^	Ginnie Mae Series 2012-40 NI, 4.500%, 05/20/40	267,147	0.0
311,482	Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/41	322,586	0.0
21,954,136 ^	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/43	4,484,023	0.1
17,890,742 ^	Ginnie Mae Series 2013-184 JI, 5.500%, 12/16/43	3,780,849	0.1
15,544,939 ^	Ginnie Mae Series 2014-3 SU, 4.838%, 07/20/39	2,397,657	0.1
1,229,525	Ginnie Mae Series 2014-43 Z, 4.000%, 03/20/44	1,364,728	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
19,079,135 ^		Ginnie Mae Series 2014-55 MS, 5.028%, 04/16/44	$3,066,683	0.1
23,496,770 ^		Ginnie Mae Series 2014-56 SP, 5.028%, 12/16/39	3,316,804	0.1
15,986,243 ^		Ginnie Mae Series 2014-58 CS, 4.428%, 04/16/44	2,445,524	0.1
20,142,149 ^		Ginnie Mae Series 2014-79 BI, 6.000%, 05/16/44	5,167,341	0.1
7,804,485 ^		Ginnie Mae Series 2014-99 S, 4.388%, 06/20/44	1,413,056	0.0
23,758		JP Morgan Mortgage Trust 2005-A1 6T1, 3.505%, 02/25/35	23,583	0.0
251,910		JP Morgan Mortgage Trust 2007-A1 5A5, 3.406%, 07/25/35	253,279	0.0
10,713,569 ^		Lehman Mortgage Trust 2006-9, 5.404%, 01/25/37	2,240,329	0.1
2,056,789		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/37	1,756,899	0.0
28,828	#	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 6.808%, 02/19/30	28,379	0.0
1,888,077	#	RBSSP Resecuritization Trust 2011-3 2A1, 1.274%, 02/26/37	1,806,866	0.0
13,023		WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 1.895%, 02/27/34	12,880	0.0
43,390		WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 2.176%, 08/25/42	42,010	0.0
61,766		WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 1.856%, 01/25/45	61,451	0.0
1,437,577		WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.313%, 10/25/36	1,324,226	0.0
449,196		WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 2.145%, 07/25/46	429,803	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
97,960,991 ^	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.136%, 08/25/45	$3,503,026	0.1
1,227,076	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.937%, 10/25/36	1,185,668	0.0
2,223,957	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 2.812%, 12/25/36	1,950,438	0.1
4,632,868	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.887%, 08/25/46	4,269,258	0.1
5,507,083	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.763%, 04/25/37	4,877,845	0.1
3,343,648	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 2.845%, 07/25/37	2,783,057	0.1
4,166,027	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/36	3,721,031	0.1
399,756	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/35	379,260	0.0
5,858,732	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.692%, 08/25/46	4,311,659	0.1
3,171,908	Wells Fargo Alternative Loan 2007-PA2 2A1, 1.646%, 06/25/37	2,520,358	0.1
134,103	Wells Fargo Mortgage Backed Securities 2004-EE Trust 2A1, 3.237%, 12/25/34	135,971	0.0
448,201	Wells Fargo Mortgage Backed Securities 2005-AR7 Trust 1A1, 3.341%, 05/25/35	450,005	0.0
127,131	Wells Fargo Mortgage Backed Securities 2005-AR9 Trust 2A1, 3.132%, 10/25/33	128,614	0.0
2,106,873	Wells Fargo Mortgage Backed Securities 2006-AR2 Trust 2A5, 3.107%, 03/25/36	2,071,502	0.1
1,043,418	Wells Fargo Mortgage Backed Securities 2006-AR4 Trust 2A4, 3.360%, 04/25/36	959,749	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
96,604		Wells Fargo Mortgage Backed Securities Trust 2004-CC A1, 3.099%, 01/25/35	$98,646	0.0
35,262,267		Other Securities	31,281,799	0.7
		Total Collateralized Mortgage Obligations (Cost $499,712,484)	519,073,095	12.3
MUNICIPAL BONDS: 0.0%
		California: 0.0%
1,600,000		Other Securities	2,139,429	0.0
		Total Municipal Bonds (Cost $1,609,812)	2,139,429	0.0
FOREIGN GOVERNMENT BONDS: 0.2%
6,465,000		Other Securities	6,573,273	0.2
		Total Foreign Government Bonds (Cost $6,465,000)	6,573,273	0.2
U.S. GOVERNMENT AGENCY OBLIGATIONS: 24.6%
		Federal Home Loan Mortgage Corporation: 8.1%##
23,100,000	W,Z	3.000%, due 08/01/44	23,015,180	0.5
16,544,594		3.500%, due 01/01/45	17,015,164	0.4
113,863,000	W	3.500%, due 08/01/45	116,768,797	2.8
47,439,000	W	4.000%, due 08/01/44	49,800,383	1.2
9,891,768		4.000%, due 09/01/45	10,415,798	0.2
120,576,363	W	2.500%-6.500%, due 07/01/19-11/01/45	125,279,451	3.0
			342,294,773	8.1
		Federal National Mortgage Association: 13.3%##
18,459,097		3.000%, due 07/01/43	18,539,329	0.4
24,956,000	W	3.000%, due 08/01/44	24,885,707	0.6
14,165,641		3.000%, due 04/01/45	14,204,872	0.3
206,360,000	W	3.500%, due 08/01/46	211,605,834	5.0
14,344,082		4.000%, due 12/01/39	15,154,029	0.4
10,523,845		4.000%, due 01/01/45	11,247,098	0.3
249,160,338	W	1.932%-7.500%, due 07/01/18-08/01/46	265,395,057	6.3
			561,031,926	13.3
		Government National Mortgage Association: 3.2%
18,669,000	W	3.000%, due 07/01/44	18,858,607	0.4
18,580,000	W	3.500%, due 07/01/44	19,246,266	0.5
22,375,537		3.500%, due 07/20/46	23,207,557	0.5
30,113,000	W	4.000%, due 07/01/44	31,689,227	0.8
19,960,000	W	4.500%, due 07/01/44	21,216,856	0.5
21,731,844		4.000%-5.500%, due 11/15/35-10/20/60	23,298,595	0.5
			137,517,108	3.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
		Total U.S. Government Agency Obligations (Cost $1,038,704,415)	$1,040,843,807	24.6
COMMERCIAL MORTGAGE-BACKED SECURITIES: 3.8%
5,540,000	#	BAMLL Re-REMIC Trust 2014-FRR5 A502, 1.064%, 03/27/45	5,485,115	0.1
2,190,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 5.887%, 02/10/51	2,186,101	0.1
38,487,402 ^		Barclays Commercial Mortgage Trust 2017-C1 XA, 1.696%, 02/15/50	4,185,979	0.1
22,800,000	#,^	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/33	979,928	0.0
5,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4 G, 6.200%, 06/11/41	5,288,793	0.1
1,350,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 L, 5.405%, 01/12/41	1,359,795	0.1
1,350,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 M, 5.405%, 01/12/41	1,354,230	0.0
1,350,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 N, 5.405%, 01/12/41	1,328,029	0.0
155,298		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20 C, 5.279%, 10/12/42	156,936	0.0
3,538,610	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	3,582,454	0.1
18,358,876 ^		COMM 2012-CR1 XA, 2.060%, 05/15/45	1,360,176	0.0
31,305,776 ^		COMM 2012-CR3 XA, 2.219%, 10/15/45	2,200,668	0.1
25,727,874 ^		COMM 2012-CR5 XA, 1.875%, 12/10/45	1,558,553	0.0
38,356,157 ^		COMM 2014-LC15 XA, 1.508%, 04/10/47	2,100,153	0.1
214,711,000	#,^	COMM 2014-UBS2 XB, 0.208%, 03/10/47	2,012,873	0.0
4,000,000		COMM 2015-PC1 C, 4.589%, 07/10/50	3,723,589	0.1
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
83,193,640 ^		COMM 2016-CR28 XA, 0.374%, 02/10/49	$3,458,027	0.1
15,371,196 ^		COMM 2012-CR2 XA, 1.841%, 08/15/45	1,070,430	0.0
65,166,000	#,^	COMM 2012-CR4 XB, 0.746%, 10/15/45	1,994,060	0.1
20,100,152	#,^	COMM 2012-LC4 XA, 2.387%, 12/10/44	1,501,990	0.0
50,639	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	50,504	0.0
1,760,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C3 C, 4.952%, 07/15/ 37	1,758,291	0.0
2,000,000	#	DBWF 2016-85T Mortgage Trust, 3.935%, 12/10/36	2,038,387	0.1
4,450,000	#	DBUBS 2011-LC2A D, 5.727%, 07/10/44	4,696,834	0.1
25,321,315 ^		Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.542%, 02/25/20	3,257,886	0.1
20,760,000 ^		Freddie Mac Multifamily Structured Pass Through Certificates K008 X3, 5.438%, 08/25/20	3,051,678	0.1
48,164,896 ^		Freddie Mac Multifamily Structured Pass Through Certificates K014 X1, 1.367%, 04/25/21	1,875,647	0.0
34,749,480 ^		Freddie Mac Multifamily Structured Pass Through Certificates K020 X1, 1.570%, 05/25/22	1,990,916	0.1
47,284,020 ^		Freddie Mac Multifamily Structured Pass Through Certificates K023 X1, 1.409%, 08/25/22	2,568,884	0.1
22,000,000 ^		Freddie Mac Multifamily Structured Pass Through Certificates K028 X3, 1.719%, 06/25/41	1,829,859	0.0
15,700,000 ^		Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.853%, 12/25/41	1,466,225	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
37,526,702 ^		Freddie Mac Multifamily Structured Pass Through Certificates K706 X1, 1.686%, 10/25/18	$596,198	0.0
31,656,682 ^		Freddie Mac Multifamily Structured Pass Through Certificates K707 X1, 1.658%, 12/25/18	535,327	0.0
48,898,861 ^		Freddie Mac Multifamily Structured Pass Through Certificates K709 X1, 1.643%, 03/25/19	1,027,580	0.0
48,070,892 ^		Freddie Mac Multifamily Structured Pass Through Certificates K711 X1, 1.810%, 07/25/19	1,247,473	0.0
58,706,989 ^		Freddie Mac Multifamily Structured Pass Through Certificates K712 X1, 1.454%, 11/25/19	1,385,021	0.0
28,542,548 ^		Freddie Mac Multifamily Structured Pass Through Certificates KS06 X, 1.213%, 08/25/26	2,044,526	0.1
17,841,405 ^		Freddie Mac Multifamily Structured Pass Through CertificatesK015 X3, 2.896%, 08/25/39	1,823,718	0.0
614,972,854	#,^	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/44	2,168,148	0.1
454,822,819	#,^	FREMF Mortgage Trust 2013-K29 X2A, 0.125%, 05/25/46	2,571,614	0.1
21,769,222 ^		GS Mortgage Securities Corp. II 2012-GCJ9 XA, 2.412%, 11/10/45	1,711,109	0.0
7,600,000	#	GS Mortgage Securities Trust 2010-C2 D, 5.356%, 12/10/43	7,698,121	0.2
4,400,000	#	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	3,917,998	0.1
34,780,235 ^		GS Mortgage Securities Trust 2012-GCJ7 XA, 2.429%, 05/10/45	2,551,589	0.1
16,619,161 ^		GS Mortgage Securities Trust 2013-GC16 XA, 1.588%, 11/10/46	779,671	0.0
20,254,000 ^		JPMCC Commercial Mortgage Securities Trust 2017-JP6 XA, 1.332%, 07/15/50	1,669,402	0.0
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
700,249	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.951%, 05/15/41	$705,468	0.0
2,920,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	2,811,221	0.1
23,450,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.424%, 12/15/47	396,521	0.0
3,448,947	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-CB6 H, 5.379%, 07/12/37	3,412,785	0.1
783,743	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.758%, 10/15/37	781,731	0.0
3,829,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.510%, 06/12/41	3,901,456	0.1
5,480,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP2 F, 5.010%, 07/15/42	5,520,023	0.1
36,459,159 ^		JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.826%, 06/15/45	1,918,357	0.1
2,743,585 ^		JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.330%, 10/15/48	160,708	0.0
442,289	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.838%, 02/15/40	441,868	0.0
2,723,000	#	LB-UBS Commercial Mortgage Trust 2005-C1 H, 5.938%, 02/15/40	2,696,325	0.1
158,976		LB-UBS Commercial Mortgage Trust 2005-C3 D, 4.954%, 07/15/40	161,442	0.0
4,290,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	4,299,433	0.1
1,000,000		LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/40	997,169	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,600,000	#	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/40	$2,588,706	0.1
2,160,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 6.062%, 06/15/38	2,160,334	0.0
2,352,011	#,^	LB-UBS Commercial Mortgage Trust 2006-C7 XCL, 0.908%, 11/15/38	5,136	0.0
12,288,244	#,^	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.908%, 11/15/38	26,831	0.0
3,930,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 D, 4.846%, 08/15/45	3,953,109	0.1
1,000,000	#	Morgan Stanley Capital I Trust 2005-T19 G, 5.774%, 06/12/47	999,989	0.0
2,375,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.588%, 09/15/47	2,549,174	0.1
3,325,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.588%, 09/15/47	3,549,007	0.1
45,070	#	Morgan Stanley Capital I, Inc. 1999-WF1 M, 5.910%, 11/15/31	44,969	0.0
817,956	#	Morgan Stanley Dean Witter Capital I Trust 2001-TOP3 E, 7.830%, 07/15/33	851,038	0.0
5,040,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	4,912,063	0.1
27,574,780	#,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.088%, 08/10/49	2,199,243	0.1
22,357,342	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.069%, 08/15/45	1,698,384	0.1
26,621,434	#,^	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.512%, 03/15/48	1,358,143	0.0
32,947,637 ^		Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.312%, 12/15/47	2,034,760	0.0
1,101,699		Other Securities	1,102,933	0.0
		Total Commercial Mortgage-Backed Securities (Cost $161,342,543)	161,438,811	3.8
U.S. TREASURY OBLIGATIONS: 13.0%
		U.S. Treasury Bonds: 1.0%
40,488,000		3.000%, due 02/15/47	41,846,575	1.0
Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: 12.0%
86,000	L	1.250%, due 05/31/19	$85,803	0.0
141,214,000		1.250%, due 06/30/19	140,844,443	3.3
129,969,000		1.500%, due 06/15/20	129,786,264	3.1
157,373,000		1.750%, due 06/30/22	156,358,731	3.7
40,193,000		2.000%, due 06/30/24	39,833,474	0.9
33,555,000		2.375%, due 05/15/27	33,776,530	0.8
10,000,000		1.375%, due 01/15/20	9,975,780	0.2
			510,661,025	12.0
		Total U.S. Treasury Obligations (Cost $553,111,429)	552,507,600	13.0
ASSET-BACKED SECURITIES: 10.9%
		Automobile Asset-Backed Securities: 0.8%
2,360,000	#	MMCA Auto Owner Trust 2014-A C, 2.260%, 10/15/20	2,359,462	0.1
1,700,000	#	Oscar US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/21	1,712,492	0.0
7,030,000	#	Santander Drive Auto Receivables Trust 2013-A E, 4.710%, 01/15/21	7,116,980	0.2
6,130,000		Santander Drive Auto Receivables Trust 2014-3 D, 2.650%, 08/17/20	6,171,282	0.1
1,850,000	#	SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/21	1,846,187	0.1
14,020,000		Other Securities	14,098,336	0.3
			33,304,739	0.8
		Home Equity Asset-Backed Securities: 0.2%
2,400,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 2.131%, 03/25/35	2,254,922	0.1
4,582,334		Other Securities	4,528,765	0.1
			6,783,687	0.2
		Other Asset-Backed Securities: 9.6%
3,000,000	#	1776 CLO Ltd. 2006-1A D, 2.929%, 05/08/20	3,010,056	0.1
4,678,104	#	AJAX Mortgage Loan Trust 2016-C, 4.000%, 10/25/57	4,670,507	0.1
2,099,596	#	AJAX Mortgage Loan Trust 2017-A A, 3.470%, 04/25/57	2,101,026	0.1
10,780,000	#	ALM VII Ltd. 2012-7A A1R, 2.638%, 10/15/28	10,847,084	0.2
6,860,000	#	ALM VII R-2 Ltd. 2013-7R2A A2R, 3.158%, 10/15/27	6,903,376	0.2
4,090,000	#	ALM VIII Ltd. 2013-8A A1R, 2.648%, 10/15/28	4,130,327	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
2,300,000	#	American Homes 4 Rent 2015-SFR1 E, 5.639%, 04/17/52	$2,479,031	0.1
2,553,125	#,^	American Homes 4 Rent 2015-SFR1 XS, 4.225%, 04/17/52	—	—
2,000,000	#	American Homes 4 Rent 2015-SFR2 C, 4.691%, 10/17/45	2,133,835	0.0
2,200,000	#	American Homes 4 Rent 2015-SFR2 D, 5.036%, 10/17/45	2,352,869	0.1
12,569,217	#,^	American Homes 4 Rent 2015-SFR2 XS, 4.440%, 10/17/45	—	—
4,670,000	#	Apidos CLO XI 2012-11A BR, 3.108%, 01/17/28	4,684,790	0.1
1,540,000	#	Apidos CLO XIV 2013-14A D, 4.658%, 04/15/25	1,533,977	0.0
4,200,000	#	Apidos CLO XVII 2014-17A A2R, 3.008%, 04/17/26	4,200,231	0.1
7,370,000	#	Apidos CLO XVII 2014-17A BR, 3.658%, 04/17/26	7,369,926	0.2
5,370,000	#	Apidos Clo XXV 2016-25A A1, 2.616%, 10/20/28	5,386,561	0.1
5,750,000	#	Ares XXIX CLO Ltd. 2014-1A BR, 3.458%, 04/17/26	5,749,948	0.1
1,950,000	#	Ares XXXII CLO Ltd. 2014-32A BR, 3.432%, 11/15/25	1,949,963	0.1
58,052	#	AVANT Loans Funding Trust 2015-A A, 4.000%, 08/16/21	58,163	0.0
4,280,000	#	Avery Point IV CLO Ltd. 2014-1A CR, 3.506%, 04/25/26	4,280,509	0.1
9,630,000	#	Babson CLO Ltd. 2014-3A AR, 2.478%, 01/15/26	9,648,287	0.2
3,190,000	#	Babson CLO Ltd. 2014-3A C1R, 3.808%, 01/15/26	3,193,554	0.1
1,600,000	#	Bain Capital Credit CLO 2017-1A A2, 4.130%, 07/20/30	1,600,000	0.0
3,470,000	#	Barings CLO Ltd. 2017-1A A2, 5.850%, 07/18/29	3,470,000	0.1
9,020,000	#	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 2.492%, 07/15/29	9,020,000	0.2
12,350,000	#	Benefit Street Partners CLO IV Ltd. 2014-IVA A1R, 2.646%, 01/20/29	12,383,963	0.3
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
1,800,000	#	Birchwood Park CLO Ltd. 2014-1A C1R, 3.408%, 07/15/26	$1,800,238	0.0
2,910,000	#	Blue Hill CLO Ltd. 2013-1A C1R, 3.558%, 01/15/26	2,909,974	0.1
5,260,000	#	BlueMountain CLO 2013-1A A2R, 3.056%, 01/20/29	5,276,006	0.1
5,850,000	#	BlueMountain CLO 2014-4A CR, 3.750%, 11/30/26	5,855,786	0.2
5,070,000	#	BlueMountain CLO 2015-1A BR, 3.655%, 04/13/27	5,088,865	0.1
4,570,000	#	Burnham Park Clo Ltd. 2016-1A A, 2.586%, 10/20/29	4,606,313	0.1
3,880,000	#	Carlyle Global Market Strategies CLO Ltd. 2014-3A BR, 3.320%, 07/27/26	3,887,306	0.1
8,630,000	#	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 2.461%, 04/20/31	8,632,710	0.2
4,530,000	#	Cedar Funding II CLO Ltd. 2013-1A CR, 3.639%, 06/09/30	4,530,000	0.1
3,950,000	#	Cedar Funding IV CLO Ltd. 2014-4A CR, 3.406%, 07/23/30	3,949,952	0.1
13,380,000	#	Cedar Funding VI CLO Ltd. 2016-6A A1, 2.352%, 10/20/28	13,496,821	0.3
6,440,000	#	Cent CLO 2014-22A A2AR, 3.129%, 11/07/26	6,441,056	0.2
3,550,000	#	CIFC Funding Ltd. 2014-4A C1R, 3.808%, 10/17/26	3,549,965	0.1
4,110,000	#	CIFC Funding Ltd. 2016-1A A, 2.636%, 10/21/28	4,123,826	0.1
5,560,000	#	CIFC Funding Ltd. 2017-1A A, 2.243%, 04/23/29	5,563,658	0.1
15,250,000	#	Dryden 33 Senior Loan Fund 2014-33A AR, 2.588%, 10/15/28	15,350,726	0.3
8,000,000	#	Dryden 49 Senior Loan Fund 2017-49A A, 2.538%, 07/18/30	8,000,000	0.2
3,090,000	#	Dryden Senior Loan Fund 2014-31A CR, 3.258%, 04/18/26	3,089,975	0.1
2,330,000	#	Dryden Senior Loan Fund 2014-34A CR, 3.308%, 10/15/26	2,330,310	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
8,610,000	#	Dryden Senior Loan Fund 2017-47A A2, 2.745%, 04/15/28	$8,617,147	0.2
7,130,000	#	Dryden Senior Loan Fund 2017-47A C, 3.595%, 04/15/28	7,135,633	0.2
3,690,000	#	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/47	3,732,657	0.1
3,250,000	#	Flatiron CLO Ltd. 2013-1A A2R, 2.808%, 01/17/26	3,249,981	0.1
4,770,000	#	Flatiron CLO Ltd. 2013-1A BR, 3.508%, 01/17/26	4,769,957	0.1
1,600,000	#	Gale Force 3 CLO Ltd. 2007-3A D, 2.558%, 04/19/21	1,600,079	0.0
4,969,755	#	HERO Funding Trust 2015-2A A, 3.990%, 09/20/40	5,093,999	0.1
71,609	#	Hillmark Funding Ltd. 2006-1A A1, 1.422%, 05/21/21	71,563	0.0
2,900,000	#	Invitation Homes Trust 2014-SFR2 E, 4.151%, 06/17/32	2,937,945	0.1
1,500,000	#	Jay Park CLO Ltd. 2016-1A B, 3.556%, 10/20/27	1,499,984	0.0
3,850,000	#	KKR CLO 9 AR Ltd., 2.457%, 07/15/30	3,850,000	0.1
6,690,000	#	LCM XXIII Ltd. 23A A1, 2.556%, 10/20/29	6,741,767	0.2
4,000,000	#	Madison Park Funding Ltd. 2007-6A E, 6.417%, 07/26/21	4,017,388	0.1
3,400,000	#	Madison Park Funding XIII Ltd. 2014-13A CR, 3.308%, 01/19/25	3,400,092	0.1
2,120,000	#	Madison Park Funding XV Ltd. 2014-15A B1R, 3.370%, 01/27/26	2,120,034	0.0
56,850	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	57,020	0.0
1,233,724	#	Marketplace Loan Trust Series 2015-AV2 A, 4.000%, 10/15/21	1,238,101	0.0
2,090,000	#	Oaktree EIF II Series B1 Ltd. 2015-B1A A, 2.732%, 02/15/26	2,095,975	0.0
4,510,000	#	Octagon Investment Partners 30 Ltd. 2017-1A A1, 2.567%, 03/17/30	4,520,355	0.1
2,250,000	#	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 2.533%, 07/15/29	2,249,978	0.1
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
1,430,000	#	Octagon Investment Partners XIX Ltd. 2014-1A CR, 3.258%, 04/15/26	$1,430,190	0.0
4,000,000	#	Octagon Investment Partners XV Ltd. 2013-1A A2R, 4.456%, 07/19/30	4,000,000	0.1
7,070,000	#	OHA Loan Funding Ltd. 2015-1A AR, 2.592%, 08/15/29	7,115,241	0.2
7,900,000	#	OHA Loan Funding Ltd. 2015-1A BR, 2.982%, 08/15/29	7,907,410	0.2
2,340,000	#	Palmer Square CLO 2013-2A BR Ltd., 3.408%, 10/17/27	2,341,460	0.1
1,375,000	#	Palmer Square CLO 2015-2A A1AR Ltd., 2.577%, 07/20/30	1,375,000	0.0
4,070,000	#	Palmer Square CLO 2015-2A A1BR Ltd., 2.657%, 07/20/30	4,070,000	0.1
3,300,000	#	Palmer Square CLO 2015-1A BR Ltd., 3.722%, 05/21/29	3,299,924	0.1
8,200,000	#	Progress Residential 2015-SFR2 E, 4.427%, 06/12/32	8,282,185	0.2
10,600,000	#	Shackleton CLO Ltd. 2016-9A A, 2.656%, 10/20/28	10,705,460	0.3
2,000,000	#	SoFi Consumer Loan Program 2016-2A B, 4.770%, 10/27/25	2,093,117	0.0
4,992,464	#	SoFi Consumer Loan Program 2017-1 A, 3.280%, 01/26/26	5,059,721	0.1
2,000,000	#	SoFi Consumer Loan Program 2017-1 B, 4.730%, 01/26/26	2,093,359	0.1
4,630,000	#	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	4,673,217	0.1
10,200,000	#	Symphony CLO Ltd. 2012-9A AR, 2.472%, 10/16/28	10,310,854	0.2
4,200,000	#	Symphony CLO Ltd. 2016-18A B, 2.926%, 01/23/28	4,204,351	0.1
3,930,000	#	Symphony CLO XIV Ltd. 2014-14A C1R, 3.523%, 07/14/26	3,929,972	0.1
4,664,750	#	Taco Bell Funding 2016-1A A2I, 3.832%, 05/25/46	4,778,969	0.1
831,715	#	Taco Bell Funding LLC 2016-1A A2II, 4.377%, 05/25/46	866,898	0.0
2,200,000	#	Thacher Park CLO Ltd. 2014-1A CR, 3.356%, 10/20/26	2,200,064	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
4,410,000	#	THL Credit Wind River CLO Ltd. 2017-1A A, 2.374%, 04/18/29	$4,413,845	0.1
2,570,000	#	THL Credit Wind River CLO Ltd. 2017-1A C, 3.334%, 04/18/29	2,569,967	0.1
12,650,000	#	Wind River CLO Ltd. 2016-2A A, 2.670%, 11/01/28	12,691,429	0.3
7,743,062		Other Securities	7,619,598	0.2
			408,673,356	9.6
		Student Loan Asset-Backed Securities: 0.3%
2,597,668	#	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/31	2,613,725	0.1
3,506,985	#	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/40	3,540,952	0.1
1,315,758	#	Earnest Student Loan Program 2016-C B, 4.460%, 01/26/37	1,297,180	0.0
1,500,000	#	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/41	1,469,809	0.0
402,723	#	SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/33	403,613	0.0
2,500,000	#	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/40	2,494,859	0.1
			11,820,138	0.3
		Total Asset-Backed Securities (Cost $457,339,332)	460,581,920	10.9

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 16.6%
	Affiliated Investment Companies: 16.6%
8,788,920	Voya Emerging Markets Corporate Debt Fund - Class P	87,889,204	2.1
13,779,877	Voya Emerging Markets Hard Currency Debt Fund - Class P	134,629,399	3.2
8,523,128	Voya Emerging Markets Local Currency Debt Fund - Class P	65,287,163	1.5
2,368,254	Voya Floating Rate Fund - Class P	23,350,985	0.6
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
15,127,612	Voya High Yield Bond Fund - Class P	$123,592,594	2.9
12,392,941	Voya Investment Grade Credit Fund - Class P	136,941,994	3.2
12,692,963	Voya Securitized Credit Fund - Class P	130,610,592	3.1
	Total Mutual Funds (Cost $708,697,092)	702,301,931	16.6
PREFERRED STOCK: 0.1%
	Utilities: 0.1%
248,500	Other Securities	6,177,710	0.1
	Total Preferred Stock (Cost $6,212,500)	6,177,710	0.1
	Total Long-Term Investments (Cost $4,575,235,545)	4,620,311,229	109.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
		Corporate Bonds/Notes: 0.3%
4,029,000	#	Barclays Bank PLC, 6.050%, 12/04/17	4,099,032	0.1
2,404,000		FirstEnergy Corp., 2.750%, 03/15/18	2,419,720	0.1
5,994,000	#	HBOS PLC, 6.750%, 05/21/18	6,235,930	0.1
1,643,000		Hewlett Packard Enterprise Co., 2.450%, 10/05/17	1,647,439	0.0
			14,402,121	0.3
		Commercial Paper: 1.4%
4,000,000		American Electric Power, 1.470%, 07/11/17	3,998,240	0.1
7,000,000		Consolidated Edison, 07/03/17	6,999,186	0.2
1,000,000		CVS Health Corporation, 1.470%, 07/14/17	999,438	0.0
30,000,000		Kroger Co., 1.404%, 07/03/17	29,996,488	0.7
9,000,000		Mondelez International, 07/03/17	8,998,946	0.2
10,000,000		Pacific Gas and Electric Co., 1.450%, 07/10/17	9,996,044	0.2
			60,988,342	1.4
		U.S. Government Agency Obligations: 0.0%
9,069		Fannie Mae, 4.500%, 11/01/17	9,291	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	U.S. Government Agency Obligations (continued)
44,043	Fannie Mae, 4.500%, 02/01/18	$45,123	0.0
3,582	Fannie Mae, 5.500%, 01/01/18	3,599	0.0
5,118	Fannie Mae, 5.500%, 02/01/18	5,145	0.0
109	Fannie Mae, 5.500%, 03/01/18	109	0.0
312	Fannie Mae, 6.000%, 01/01/18	313	0.0
88	Fannie Mae, 6.000%, 11/01/17	88	0.0
89	Fannie Mae, 6.000%, 02/01/18	89	0.0
112	Fannie Mae, 6.000%, 08/01/17	111	0.0
631	Fannie Mae, 6.000%, 09/01/17	631	0.0
		64,499	0.0
	Securities Lending Collateralcc: 0.9%
801,982	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $802,055, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $818,022, due 07/28/17-09/09/49)	801,982	0.0
8,633,199	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $8,634,015, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $8,805,863, due 07/15/17-05/20/67)	8,633,199	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
8,169,995	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $8,170,767, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $8,333,395, due 07/13/17-12/01/51)	$8,169,995	0.2
976,189	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $976,274, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $995,714, due 07/15/17-01/15/37)	976,189	0.1
479,460	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $479,509, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $489,052, due 07/07/17-01/15/30)	479,460	0.0
8,633,199	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $8,634,050, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $8,805,863, due 08/15/21-09/09/49)	8,633,199	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
8,633,200	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $8,634,122, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,805,839, due 01/15/19-02/15/46)	$8,633,200	0.2
		36,327,224	0.9
	Collateralized Mortgage Obligations: 0.0%
230,181 ^	Fannie Mae REMIC Trust 2011-69 AI, 5.000%, 05/25/18	1,960	0.0
57,315	Freddie Mac REMIC Trust 2543 AN, 5.000%, 12/15/17	57,560	0.0
23	Freddie Mac, 6.000%, 10/01/17	23	0.0
		59,543	0.0
	U.S. Treasury Obligations: 0.5%
18,829,000	United States Treasury Note, 0.625%, 06/30/18 (Cost $18,735,723)	18,710,585	0.5
	Asset-Backed Securities: 0.0%
790,211	United States Small Business Administration 2008-P10A 1, 5.902%, 02/10/18 (Cost $790,211)	809,535	0.0
Shares		Value	Percentage of Net Assets
	Federal National Mortgage Association: 0.0%
349	Fannie Mae (Cost $350)	350	0.0
	Mutual Funds: 0.2%
8,309,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $8,309,000)	8,309,000	0.2
Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Total Short-Term Investments (Cost $139,544,147)	$139,671,199	3.3
Total Investments in Securities (Cost $4,714,779,692)	$4,759,982,428	112.4
Liabilities in Excess of Other Assets	(526,385,495)	(12.4)
Net Assets	$4,233,596,933	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

cc
Represents securities purchased with cash collateral received for securities on loan.

W
Settlement is on a when-issued or delayed-delivery basis.

L
Loaned security, a portion or all of the security is on loan at June 30, 2017.

^
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2017.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $4,716,245,525.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$81,990,305
Gross Unrealized Depreciation	(38,253,402)
Net Unrealized Appreciation	$43,736,903

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Mutual Funds	$702,301,931	$—	$—	$702,301,931
Preferred Stock	6,177,710	—	—	6,177,710
Corporate Bonds/Notes	—	1,168,673,653	—	1,168,673,653
Collateralized Mortgage Obligations	—	519,073,095	—	519,073,095
Municipal Bonds	—	2,139,429	—	2,139,429
Short-Term Investments	8,309,000	131,362,199	—	139,671,199
Foreign Government Bonds	—	6,573,273	—	6,573,273
U.S. Treasury Obligations	—	552,507,600	—	552,507,600
Asset-Backed Securities	—	457,111,920	3,470,000	460,581,920
U.S. Government Agency Obligations	—	1,040,843,807	—	1,040,843,807
Commercial Mortgage-Backed Securities	—	161,438,811	—	161,438,811
Total Investments, at fair value	$716,788,641	$4,039,723,787	$3,470,000	$4,759,982,428
Other Financial Instruments+
Centrally Cleared Swaps	—	20,641,066	—	20,641,066
Forward Foreign Currency Contracts	—	552,212	—	552,212
Futures	4,860,995	—	—	4,860,995
Total Assets	$721,649,636	$4,060,917,065	$3,470,000	$4,786,036,701
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(7,967,728)	$—	$(7,967,728)
Forward Foreign Currency Contracts	—	(1,126,974)	—	(1,126,974)
Futures	(1,052,802)	—	—	(1,052,802)
Total Liabilities	$(1,052,802)	$(9,094,702)	$—	$(10,147,504)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2017	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$83,135,332	$1,993,372	$—	$2,760,500	$87,889,204	$1,993,372	$—	$—
Voya Emerging Markets Hard Currency Debt Fund - Class P	126,279,438	2,871,444	—	5,478,517	134,629,399	2,871,444	—	—
Voya Emerging Markets Local Currency Debt Fund - Class P	59,236,701	742,663	—	5,307,799	65,287,163	742,664	—	—
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2017	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund Class P	23,029,585	555,502	—	(234,102)	23,350,985	558,538	—	—
Voya High Yield Bond Fund - Class P	98,027,562	32,695,781	(9,180,993)	2,050,244	123,592,594	3,795,780	(180,993)	—
Voya Investment Grade Credit Fund Class P	131,182,083	2,321,039	—	3,438,872	136,941,994	2,320,799	—	—
Voya Securitized Credit Fund Class P	123,996,498	3,109,805	—	3,504,289	130,610,592	3,109,552	—	—
	$644,887,199	$44,289,606	$(9,180,993)	$22,306,119	$702,301,931	$15,392,149	$(180,993)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2017, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 484,916	RON 2,063,414	Citibank N.A.	07/14/17	$(32,227)
USD 3,108,946	TRY 11,701,978	Citibank N.A.	07/14/17	(207,308)
CZK 19,403,537	USD 774,984	Citibank N.A.	07/14/17	74,064
USD 2,277,402	COP 6,651,495,118	Citibank N.A.	08/11/17	107,146
USD 3,466,295	BRL 10,946,560	Citibank N.A.	08/11/17	189,994
USD 4,745,284	MYR 20,214,909	Citibank N.A.	09/21/17	60,973
USD 4,168,480	THB 142,019,697	Citibank N.A.	09/22/17	(12,444)
USD 3,739,458	IDR 50,194,746,125	Citibank N.A.	09/22/17	6,726
USD 4,072,011	ZAR 56,586,342	Deutsche Bank AG	07/14/17	(245,259)
USD 3,057,686	HUF 884,306,740	HSBC Bank USA N.A.	07/14/17	(213,998)
USD 3,447,880	PLN 13,782,743	HSBC Bank USA N.A.	07/14/17	(271,309)
USD 3,904,451	RUB 225,086,922	HSBC Bank USA N.A.	07/14/17	96,036
USD 4,162,983	MXN 78,679,027	HSBC Bank USA N.A.	08/11/17	(144,429)
SGD 1,301,140	USD 941,803	HSBC Bank USA N.A.	09/22/17	4,481
USD 616,218	PHP 30,666,070	JPMorgan Chase Bank N.A.	09/22/17	12,792
				$(574,762)

At June 30, 2017, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CBOE Volatility Index	830	07/19/17	$10,229,750	$(340,304)
U.S. Treasury 10-Year Note	1,734	09/20/17	217,671,188	(394,774)
U.S. Treasury 2-Year Note	966	09/29/17	208,761,661	(303,641)
U.S. Treasury Ultra Long Bond	611	09/20/17	101,349,625	1,822,231
			$538,012,224	$783,512

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
Euro-Bund	(776)	09/07/17	(143,467,026)	2,687,343
U.S. Treasury 5-Year Note	(704)	09/29/17	(82,956,502)	195,222
U.S. Treasury Long Bond	(10)	09/20/17	(1,536,875)	(14,083)
U.S. Treasury Ultra 10-Year Note	(2,797)	09/20/17	(377,070,562)	156,199
			$(605,030,965)	$3,024,681

At June 30, 2017, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade, Series 28, Version 1	Buy	1.000	06/20/22	USD	125,000,000	$(2,319,625)	$(316,302)
						$(2,319,625)	$(316,302)

(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2017, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	1.460%	10/13/2020	USD	225,664,000	$(2,294,235)	$(2,294,235)
Pay	3-month USD-LIBOR	2.126	03/10/2026	USD	159,717,000	(3,015,804)	(3,015,804)
Pay	3-month USD-LIBOR	2.312	12/05/2026	USD	133,209,000	529,824	529,824
Pay	3-month USD-LIBOR	2.255	12/06/2026	USD	105,333,000	(95,204)	(95,204)
Pay	3-month USD-LIBOR	2.330	05/08/2027	USD	70,737,000	277,519	277,519
Pay	3-month USD-LIBOR	2.332	05/08/2027	USD	47,171,000	196,079	196,079
Pay	3-month USD-LIBOR	2.372	10/13/2030	USD	50,908,000	(240,178)	(240,178)
Pay	3-month USD-LIBOR	2.510	10/13/2035	USD	29,003,000	9,150	9,150
Pay	3-month USD-LIBOR	2.593	10/13/2040	USD	40,443,000	323,602	323,602
Receive	3-month USD-LIBOR	1.668	10/30/2019	USD	444,148,000	(130,709)	(130,709)
Receive	3-month USD-LIBOR	1.780	10/13/2022	USD	112,415,000	1,150,702	1,150,702
Receive	3-month USD-LIBOR	1.619	06/27/2026	USD	21,168,000	1,093,690	1,093,690
Receive	3-month USD-LIBOR	1.621	06/27/2026	USD	21,169,000	1,090,240	1,090,240
Receive	3-month USD-LIBOR	1.622	06/27/2026	USD	21,168,000	1,088,438	1,088,438
Receive	3-month USD-LIBOR	1.625	06/27/2026	USD	12,444,000	636,667	636,667
Receive	3-month USD-LIBOR	1.646	06/27/2026	USD	21,168,000	1,045,541	1,045,541
Receive	3-month USD-LIBOR	1.902	06/28/2026	USD	159,717,000	4,790,295	4,790,295
Receive	3-month USD-LIBOR	1.538	09/22/2026	USD	4,716,387	286,392	286,392
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	3-month USD-LIBOR	1.539	09/22/2026	USD	31,868,000	1,933,496	1,933,496
Receive	3-month USD-LIBOR	1.546	09/22/2026	USD	6,287,000	377,987	377,987
Receive	3-month USD-LIBOR	1.558	09/22/2026	USD	31,421,000	1,857,186	1,857,186
Receive	3-month USD-LIBOR	1.558	09/22/2026	USD	31,428,000	1,856,270	1,856,270
Receive	3-month USD-LIBOR	1.562	09/22/2026	USD	35,704,613	2,097,988	2,097,988
Receive	3-month USD-LIBOR	2.387	01/15/2027	USD	31,085,000	(311,886)	(276,521)
Receive	3-month USD-LIBOR	2.429	01/15/2027	USD	35,981,000	(492,796)	(450,602)
Receive	3-month USD-LIBOR	2.431	01/15/2027	USD	28,806,000	(398,798)	(364,977)
Receive	3-month USD-LIBOR	2.440	01/15/2027	USD	26,422,000	(387,222)	(355,995)
Receive	3-month USD-LIBOR	2.619	10/13/2045	USD	35,916,000	(427,201)	(427,201)
						$12,847,033	$12,989,640

Currency Abbreviations
BRL – Brazilian Real
COP – Colombian Peso
CZK – Czech Koruna
HUF – Hungarian Forint
IDR – Indonesian Rupiah
MXN – Mexican Peso
MYR – Malaysian Ringgit
PHP – Philippine Peso
PLN – Polish Zloty
RON – Romanian New Leu
RUB – Russian Ruble
SGD – Singapore Dollar
THB – Thai Baht
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$552,212
Interest rate contracts	Net Assets — Unrealized appreciation*	4,860,995
Interest rate contracts	Net Assets — Unrealized appreciation**	20,641,066
Total Asset Derivatives		$26,054,273
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,126,974
Equity contracts	Net Assets — Unrealized depreciation*	340,304
Interest rate contracts	Net Assets — Unrealized depreciation*	712,498
Credit contracts	Net Assets — Unrealized depreciation**	316,302
Interest rate contracts	Net Assets — Unrealized depreciation**	7,651,426
Total Liability Derivatives		$10,147,504

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

**
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	(298,550)	—	—	(1,402,976)	—	$(1,701,526)
Equity contracts	—	—	(382,078)	—	—	(382,078)
Foreign exchange contracts	—	(2,434,246)	—	—	—	(2,434,246)
Interest rate contracts	(34,334)	—	(2,110,839)	1,137,761	39,616	(967,796)
Total	$(332,884)	$(2,434,246)	$(2,492,917)	$(265,215)	$39,616	$(5,485,646)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions**	Futures	Swaps	Total
Credit contracts	$—	$—	$416,163	$416,163
Equity contracts	—	(1,030,010)	—	(1,030,010)
Foreign exchange contracts	(336,760)	—	—	(336,760)
Interest rate contracts	—	7,117,199	(1,741,428)	5,375,771
Total	$(336,760)	$6,087,189	$(1,325,265)	$4,425,164

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

*
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2017:
	Citibank N.A.	Citibank N.A.	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Totals
Assets:
Forward foreign currency contracts	$438,903	$—	$100,517	$12,792	$552,212
Total Assets	$438,903	$—	$100,517	$12,792	$552,212
Liabilities:
Forward foreign currency contracts	$251,979	$245,259	$629,736	$—	$1,126,974
Total Liabilities	$251,979	$245,259	$629,736	$—	$1,126,974
Net OTC derivative instruments by counterparty, at fair value	$186,924	$(245,259)	$(529,219)	$12,792	$(574,762)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$430,000	$—	$430,000
Net Exposure(1)	$186,924	$(245,259)	$(99,219)	$12,792	$(144,762)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2017 (Unaudited)

Sector Diversification as of June 30, 2017 (as a percentage of net assets)

Financials	19.1%
Information Technology	16.1%
Industrials	15.4%
Health Care	12.4%
Consumer Discretionary	11.3%
Real Estate	7.3%
Materials	6.2%
Energy	2.9%
Utilities	2.6%
Consumer Staples	2.3%
Exchange-Traded Funds	1.2%
Telecommunication Services	0.9%
Assets in Excess of Other Liabilities*	2.3%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK:96.5%
		Consumer Discretionary: 11.3%
155,280	L	Big Lots, Inc.	$7,500,024	1.0
70,258		Childrens Place Retail Stores, Inc.	7,173,342	1.0
62,568		Jack in the Box, Inc.	6,162,948	0.9
2,205,711		Other Securities	60,771,559	8.4
			81,607,873	11.3
		Consumer Staples: 2.3%
218,272	@	Performance Food Group Co.	5,980,653	0.8
781,205		Other Securities(a)	10,557,270	1.5
			16,537,923	2.3
		Energy: 2.9%
1,368,252		Other Securities(a)	20,926,970	2.9
		Financials: 19.1%
181,201		Bank of NT Butterfield & Son Ltd.	6,178,954	0.9
232,187		Centerstate Banks, Inc.	5,772,169	0.8
122,366		Chemical Financial Corp.	5,923,738	0.8
156,755		Great Western Bancorp, Inc.	6,397,172	0.9
149,243		Horace Mann Educators Corp.	5,641,385	0.8
532,524		Investors Bancorp, Inc.	7,114,521	1.0
166,896		MB Financial, Inc.	7,350,100	1.0
478,782		OM Asset Management Plc	7,114,701	1.0
154,307		Renasant Corp.	6,749,388	0.9
114,148		Simmons First National Corp.	$6,038,429	0.8
320,794		Sterling Bancorp/DE	7,458,461	1.0
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
126,433	@	Stifel Financial Corp.	$5,813,389	0.8
134,914		WSFS Financial Corp.	6,118,350	0.9
1,562,084		Other Securities	54,113,487	7.5
			137,784,244	19.1
		Health Care: 12.4%
89,340	@	Amedisys, Inc.	5,611,445	0.8
178,210	@	AMN Healthcare Services, Inc.	6,959,101	0.9
159,553		Healthsouth Corp.	7,722,365	1.1
97,348	@	NuVasive, Inc.	7,488,008	1.0
133,274	@	Prestige Brands Holdings, Inc.	7,038,200	1.0
162,105	@	Tivity Health, Inc.	6,459,884	0.9
1,156,233		Other Securities(a)	48,467,181	6.7
			89,746,184	12.4
		Industrials: 15.4%
166,182		ABM Industries, Inc.	6,899,877	1.0
139,271	@	Atlas Air Worldwide Holdings, Inc.	7,262,983	1.0
123,570	@	Beacon Roofing Supply, Inc.	6,054,930	0.9
72,557		Regal-Beloit Corp.	5,917,023	0.8
285,995	L	Schneider National, Inc.	6,397,708	0.9
156,502	@	SPX FLOW, Inc.	5,771,794	0.8
47,264	@	Teledyne Technologies, Inc.	6,033,250	0.8
151,534		Tetra Tech, Inc.	6,932,680	1.0
93,430		Watts Water Technologies, Inc.	5,904,776	0.8
88,484		Woodward, Inc.	5,979,749	0.8
974,820		Other Securities	47,762,807	6.6
			110,917,577	15.4
		Information Technology: 16.1%
54,547	@	CACI International, Inc.	6,821,102	0.9
104,126	@	Commvault Systems, Inc.	5,877,913	0.8
257,274		Diebold Nixdorf, Inc.	7,203,672	1.0
142,867	@	Electronics for Imaging, Inc.	6,769,038	0.9
49,576		Fair Isaac Corp.	6,911,390	1.0
71,607		j2 Global, Inc.	6,093,040	0.8
150,828	@	Verint Systems, Inc.	6,138,700	0.9
2,199,235		Other Securities(a)	70,538,696	9.8
			116,353,551	16.1
		Materials: 6.2%
317,000		Commercial Metals Co.	6,159,310	0.8
85,582		Minerals Technologies, Inc.	6,264,603	0.9
113,600		Worthington Industries, Inc.	5,704,992	0.8

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
817,720	Other Securities	$26,577,446	3.7
		44,706,351	6.2
	Real Estate: 7.3%
846,970	Cousins Properties, Inc.	7,444,866	1.0
287,052	Easterly Government Properties, Inc.	6,013,740	0.8
216,831	Gramercy Property Trust	6,442,049	0.9
152,663	QTS Realty Trust, Inc.	7,988,855	1.1
906,087	Other Securities	25,044,363	3.5
		52,933,873	7.3
	Telecommunication Services: 0.9%
153,058	Cogent Communications Holdings, Inc.	6,137,626	0.9
	Utilities: 2.6%
86,185	Black Hills Corp.	5,814,902	0.8
227,472	Other Securities	13,260,163	1.8
		19,075,065	2.6
	Total Common Stock (Cost $607,550,549)	696,727,237	96.5
EXCHANGE-TRADED FUNDS:1.2%
62,249	iShares Russell 2000 ETF	8,772,129	1.2
	Total Exchange-Traded Funds (Cost $7,066,601)	8,772,129	1.2
	Total Long-Term Investments (Cost $614,617,150)	705,499,366	97.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS:5.7%
	Securities Lending Collateralcc: 3.7%
599,270	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $599,325, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%- 9.000%, Market Value plus accrued interest $611,255, due 07/28/17- 09/09/49)	599,270	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
6,444,127	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $6,444,736, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 10.500%, Market Value plus accrued interest $6,573,010, due 07/15/17-05/20/67)	$6,444,127	0.9
6,111,845	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $6,112,423, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 6.500%, Market Value plus accrued interest $6,234,082, due 07/13/17-12/01/51)	6,111,845	0.8
729,444	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $729,508, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%- 7.250%, Market Value plus accrued interest $744,034, due 07/15/17- 01/15/37)	729,444	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
358,271	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $358,308, collateralized by various U.S. Government Agency Obligations, 0.000%- 7.125%, Market Value plus accrued interest $365,438, due 07/07/17- 01/15/30)	$358,271	0.0
6,444,127	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $6,444,763, collateralized by various U.S. Government Securities, 0.000%- 2.500%, Market Value plus accrued interest $6,573,010, due 08/15/21-09/09/49)	6,444,127	0.9
6,445,200	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $6,445,889, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $6,574,085, due 01/15/19-02/15/46)	6,445,200	0.9
		27,132,284	3.7
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 2.0%
14,201,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $14,201,000)	$14,201,000	2.0
	Total Short-Term Investments (Cost $41,333,284)	41,333,284	5.7
	Total Investments in Securities (Cost $655,950,434)	$746,832,650	103.4
	Liabilities in Excess of Other Assets	(24,725,487)	(3.4)
	Net Assets	$722,107,163	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2017.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $658,375,046.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$106,808,197
Gross Unrealized Depreciation	(18,350,593)
Net Unrealized Appreciation	$88,457,604

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2017 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$696,727,237	$—	$—	$696,727,237
Exchange-Traded Funds	8,772,129	—	—	8,772,129
Short-Term Investments	14,201,000	27,132,284	—	41,333,284
Total Investments, at fair value	$719,700,366	$27,132,284	$—	$746,832,650

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

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Scottsdale, Arizona 85258
Distributor
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7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
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Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments filed herein.

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 27.6%
		Basic Materials: 0.8%
4,000,000		ArcelorMittal, 6.000%, 03/01/21	4,325,000	0.1
753,000		Barrick Gold Corp., 4.100%, 05/01/23	815,608	0.0
2,368,000	#	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.400%, 12/01/26	2,410,577	0.1
4,255,000		Dow Chemical Co/The, 4.625%, 10/01/44	4,552,943	0.1
4,625,000		Eastman Chemical Co., 2.700%, 01/15/20	4,688,409	0.1
4,274,000	#	Georgia-Pacific LLC, 2.539%, 11/15/19	4,314,582	0.1
2,663,000		Goldcorp, Inc., 3.700%, 03/15/23	2,755,465	0.1
3,612,000		LYB International Finance II BV, 3.500%, 03/02/27	3,568,110	0.1
1,000,000		PolyOne Corp., 5.250%, 03/15/23	1,055,000	0.0
3,700,000		Sherwin-Williams Co/The, 3.125%, 06/01/24	3,723,395	0.1
			32,209,089	0.8

		Communications: 2.9%
1,191,000		21st Century Fox America, Inc., 3.000%, 09/15/22	1,209,650	0.0
6,026,000		Alibaba Group Holding Ltd., 3.600%, 11/28/24	6,216,663	0.1
1,659,000		AT&T, Inc., 3.600%, 02/17/23	1,699,800	0.0
3,818,000		AT&T, Inc., 3.800%, 03/15/22	3,955,566	0.1
2,409,000		AT&T, Inc., 4.125%, 02/17/26	2,474,457	0.1
3,353,000		AT&T, Inc., 4.250%, 03/01/27	3,473,326	0.1
3,474,000		AT&T, Inc., 4.550%, 03/09/49	3,282,471	0.1
7,159,000		AT&T, Inc., 4.800%, 06/15/44	7,130,944	0.2
2,364,000		AT&T, Inc., 5.150%, 03/15/42	2,425,577	0.1
439,000		AT&T, Inc., 5.450%, 03/01/47	475,010	0.0
2,882,000		CBS Corp., 2.900%, 01/15/27	2,735,548	0.1
2,846,000		CBS Corp., 4.600%, 01/15/45	2,934,969	0.1
500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	517,188	0.0
7,337,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.750%, 02/15/28	7,245,236	0.2
2,745,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	2,927,592	0.1
4,944,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/25	5,350,253	0.1
3,430,000	#	CommScope Technologies LLC, 5.000%, 03/15/27	3,430,000	0.1
1,000,000		CSC Holdings LLC, 5.250%, 06/01/24	1,022,600	0.0
1,000,000		DISH DBS Corp., 5.125%, 05/01/20	1,046,250	0.0
1,000,000		DISH DBS Corp., 5.000%, 03/15/23	1,027,500	0.0
2,898,000		eBay, Inc., 4.000%, 07/15/42	2,563,806	0.1
6,250,000		Level 3 Communications, Inc., 5.750%, 12/01/22	6,500,000	0.1
575,000		Netflix, Inc., 5.750%, 03/01/24	628,906	0.0
2,800,000		Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 02/15/24	2,933,000	0.1
3,323,000		Pacific Bell Telephone Co., 7.125%, 03/15/26	4,045,131	0.1
1,937,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	1,962,047	0.0
3,325,000	#	Sirius XM Radio, Inc., 5.375%, 04/15/25	3,445,531	0.1
3,754,000		Time Warner Cable LLC, 5.875%, 11/15/40	4,202,858	0.1
4,210,000		Time Warner, Inc., 4.050%, 12/15/23	4,441,133	0.1
2,911,000		Time Warner, Inc., 4.850%, 07/15/45	3,008,059	0.1
4,577,000		Time Warner, Inc., 5.350%, 12/15/43	5,066,048	0.1
914,000		Time Warner, Inc., 6.500%, 11/15/36	1,129,102	0.0
330,000		Verizon Communications, Inc., 3.000%, 11/01/21	334,663	0.0
2,629,000		Verizon Communications, Inc., 3.500%, 11/01/24	2,660,375	0.1
863,000		Verizon Communications, Inc., 4.150%, 03/15/24	909,763	0.0
8,656,000	#	Verizon Communications, Inc., 4.812%, 03/15/39	8,789,502	0.2
3,282,000		Verizon Communications, Inc., 4.862%, 08/21/46	3,293,930	0.1
1,208,000		Verizon Communications, Inc., 5.012%, 08/21/54	1,199,527	0.0
3,787,000		Verizon Communications, Inc., 5.050%, 03/15/34	4,024,479	0.1
960,000		Viacom, Inc., 4.375%, 03/15/43	857,587	0.0
			122,576,047	2.9

See Accompanying Notes to Financial Statements

1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: 2.1%
2,005,000	#	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	2,097,731	0.0
3,710,940		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/29	3,678,284	0.1
3,280,000		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/30	3,386,600	0.1
1,178,988		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/25	1,240,885	0.0
3,200,000		Costco Wholesale Corp., 2.750%, 05/18/24	3,201,520	0.1
2,985,000		CVS Health Corp., 5.125%, 07/20/45	3,440,060	0.1
74,374		CVS Pass-Through Trust, 6.943%, 01/10/30	88,470	0.0
3,130,838		Delta Air Lines 2002-1 Class G-1 Pass Through Trust, 6.718%, 07/02/24	3,522,193	0.1
1,510,000		Ford Motor Co., 4.750%, 01/15/43	1,464,727	0.0
2,621,000		Ford Motor Co., 5.291%, 12/08/46	2,703,603	0.1
2,728,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/25	2,780,064	0.1
1,533,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	1,743,674	0.0
1,814,000		General Motors Co., 6.750%, 04/01/46	2,161,479	0.1
3,753,000		General Motors Financial Co., Inc., 4.000%, 10/06/26	3,738,814	0.1
1,893,000		General Motors Financial Co., Inc., 4.350%, 01/17/27	1,920,132	0.0
2,248,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	2,296,818	0.1
1,865,000		General Motors Financial Co., Inc., 3.950%, 04/13/24	1,893,751	0.0
620,000		Goodyear Tire & Rubber Co/The, 4.875%, 03/15/27	630,850	0.0
1,020,000	#	Harley-Davidson Financial Services, Inc., 2.550%, 06/09/22	1,011,638	0.0
658,000		Kohl's Corp., 5.550%, 07/17/45	605,442	0.0
5,366,000		Lowe's Cos, Inc., 3.700%, 04/15/46	5,193,623	0.1
4,644,000		McDonald's Corp., 4.875%, 12/09/45	5,205,343	0.1
5,417,000		MDC Holdings, Inc., 6.000%, 01/15/43	5,078,437	0.1
3,210,000		MGM Resorts International, 4.625%, 09/01/26	3,258,150	0.1
200,000	#	Nemak SA de CV, 5.500%, 02/28/23	206,500	0.0
4,045,000		Newell Brands, Inc., 5.500%, 04/01/46	4,888,374	0.1
2,536,000		Nordstrom, Inc., 4.000%, 03/15/27	2,486,799	0.1
3,310,000		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/30	3,310,000	0.1
3,685,000		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/30	3,620,513	0.1
8,310,000		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/30	8,166,237	0.2
1,224,295		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/22	1,344,520	0.0
2,476,780		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	2,613,003	0.1
			88,978,234	2.1

		Consumer, Non-cyclical: 4.3%
3,378,000		Abbott Laboratories, 2.800%, 09/15/20	3,433,041	0.1
3,610,000		Abbott Laboratories, 4.750%, 11/30/36	3,946,282	0.1
3,457,000		Abbott Laboratories, 4.900%, 11/30/46	3,836,088	0.1
1,691,000		AbbVie, Inc., 3.200%, 11/06/22	1,736,239	0.0
3,301,000		AbbVie, Inc., 3.200%, 05/14/26	3,268,594	0.1
1,948,000		AbbVie, Inc., 3.600%, 05/14/25	1,990,552	0.0
6,973,000		AbbVie, Inc., 4.450%, 05/14/46	7,237,165	0.2
2,736,000		Aetna, Inc., 2.800%, 06/15/23	2,734,594	0.1
16,871,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	17,414,466	0.4
3,734,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	4,138,000	0.1
2,072,000	#	Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/48	2,217,305	0.0
2,000,000		AstraZeneca PLC, 3.125%, 06/12/27	1,996,152	0.0
6,000,000		Becton Dickinson and Co., 3.700%, 06/06/27	6,021,546	0.1
3,620,000		Cardinal Health, Inc., 2.616%, 06/15/22	3,627,045	0.1
3,700,000		Cardinal Health, Inc., 3.079%, 06/15/24	3,713,594	0.1
2,900,000		Cardinal Health, Inc., 3.410%, 06/15/27	2,893,664	0.1
4,087,000		Celgene Corp., 2.250%, 05/15/19	4,117,440	0.1
3,655,000		CHS/Community Health Systems, Inc., 5.125%, 08/01/21	3,714,394	0.1
499,000		Envision Healthcare Corp., 5.625%, 07/15/22	517,712	0.0
2,346,000		Express Scripts Holding Co., 3.400%, 03/01/27	2,269,032	0.1
3,381,000		Express Scripts Holding Co., 3.000%, 07/15/23	3,361,563	0.1
1,000,000		HCA, Inc., 5.875%, 03/15/22	1,111,250	0.0
2,210,000	#	Hill-Rom Holdings, Inc., 5.000%, 02/15/25	2,265,250	0.1

See Accompanying Notes to Financial Statements

2

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,266,000		Humana, Inc., 3.150%, 12/01/22	1,289,198	0.0
3,770,000	#	Imperial Brands Finance PLC, 2.950%, 07/21/20	3,836,171	0.1
2,113,000	#	Imperial Brands Finance PLC, 3.750%, 07/21/22	2,202,124	0.0
3,131,000		Kraft Heinz Foods Co., 4.375%, 06/01/46	3,063,777	0.1
7,420,000		Kroger Co., 4.450%, 02/01/47	7,191,293	0.2
4,485,000		Medtronic, Inc., 4.375%, 03/15/35	4,944,076	0.1
1,785,000		Medtronic, Inc., 4.625%, 03/15/45	2,016,713	0.0
3,000,000	#	Moody's Corp., 3.250%, 01/15/28	2,962,740	0.1
2,830,000		Mylan NV, 3.750%, 12/15/20	2,943,593	0.1
1,381,000		Mylan NV, 3.950%, 06/15/26	1,401,980	0.0
3,250,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	3,380,000	0.1
3,611,000		PepsiCo, Inc., 4.450%, 04/14/46	3,951,817	0.1
3,702,000		Pfizer, Inc., 4.400%, 05/15/44	4,080,648	0.1
2,739,000		Philip Morris International, Inc., 4.250%, 11/10/44	2,830,444	0.1
3,215,000	#	Post Holdings, Inc., 5.000%, 08/15/26	3,215,000	0.1
4,060,000		Reynolds American, Inc., 5.850%, 08/15/45	4,996,646	0.1
470,000	L	RR Donnelley & Sons Co., 6.500%, 11/15/23	471,175	0.0
8,420,000		Shire Acquisitions Investments Ireland DAC, 2.875%, 09/23/23	8,356,277	0.2
2,990,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/23	2,911,809	0.1
7,893,000	L	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	7,511,421	0.2
5,500,000		Tyson Foods, Inc., 3.550%, 06/02/27	5,542,972	0.1
2,020,000		United Rentals North America, Inc., 5.500%, 07/15/25	2,123,525	0.0
3,761,000		UnitedHealth Group, Inc., 4.200%, 01/15/47	3,983,621	0.1
5,000,000	#	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21	4,537,500	0.1
4,249,000		Zimmer Biomet Holdings, Inc., 3.550%, 04/01/25	4,299,257	0.1
			181,604,745	4.3

		Energy: 3.2%
858,000	L	Anadarko Petroleum Corp., 5.550%, 03/15/26	960,543	0.0
3,021,000		Anadarko Petroleum Corp., 4.850%, 03/15/21	3,226,839	0.1
1,669,000		Apache Corp., 5.100%, 09/01/40	1,712,993	0.0
5,194,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	5,794,255	0.1
2,422,000		BP Capital Markets PLC, 3.062%, 03/17/22	2,477,042	0.1
1,958,000		BP Capital Markets PLC, 3.119%, 05/04/26	1,943,059	0.1
6,212,000		BP Capital Markets PLC, 3.224%, 04/14/24	6,277,332	0.2
1,820,000		Cenovus Energy, Inc., 3.800%, 09/15/23	1,797,694	0.0
5,671,000	#,L	Cenovus Energy, Inc., 4.250%, 04/15/27	5,413,542	0.1
5,291,000	#	Cenovus Energy, Inc., 5.400%, 06/15/47	4,962,471	0.1
2,395,000		Columbia Pipeline Group, Inc., 4.500%, 06/01/25	2,553,805	0.1
–		Enable Midstream Partners L.P., 3.900%, 05/15/24	–	–
2,932,000		Enbridge Energy Partners L.P., 9.875%, 03/01/19	3,280,213	0.1
1,916,000		Enbridge, Inc., 3.500%, 06/10/24	1,918,244	0.1
4,891,000	L	Energy Transfer L.P., 4.200%, 04/15/27	4,881,311	0.1
771,000		Energy Transfer L.P., 4.650%, 06/01/21	813,962	0.0
4,867,000		Energy Transfer L.P., 5.300%, 04/15/47	4,839,370	0.1
3,580,000		Energy Transfer L.P., 9.700%, 03/15/19	4,011,104	0.1
1,986,000		Enterprise Products Operating LLC, 3.700%, 02/15/26	2,026,562	0.1
1,463,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	1,509,145	0.0
2,904,000		Enterprise Products Operating LLC, 4.900%, 05/15/46	3,139,433	0.1
402,000		Enterprise Products Operating LLC, 5.700%, 02/15/42	472,791	0.0
3,334,000		Exxon Mobil Corp., 2.726%, 03/01/23	3,375,552	0.1
2,570,000		Exxon Mobil Corp., 3.043%, 03/01/26	2,595,124	0.1
2,688,000		Hess Corp., 4.300%, 04/01/27	2,631,031	0.1
4,220,000		Hess Corp., 5.800%, 04/01/47	4,275,417	0.1
1,591,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	1,646,454	0.0
1,414,000	L	Kinder Morgan Energy Partners L.P., 4.300%, 05/01/24	1,463,648	0.0
3,697,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	3,746,577	0.1
2,009,000		Kinder Morgan, Inc./DE, 4.300%, 06/01/25	2,092,295	0.1
2,156,000		Marathon Petroleum Corp., 5.000%, 09/15/54	1,983,419	0.1
5,582,000		Occidental Petroleum Corp., 3.500%, 06/15/25	5,707,148	0.1
3,950,000		Occidental Petroleum Corp., 4.625%, 06/15/45	4,203,077	0.1
561,000		Petroleos Mexicanos, 4.875%, 01/18/24	569,639	0.0

See Accompanying Notes to Financial Statements

3

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
3,116,000		Phillips 66 Partners L.P., 3.550%, 10/01/26	3,032,800	0.1
1,067,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	1,108,460	0.0
1,067,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	1,109,680	0.0
5,604,000	#	Sabine Pass Liquefaction LLC, 4.200%, 03/15/28	5,674,089	0.1
5,621,000		Shell International Finance BV, 3.250%, 05/11/25	5,739,738	0.1
1,691,000		Shell International Finance BV, 4.375%, 05/11/45	1,776,580	0.0
6,889,000		Shell International Finance BV, 4.000%, 05/10/46	6,833,509	0.2
1,782,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	1,829,588	0.0
845,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/45	832,246	0.0
1,345,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/25	1,417,294	0.0
4,438,000		Williams Partners L.P., 3.600%, 03/15/22	4,538,352	0.1
3,656,000		Williams Partners L.P., 5.400%, 03/04/44	3,880,182	0.1
			136,073,609	3.2

		Financial: 9.1%
5,220,000	#	ABN AMRO Bank NV, 4.800%, 04/18/26	5,563,116	0.1
2,806,000		American International Group, Inc., 4.500%, 07/16/44	2,868,375	0.1
354,000		American International Group, Inc., 8.175%, 05/15/58	478,785	0.0
3,621,000		Air Lease Corp., 3.625%, 04/01/27	3,629,118	0.1
4,395,000		Air Lease Corp., 3.000%, 09/15/23	4,375,231	0.1
3,300,000		Ally Financial, Inc., 7.500%, 09/15/20	3,745,500	0.1
2,274,000		American Tower Corp., 3.500%, 01/31/23	2,334,820	0.1
2,896,000		Aon PLC, 4.750%, 05/15/45	3,150,205	0.1
1,660,000		Arch Capital Group US, Inc., 5.144%, 11/01/43	1,882,863	0.0
2,010,000	#	Athene Global Funding, 2.750%, 04/20/20	2,015,055	0.0
1,279,000	#	Athene Global Funding, 4.000%, 01/25/22	1,329,239	0.0
1,316,000	#	Australia & New Zealand Banking Group Ltd., 4.400%, 05/19/26	1,360,478	0.0
4,650,000		Bank of America Corp., 2.503%, 10/21/22	4,595,637	0.1
2,045,000		Bank of America Corp., 2.625%, 10/19/20	2,067,064	0.1
6,649,000		Bank of America Corp., 3.824%, 01/20/28	6,773,243	0.2
5,058,000		Bank of America Corp., 3.875%, 08/01/25	5,238,464	0.1
1,645,000		Bank of America Corp., 3.950%, 04/21/25	1,668,598	0.0
6,349,000		Bank of America Corp., 4.183%, 11/25/27	6,470,615	0.2
4,336,000		Bank of America Corp., 4.250%, 10/22/26	4,474,123	0.1
2,144,000		Bank of America Corp., 4.200%, 08/26/24	2,226,347	0.1
1,973,000		Bank of America Corp., 4.000%, 04/01/24	2,069,436	0.1
9,073,000		Barclays PLC, 3.250%, 01/12/21	9,237,112	0.2
1,959,000		Barclays PLC, 4.337%, 01/10/28	2,020,716	0.0
2,069,000		Bank of New York Mellon Corp., 4.625%, 12/29/49	2,091,966	0.1
3,335,000	#	BPCE SA, 5.150%, 07/21/24	3,568,563	0.1
2,223,000		Brixmor Operating Partnership LP, 3.875%, 08/15/22	2,275,327	0.1
4,280,000		Capital One Financial Corp., 3.750%, 03/09/27	4,273,516	0.1
5,538,000	L	CBL & Associates L.P., 5.950%, 12/15/26	5,494,156	0.1
942,000		Citigroup, Inc., 3.200%, 10/21/26	917,305	0.0
3,940,000		Citigroup, Inc., 3.887%, 01/10/28	4,009,257	0.1
5,913,000		Citigroup, Inc., 4.450%, 09/29/27	6,157,881	0.1
4,879,000		Citigroup, Inc., 5.500%, 09/13/25	5,435,089	0.1
2,757,000	#	Citizens Financial Group, Inc., 4.150%, 09/28/22	2,877,613	0.1
3,620,000		Compass Bank, 2.875%, 06/29/22	3,609,936	0.1
6,240,000		Cooperatieve Rabobank UA, 4.375%, 08/04/25	6,555,388	0.2
1,370,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	1,596,393	0.0
3,090,000	#	Credit Agricole SA/London, 4.125%, 01/10/27	3,235,867	0.1
4,287,000	#	Credit Suisse AG, 6.500%, 08/08/23	4,831,020	0.1
5,610,000	#	Credit Suisse Group AG, 3.574%, 01/09/23	5,758,216	0.1
2,553,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/21	2,622,848	0.1
3,819,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/22	3,972,066	0.1
2,445,000	#	Dana Financing Luxembourg Sarl, 5.750%, 04/15/25	2,536,687	0.1
5,462,000		DDR Corp., 3.375%, 05/15/23	5,298,522	0.1
5,844,000		Discover Financial Services, 4.100%, 02/09/27	5,865,979	0.1
2,759,000		E*TRADE Financial Corp., 4.625%, 09/15/23	2,871,788	0.1

See Accompanying Notes to Financial Statements

4

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
2,000,000		EPR Properties, 4.500%, 06/01/27	2,016,116	0.0
1,000,000		Equinix, Inc., 5.375%, 04/01/23	1,043,750	0.0
3,215,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	3,339,581	0.1
3,000,000	#	Farmers Exchange Capital, 7.050%, 07/15/28	3,831,561	0.1
3,296,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/21	3,305,156	0.1
4,069,000		Goldman Sachs Group, Inc., 2.600%, 04/23/20	4,109,173	0.1
3,645,000		Goldman Sachs Group, Inc., 3.500%, 11/16/26	3,630,358	0.1
3,291,000		Goldman Sachs Group, Inc., 4.250%, 10/21/25	3,408,021	0.1
1,814,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	2,022,864	0.0
3,762,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	4,903,079	0.1
1,300,000	#	Great-West Lifeco Finance Delaware L.P., 4.150%, 06/03/47	1,307,198	0.0
1,600,000	#	Guardian Life Insurance Co. of America/The, 4.850%, 01/24/77	1,702,453	0.0
4,119,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	5,589,294	0.1
2,540,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/68	2,686,710	0.1
3,010,000		HCP, Inc., 3.875%, 08/15/24	3,073,478	0.1
6,277,000		HSBC Holdings PLC, 4.041%, 03/13/28	6,510,084	0.2
395,000		HSBC Holdings PLC, 6.000%, 11/22/65	409,417	0.0
3,400,000	#	ING Bank NV, 2.000%, 11/26/18	3,403,618	0.1
5,637,000		ING Groep NV, 3.950%, 03/29/27	5,874,064	0.1
3,264,000	#	International Lease Finance Corp., 7.125%, 09/01/18	3,455,489	0.1
1,930,000		Intesa Sanpaolo SpA, 5.250%, 01/12/24	2,135,173	0.1
3,674,000		JPMorgan Chase & Co., 2.550%, 10/29/20	3,706,236	0.1
3,602,000		JPMorgan Chase & Co., 3.625%, 12/01/27	3,573,195	0.1
5,730,000		JPMorgan Chase & Co., 3.900%, 07/15/25	5,982,183	0.1
6,404,000		JPMorgan Chase & Co., 4.125%, 12/15/26	6,665,629	0.2
3,332,000		JPMorgan Chase & Co., 6.100%, 10/29/49	3,619,385	0.1
1,787,000		JPMorgan Chase & Co., 6.125%, 10/30/65	1,932,194	0.0
2,056,000		Kite Realty Group L.P., 4.000%, 10/01/26	1,951,387	0.0
3,818,000	#	Liberty Mutual Group, Inc., 4.850%, 08/01/44	4,117,828	0.1
1,145,000		Metlife, Inc., 6.400%, 12/15/66	1,325,338	0.0
3,970,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/22	4,186,850	0.1
5,560,000		Morgan Stanley, 2.750%, 05/19/22	5,561,940	0.1
4,430,000		Morgan Stanley, 3.125%, 07/27/26	4,312,547	0.1
3,032,000		Morgan Stanley, 3.950%, 04/23/27	3,057,548	0.1
4,591,000		Morgan Stanley, 4.000%, 07/23/25	4,797,168	0.1
1,380,000		MPT Operating Partnership L.P. / MPT Finance Corp., 6.375%, 02/15/22	1,425,713	0.0
2,661,000	#,L	Nordea Bank AB, 6.125%, 12/29/49	2,790,724	0.1
2,761,000		Old Republic International Corp., 3.875%, 08/26/26	2,765,205	0.1
6,016,000		Royal Bank of Scotland Group PLC, 3.875%, 09/12/23	6,143,521	0.1
600,000	#	Royal Bank of Scotland Group PLC, 6.990%, 10/29/49	682,500	0.0
850,000		Royal Bank of Scotland Group PLC, 3.498%, 05/15/23	855,983	0.0
3,315,000		Santander UK Group Holdings PLC, 3.571%, 01/10/23	3,393,599	0.1
2,427,000	#	Santander UK Group Holdings PLC, 5.625%, 09/15/45	2,749,585	0.1
4,941,000		Santander UK PLC, 2.375%, 03/16/20	4,971,614	0.1
2,180,000	#	Santander UK PLC, 5.000%, 11/07/23	2,344,411	0.1
8,050,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.750%, 03/23/27	8,134,831	0.2
4,252,000		Select Income REIT, 4.150%, 02/01/22	4,290,379	0.1
3,308,000		Senior Housing Properties Trust, 3.250%, 05/01/19	3,341,411	0.1
4,040,000		Simon Property Group L.P., 4.250%, 11/30/46	4,048,137	0.1
7,218,000	#,L	Standard Chartered PLC, 4.300%, 02/19/27	7,275,441	0.2
7,725,000		Sumitomo Mitsui Banking Corp., 2.450%, 01/16/20	7,775,112	0.2
2,707,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/21	2,697,008	0.1
325,000		Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/26	318,426	0.0
2,007,000		Toronto-Dominion Bank, 3.625%, 09/15/31	1,994,595	0.0
1,650,000		Trinity Acquisition PLC, 6.125%, 08/15/43	1,939,839	0.0
3,600,000	#	UBS AG/London, 2.200%, 06/08/20	3,605,173	0.1
4,149,000		UBS AG/Stamford CT, 7.625%, 08/17/22	4,881,299	0.1
5,165,000		Washington Real Estate Investment Trust, 3.950%, 10/15/22	5,251,462	0.1

See Accompanying Notes to Financial Statements

5

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
3,853,000		Wells Fargo & Co., 4.100%, 06/03/26	3,989,851	0.1
2,136,000		Wells Fargo & Co., 4.750%, 12/07/46	2,289,388	0.1
4,000,000		Wells Fargo & Co., 3.584%, 05/22/28	4,046,820	0.1
1,800,000		Willis North America, Inc., 3.600%, 05/15/24	1,820,362	0.0
1,813,000		XLIT Ltd., 5.500%, 03/31/45	1,944,406	0.0
			385,742,383	9.1

		Industrial: 1.1%
2,023,000		Amphenol Corp., 3.200%, 04/01/24	2,046,107	0.0
3,106,000		BNSF Funding Trust I, 6.613%, 12/15/55	3,584,697	0.1
308,000	#,L	Cemex SAB de CV, 6.125%, 05/05/25	332,640	0.0
8,263,000		FedEx Corp., 4.400%, 01/15/47	8,546,520	0.2
4,377,000		General Electric Co., 5.000%, 12/29/49	4,651,219	0.1
5,345,000		Masco Corp., 3.500%, 11/15/27	5,310,354	0.1
2,400,000		Norfolk Southern Corp., 3.150%, 06/01/27	2,396,933	0.0
3,903,000	#	Novelis Corp., 5.875%, 09/30/26	4,029,847	0.1
2,180,000	#	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	2,407,537	0.1
2,498,000		Rockwell Collins, Inc., 3.200%, 03/15/24	2,535,178	0.1
1,410,000		Rockwell Collins, Inc., 3.500%, 03/15/27	1,432,807	0.0
3,569,000	#	Siemens Financieringsmaatschappij NV, 3.300%, 09/15/46	3,233,639	0.1
3,060,000	#	Siemens Financieringsmaatschappij NV, 4.200%, 03/16/47	3,254,665	0.1
3,390,000		Textron, Inc., 3.650%, 03/15/27	3,410,350	0.1
			47,172,493	1.1

		Technology: 2.5%
5,000,000		Activision Blizzard, Inc., 3.400%, 06/15/27	4,987,080	0.1
3,342,000		Analog Devices, Inc., 3.125%, 12/05/23	3,381,940	0.1
1,427,000		Analog Devices, Inc., 3.500%, 12/05/26	1,441,066	0.0
3,618,000		Apple, Inc., 2.450%, 08/04/26	3,467,263	0.1
1,764,000		Apple, Inc., 3.000%, 02/09/24	1,791,871	0.0
7,418,000		Apple, Inc., 3.350%, 02/09/27	7,604,578	0.2
2,590,000		Apple, Inc., 4.650%, 02/23/46	2,914,522	0.1
3,620,000		Apple, Inc., 2.850%, 05/11/24	3,640,877	0.1
4,000,000		Apple, Inc., 3.000%, 06/20/27	3,985,468	0.1
2,097,000		Applied Materials, Inc., 3.900%, 10/01/25	2,236,530	0.0
3,620,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/24	3,707,590	0.1
1,395,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/25	1,454,287	0.0
2,026,000	#	Dell International LLC / EMC Corp., 4.420%, 06/15/21	2,137,547	0.0
8,467,000	#	Dell International LLC / EMC Corp., 5.450%, 06/15/23	9,198,413	0.2
3,750,000	#	Dell International LLC / EMC Corp., 6.020%, 06/15/26	4,138,099	0.1
2,690,000	#	Everett Spinco, Inc., 4.250%, 04/15/24	2,791,007	0.1
3,755,000	#	First Data Corp., 5.750%, 01/15/24	3,914,587	0.1
2,308,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/22	2,449,305	0.1
2,200,000		Intel Corp., 2.875%, 05/11/24	2,209,761	0.0
2,754,000		International Business Machines Corp., 2.875%, 11/09/22	2,806,623	0.1
2,870,000		KLA-Tencor Corp., 4.125%, 11/01/21	3,039,316	0.1
2,466,000		Microsoft Corp., 3.300%, 02/06/27	2,538,597	0.1
3,941,000		Microsoft Corp., 3.700%, 08/08/46	3,916,223	0.1
5,185,000		Microsoft Corp., 4.250%, 02/06/47	5,636,536	0.1
5,575,000		Microsoft Corp., 4.450%, 11/03/45	6,227,654	0.1
2,593,000		Oracle Corp., 3.850%, 07/15/36	2,692,716	0.1
4,284,000		Oracle Corp., 4.300%, 07/08/34	4,661,472	0.1
2,940,000		Qualcomm, Inc., 2.600%, 01/30/23	2,932,744	0.1
1,630,000		Qualcomm, Inc., 2.900%, 05/20/24	1,627,751	0.0
2,910,000		Qualcomm, Inc., 3.250%, 05/20/27	2,920,566	0.1
–		Qualcomm, Inc., 4.300%, 05/20/47	–	–
			106,451,989	2.5

		Utilities: 1.6%
1,800,000		Black Hills Corp., 4.250%, 11/30/23	1,908,162	0.0
2,190,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	2,148,760	0.0
2,507,000		Consolidated Edison Co. of New York, Inc., 2.900%, 12/01/26	2,461,014	0.1
1,913,000		Duke Energy Carolinas LLC, 2.950%, 12/01/26	1,906,496	0.0
2,934,000		Duke Energy Carolinas LLC, 3.875%, 03/15/46	3,003,785	0.1
1,831,000	#	EDP Finance BV, 3.625%, 07/15/24	1,819,446	0.0
1,200,000		Entergy Arkansas, Inc., 3.500%, 04/01/26	1,240,356	0.0

See Accompanying Notes to Financial Statements

6

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
4,050,000		Entergy Corp., 2.950%, 09/01/26	3,886,226	0.1
2,560,000		Exelon Corp., 3.400%, 04/15/26	2,556,431	0.1
3,528,000		Exelon Corp., 3.497%, 06/01/22	3,622,053	0.1
3,565,000		FirstEnergy Corp., 2.850%, 07/15/22	3,556,904	0.1
1,775,000		FirstEnergy Corp., 3.900%, 07/15/27	1,779,019	0.0
2,203,000		FirstEnergy Corp., 4.250%, 03/15/23	2,319,779	0.1
3,810,000		Great Plains Energy, Inc., 3.900%, 04/01/27	3,862,300	0.1
4,976,000	#	Jersey Central Power & Light Co., 4.300%, 01/15/26	5,223,835	0.1
2,520,000		Metropolitan Edison Co., 7.700%, 01/15/19	2,720,710	0.1
1,500,000		Mississippi Power Co., 4.250%, 03/15/42	1,330,497	0.0
2,278,000		Nevada Power Co., 7.125%, 03/15/19	2,478,911	0.1
2,630,000	#	New York State Electric & Gas Corp., 3.250%, 12/01/26	2,637,025	0.1
1,786,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	1,834,338	0.0
1,308,000		NiSource Finance Corp., 5.950%, 06/15/41	1,629,538	0.0
2,530,000		NiSource Finance Corp., 3.490%, 05/15/27	2,552,856	0.1
3,700,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/47	3,820,072	0.1
2,507,000		Virginia Electric & Power Co., 2.950%, 11/15/26	2,485,713	0.1
5,090,000		Wisconsin Public Service Corp., 1.650%, 12/04/18	5,080,838	0.1
			67,865,064	1.6

	Total Corporate Bonds/Notes (Cost $1,142,040,938)		1,168,673,653	27.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 12.3%
7,280,159		Alternative Loan Trust 2005-10CB 1A1, 1.716%, 05/25/35	5,956,056	0.1
5,884,974		Alternative Loan Trust 2005-51 3A2A, 2.022%, 11/20/35	5,566,108	0.1
2,701,228		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/35	2,550,177	0.1
3,347,867		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/35	3,246,285	0.1
807,489	^	Alternative Loan Trust 2005-J3 2A2, 3.784%, 05/25/35	76,395	0.0
2,013,765		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	1,610,186	0.0
5,129,302		Alternative Loan Trust 2006-HY11 A1, 1.336%, 06/25/36	4,371,127	0.1
3,038,494		Alternative Loan Trust 2007-23CB A3, 1.716%, 09/25/37	1,952,582	0.1
621,405	#	Angel Oak Mortgage Trust LLC 2015-1 A, 4.500%, 11/25/45	623,769	0.0
320,473		Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/37	307,116	0.0
115,602	#	BCAP LLC 2011-RR5-I Trust 12A1, 5.042%, 03/26/37	113,881	0.0
1,515,176		Bear Stearns ALT-A Trust 2005-10 22A1, 3.364%, 01/25/36	1,427,063	0.0
743,195		Bear Stearns ALT-A Trust 2005-4 23A1, 3.475%, 05/25/35	735,594	0.0
1,996,400		Bear Stearns ALT-A Trust 2006-6 31A1, 3.254%, 11/25/36	1,804,835	0.1
1,674,609		Bear Stearns ALT-A Trust 2006-6 32A1, 3.250%, 11/25/36	1,384,880	0.0
21,754		Bear Stearns ARM Trust 2005-12 13A1, 3.544%, 02/25/36	21,228	0.0
298,625		Bear Stearns ARM Trust 2005-2 A2, 3.636%, 03/25/35	302,501	0.0
1,628,108		Bear Stearns ARM Trust 2005-9 A1, 2.830%, 10/25/35	1,602,544	0.0
253,560		Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 3.421%, 01/26/36	230,177	0.0
2,176,682	#	Bellemeade Re Ltd. 2015-1A M2, 5.516%, 07/25/25	2,227,433	0.1
1,190,627		Chase Mortgage Finance Trust Series 2005-A1 1A1, 3.151%, 12/25/35	1,160,195	0.0
4,454,343		CHL Mortgage Pass-Through Trust 2004-22 A3, 3.123%, 11/25/34	4,410,067	0.1
181,093		CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 3.348%, 02/20/35	182,784	0.0
32,077		CHL Mortgage Pass-Through Trust 2005-2 2A3, 1.896%, 03/25/35	29,140	0.0
464,584		Citicorp Mortgage Securities Trust Series 2006-4 2A1, 5.500%, 08/25/36	476,148	0.0
1,460,490		Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/37	1,497,601	0.0
219,062		Citigroup Mortgage Loan Trust 2006-AR1 1A1, 3.210%, 10/25/35	219,372	0.0
2,642,828		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.667%, 09/25/37	2,417,199	0.1
149,283		Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 3.176%, 08/25/35	149,817	0.0
4,665,571		Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/35	4,733,682	0.1

See Accompanying Notes to Financial Statements

7

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
486,989		CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/37	448,831	0.0
1,429,888		Countrywide Alternative Loan Trust 2005-53T2 2A6, 1.716%, 11/25/35	948,187	0.0
303,868		DSLA Mortgage Loan Trust 2004-AR3 2A1, 2.949%, 07/19/44	305,489	0.0
1,068,724		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 1.489%, 08/19/45	899,219	0.0
1,000,000		Fannie Mae 2011-128 KB, 4.500%, 12/25/41	1,126,167	0.0
10,806,721		Fannie Mae 2011-99 CZ, 4.500%, 10/25/41	12,115,248	0.3
43,944,876	^	Fannie Mae 2016-82 SD, 4.834%, 11/25/46	7,817,767	0.2
1,900,000		Fannie Mae Connecticut Avenue Securities 2014-C01 M2, 5.616%, 01/25/24	2,175,882	0.1
3,810,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 4.116%, 07/25/24	4,028,504	0.1
10,335,000		Fannie Mae Connecticut Avenue Securities 2014-CO3 1M2, 4.216%, 07/25/24	11,027,751	0.3
1,205,000		Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 6.216%, 07/25/25	1,337,575	0.0
4,099,617		Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 5.516%, 02/25/25	4,463,632	0.1
1,155,000		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 4.766%, 07/25/29	1,221,187	0.0
3,600,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 4.866%, 09/25/29	3,824,267	0.1
188,125	^	Fannie Mae Interest Strip Series 343 22, 4.000%, 11/25/18	3,302	0.0
816,510	^	Fannie Mae Interest Strip Series 418 10, 4.000%, 08/25/43	162,061	0.0
614,646	^	Fannie Mae Interest Strip Series 418 15, 3.500%, 08/25/43	105,858	0.0
3,714		Fannie Mae REMIC Trust 1989-4 D, 10.000%, 02/25/19	3,849	0.0
20,546		Fannie Mae REMIC Trust 1994-77 FB, 2.716%, 04/25/24	20,977	0.0
616,245		Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/29	682,124	0.0
472,320		Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/31	522,826	0.0
52,869		Fannie Mae REMIC Trust 2002-21 FC, 2.116%, 04/25/32	54,076	0.0
1,262,416	^	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/33	294,486	0.0
57,381		Fannie Mae REMIC Trust 2004-10 SC, 23.736%, 02/25/34	66,680	0.0
185,552		Fannie Mae REMIC Trust 2004-11 A, 1.336%, 03/25/34	184,422	0.0
765,590		Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/36	858,617	0.0
165,494		Fannie Mae REMIC Trust 2005-57 CD, 20.565%, 01/25/35	190,465	0.0
217,786		Fannie Mae REMIC Trust 2005-74 DK, 19.136%, 07/25/35	349,159	0.0
8,267,446	^	Fannie Mae REMIC Trust 2005-92 SC, 5.464%, 10/25/35	1,523,302	0.0
718,942		Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/36	790,685	0.0
1,745,302		Fannie Mae REMIC Trust 2006-104 ES, 27.370%, 11/25/36	3,107,098	0.1
10,767,672	^	Fannie Mae REMIC Trust 2006-12 SD, 5.534%, 10/25/35	1,787,299	0.1
4,258,286	^	Fannie Mae REMIC Trust 2006-123 UI, 5.524%, 01/25/37	874,944	0.0
1,180,814	^	Fannie Mae REMIC Trust 2006-72 HS, 5.484%, 08/25/26	178,178	0.0
399,262		Fannie Mae REMIC Trust 2007-73 A1, 1.276%, 07/25/37	391,890	0.0
830,555		Fannie Mae REMIC Trust 2008-20 SP, 12.460%, 03/25/38	1,085,091	0.0
3,771,491		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/36	4,047,278	0.1
13,446,231	^	Fannie Mae REMIC Trust 2010-102 SB, 5.384%, 09/25/40	2,645,343	0.1
4,398,309	^	Fannie Mae REMIC Trust 2010-116 SE, 5.384%, 10/25/40	831,450	0.0
13,359,843	^	Fannie Mae REMIC Trust 2010-123 SL, 4.854%, 11/25/40	2,151,119	0.1
5,280,260	^	Fannie Mae REMIC Trust 2010-126 NI, 5.500%, 11/25/40	1,079,217	0.0
5,050,000		Fannie Mae REMIC Trust 2010-130 CX, 4.500%, 09/25/39	5,380,307	0.1
6,976,166	^	Fannie Mae REMIC Trust 2010-55 AS, 5.204%, 06/25/40	1,192,956	0.0
8,159,907		Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/40	9,113,247	0.2
2,273,761		Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/40	2,493,407	0.1

See Accompanying Notes to Financial Statements

8

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
14,367,650	^	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/41	1,512,612	0.0
3,393,229	^	Fannie Mae REMIC Trust 2012-10 US, 5.234%, 02/25/42	497,670	0.0
2,113,190		Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/41	2,165,419	0.1
16,534,763	^	Fannie Mae REMIC Trust 2012-113 SG, 4.884%, 10/25/42	3,227,148	0.1
12,323,672	^	Fannie Mae REMIC Trust 2012-122 SB, 4.934%, 11/25/42	2,659,955	0.1
6,309,020	^	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/32	620,827	0.0
3,314,819		Fannie Mae REMIC Trust 2012-131 BS, 3.927%, 12/25/42	2,891,413	0.1
21,010,881	^	Fannie Mae REMIC Trust 2012-137 SN, 4.884%, 12/25/42	3,934,674	0.1
9,135,227	^	Fannie Mae REMIC Trust 2012-15 SP, 5.404%, 06/25/40	1,160,428	0.0
5,858,587	^	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/42	1,147,471	0.0
383,927		Fannie Mae REMIC Trust 2013-44 ZG, 3.500%, 03/25/42	385,730	0.0
14,929,562	^	Fannie Mae REMIC Trust 2013-60 DS, 4.984%, 06/25/33	2,816,310	0.1
11,539,821	^	Fannie Mae REMIC Trust 2013-9 DS, 4.934%, 02/25/43	2,555,999	0.1
451,146	^	Fannie Mae REMIC Trust 2013-9 SA, 4.934%, 03/25/42	67,090	0.0
5,696,084	^	Fannie Mae REMIC Trust 2014-81 JI, 4.000%, 09/25/41	657,151	0.0
39,576,016	^	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/45	9,014,696	0.2
387,162		First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 3.036%, 03/25/35	324,402	0.0
15,773,053	^	First Horizon Alternative Mortgage Securities Trust 2005-FA10 1A2 1A2, 3.484%, 01/25/36	1,847,927	0.1
582,428		First Horizon Alternative Mortgage Securities Trust 2006-FA4 1A1, 6.000%, 08/25/36	493,280	0.0
2,209,450		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A5, 1.516%, 12/25/36	1,331,217	0.0
2,209,449	^	First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 5.484%, 12/25/36	600,019	0.0
828,095		First Horizon Asset Securities, Inc. 2005-AR6 4A1, 3.008%, 02/25/36	781,979	0.0
73,037		First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 3.142%, 08/25/35	63,460	0.0
8,484,859	^	Freddie Mac 2815 GS, 4.841%, 03/15/34	1,347,242	0.0
666,647		Freddie Mac Reference Series R006 ZA, 6.000%, 04/15/36	759,559	0.0
13,796		Freddie Mac REMIC Trust 1125 Z, 8.250%, 08/15/21	15,067	0.0
412,791		Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/29	469,140	0.0
404,203		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/29	461,836	0.0
17,296		Freddie Mac REMIC Trust 2411 FJ, 1.509%, 12/15/29	17,302	0.0
255,366		Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/32	289,241	0.0
549,022		Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/32	624,613	0.0
818,498		Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/22	870,776	0.0
515,204		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/32	574,589	0.0
251		Freddie Mac REMIC Trust 2559 PB, 5.500%, 08/15/30	257	0.0
637,753		Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/33	701,312	0.0
614,006	^	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/33	146,035	0.0
714,552		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/34	797,652	0.0
1,584,605		Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/34	1,717,828	0.0
1,481,290		Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/35	1,620,196	0.0
1,600,453		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/35	1,752,520	0.0
9,208,197	^	Freddie Mac REMIC Trust 3045 DI, 5.571%, 10/15/35	1,684,564	0.0
150,146		Freddie Mac REMIC Trust 3049 NA, 5.000%, 02/15/35	153,968	0.0
5,811,153	^	Freddie Mac REMIC Trust 3064 SP, 5.441%, 03/15/35	627,981	0.0
662,931		Freddie Mac REMIC Trust 3065 DC, 16.383%, 03/15/35	991,091	0.0
1,721,521	^	Freddie Mac REMIC Trust 3102 IS, 20.317%, 01/15/36	887,133	0.0

See Accompanying Notes to Financial Statements

9

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,415,647		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/36	6,051,191	0.2
2,909,099	^	Freddie Mac REMIC Trust 3170 SA, 5.441%, 09/15/33	518,315	0.0
2,184,685	^	Freddie Mac REMIC Trust 3171 PS, 5.326%, 06/15/36	332,081	0.0
2,575,076		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/37	2,876,920	0.1
629,337	^	Freddie Mac REMIC Trust 3524 LA, 5.275%, 03/15/33	686,645	0.0
274,414		Freddie Mac REMIC Trust 3556 NT, 4.259%, 03/15/38	282,363	0.0
10,532,011	^	Freddie Mac REMIC Trust 3589 SB, 5.041%, 10/15/39	1,800,330	0.1
2,058,490	^	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/40	363,895	0.0
11,233,648		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/34	12,523,525	0.3
4,067,702		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/36	4,542,337	0.1
406,849	^	Freddie Mac REMIC Trust 3668 EI, 5.500%, 12/15/18	6,300	0.0
2,009,904	^	Freddie Mac REMIC Trust 3710 SL, 4.841%, 05/15/36	126,814	0.0
2,156,816		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/37	2,400,274	0.1
3,297,545	^	Freddie Mac REMIC Trust 3752 WS, 5.441%, 12/15/39	282,659	0.0
2,612,951		Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/37	2,848,954	0.1
5,000,000	^	Freddie Mac REMIC Trust 3820 BI, 4.000%, 11/15/38	850,283	0.0
2,566,983		Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/41	2,739,717	0.1
9,201,910	^	Freddie Mac REMIC Trust 3856 KS, 5.391%, 05/15/41	1,713,671	0.0
1,523,000		Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/41	1,652,189	0.0
3,776,339	^	Freddie Mac REMIC Trust 3925 SD, 4.891%, 07/15/40	494,304	0.0
18,335,088	^	Freddie Mac REMIC Trust 3925 SL, 4.891%, 01/15/41	2,315,500	0.1
8,434,640	^	Freddie Mac REMIC Trust 3936 GS, 5.541%, 11/15/25	779,418	0.0
20,734,715	^	Freddie Mac REMIC Trust 3951 SN, 5.391%, 11/15/41	4,433,348	0.1
9,483,870	^	Freddie Mac REMIC Trust 3984 NS, 5.441%, 01/15/40	1,022,372	0.0
1,738,679		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/42	1,875,487	0.1
3,249,018		Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/42	3,774,615	0.1
3,880,378	^	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/40	476,153	0.0
8,796,984	^	Freddie Mac REMIC Trust 4094 YS, 5.541%, 04/15/40	1,212,700	0.0
15,704,780	^	Freddie Mac REMIC Trust 4102 MS, 5.441%, 09/15/42	3,401,487	0.1
1,417,246	^	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/43	252,000	0.0
5,828,053		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/33	5,930,663	0.1
24,192,105		Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/41	27,455,319	0.7
15,535,295	^	Freddie Mac REMIC Trust 4313 SD, 4.991%, 03/15/44	2,528,843	0.1
23,630,248	^	Freddie Mac REMIC Trust 4313 SE, 4.991%, 03/15/44	3,934,214	0.1
4,925,024	^	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/42	716,154	0.0
2,587,130	^	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/43	490,618	0.0
6,575,281		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/44	7,296,870	0.2
10,706,815	^	Freddie Mac REMIC Trust 4346 ST, 5.041%, 07/15/39	1,438,345	0.0
10,160,137		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/44	11,250,801	0.3
8,375,830	^	Freddie Mac REMIC Trust 4386 LS, 4.941%, 09/15/44	1,572,957	0.0
7,495,811		Freddie Mac Series 4348 ZX, 4.250%, 06/15/44	8,068,350	0.2
15,520,902	^	Freddie Mac Strips Series 311 S1, 4.791%, 08/15/43	3,242,611	0.1
1,470,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2013-DN2 M2, 5.466%, 11/25/23	1,642,012	0.0
1,700,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ1 M3, 5.316%, 08/25/24	1,865,199	0.1
3,760,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.966%, 10/25/24	4,176,471	0.1
2,800,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.916%, 04/25/28	3,226,138	0.1
16,890,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 6.016%, 05/25/28	19,540,055	0.5

See Accompanying Notes to Financial Statements

10

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,350,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.766%, 07/25/28	3,956,641	0.1
3,404,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3, 5.016%, 03/25/29	3,690,921	0.1
2,500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 4.666%, 10/25/29	2,643,776	0.1
1,137,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 4.766%, 08/25/29	1,203,386	0.0
2,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 3.809%, 12/25/29	2,006,166	0.1
362,647		Freddie Mac Structured Pass Through Certificates T-54 2A, 6.500%, 02/25/43	427,577	0.0
690,882		Freddie Mac Structured Pass Through Certificates T-62 1A1, 1.892%, 10/25/44	700,955	0.0
106,550		Freddie Mac-Ginnie Mae Series 27 FC, 2.875%, 03/25/24	108,665	0.0
106,278		Ginnie Mae Series 2002-21 FV, 1.572%, 03/16/32	106,841	0.0
1,667,803	^	Ginnie Mae Series 2005-7 AH, 5.598%, 02/16/35	280,704	0.0
1,219,409	^	Ginnie Mae Series 2006-17 WI, 5.788%, 04/20/36	41,593	0.0
254,152		Ginnie Mae Series 2007-37 S, 21.004%, 04/16/37	306,891	0.0
652,272		Ginnie Mae Series 2007-8 SP, 18.118%, 03/20/37	959,283	0.0
2,671,138	^	Ginnie Mae Series 2008-35 SN, 5.188%, 04/20/38	405,668	0.0
2,220,561	^	Ginnie Mae Series 2008-40 PS, 5.328%, 05/16/38	384,116	0.0
16,514,952	^	Ginnie Mae Series 2009-106 SU, 4.988%, 05/20/37	2,761,354	0.1
5,567,066	^	Ginnie Mae Series 2009-25 KS, 4.988%, 04/20/39	864,886	0.0
2,881,683		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/39	3,131,436	0.1
3,596,226		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/39	3,942,613	0.1
2,574,909	^	Ginnie Mae Series 2009-33 SN, 5.088%, 05/20/39	183,046	0.0
10,249,437		Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/39	12,624,638	0.3
2,268,967	^	Ginnie Mae Series 2009-43 HS, 4.988%, 06/20/38	159,527	0.0
4,746,666	^	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/40	696,442	0.0
3,924,424	^	Ginnie Mae Series 2010-116 NS, 5.478%, 09/16/40	653,532	0.0
9,879,213	^	Ginnie Mae Series 2010-116 SK, 5.408%, 08/20/40	1,917,754	0.1
19,628,304	^	Ginnie Mae Series 2010-149 HS, 4.928%, 05/16/40	2,347,066	0.1
6,565,363	^	Ginnie Mae Series 2010-4 SP, 5.328%, 01/16/39	916,075	0.0
6,062,981		Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/40	6,605,585	0.2
4,286,747	^	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/39	572,587	0.0
4,271,780	^	Ginnie Mae Series 2010-68 MS, 4.638%, 06/20/40	655,964	0.0
7,747,879	^	Ginnie Mae Series 2010-9 JI, 5.000%, 01/20/40	1,837,622	0.1
1,206,734	^	Ginnie Mae Series 2010-94 PI, 4.500%, 12/20/37	20,794	0.0
6,854,351	^	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/26	721,573	0.0
2,004,809	^	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/40	267,303	0.0
120,513		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/32	134,616	0.0
8,343,196	^	Ginnie Mae Series 2011-80 KS, 5.458%, 06/20/41	1,555,320	0.0
2,226,253	^	Ginnie Mae Series 2012-40 NI, 4.500%, 05/20/40	267,147	0.0
311,482		Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/41	322,586	0.0
21,954,136	^	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/43	4,484,023	0.1
17,890,742	^	Ginnie Mae Series 2013-184 JI, 5.500%, 12/16/43	3,780,849	0.1
15,544,939	^	Ginnie Mae Series 2014-3 SU, 4.838%, 07/20/39	2,397,658	0.1
1,229,525		Ginnie Mae Series 2014-43 Z, 4.000%, 03/20/44	1,364,728	0.0
19,079,135	^	Ginnie Mae Series 2014-55 MS, 5.028%, 04/16/44	3,066,683	0.1
23,496,770	^	Ginnie Mae Series 2014-56 SP, 5.028%, 12/16/39	3,316,804	0.1
15,986,243	^	Ginnie Mae Series 2014-58 CS, 4.428%, 04/16/44	2,445,524	0.1
20,142,149	^	Ginnie Mae Series 2014-79 BI, 6.000%, 05/16/44	5,167,341	0.1
7,804,485	^	Ginnie Mae Series 2014-99 S, 4.388%, 06/20/44	1,413,056	0.0
255,277		GMACM Mortgage Loan Trust 2005-AR6 3A1, 3.481%, 11/19/35	244,424	0.0
3,554		GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/32	3,631	0.0
106,315		HarborView Mortgage Loan Trust 2005-2 2A1A, 1.649%, 05/19/35	99,828	0.0
494,857		HomeBanc Mortgage Trust 2004-1 2A, 2.076%, 08/25/29	464,829	0.0
4,358,520		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 1.426%, 04/25/46	3,863,449	0.1
3,739,898		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 1.426%, 02/25/46	3,231,681	0.1
23,758		JP Morgan Mortgage Trust 2005-A1 6T1, 3.505%, 02/25/35	23,583	0.0
251,910		JP Morgan Mortgage Trust 2007-A1 5A5, 3.406%, 07/25/35	253,279	0.0
10,713,569	^	Lehman Mortgage Trust 2006-9, 5.404%, 01/25/37	2,240,329	0.1
3,362,385		Lehman XS Trust Series 2005-5N 1A2, 1.576%, 11/25/35	2,702,156	0.1

See Accompanying Notes to Financial Statements

11

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
113,923		Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 3.154%, 05/25/33	114,024	0.0
31,962		Merrill Lynch Mortgage Investors Trust Series 2005-2 3A, 2.051%, 10/25/35	30,653	0.0
1,624,743		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 1.596%, 08/25/35	1,586,214	0.0
54,033		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 4A, 1.466%, 11/25/35	51,653	0.0
53,957		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 1.466%, 11/25/35	50,481	0.0
2,056,789		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/37	1,756,899	0.1
2,000,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 2.416%, 09/25/35	1,790,483	0.1
28,828	#	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 6.808%, 02/19/30	28,379	0.0
1,376,074		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/37	1,302,693	0.0
773,996		Provident Funding Mortgage Loan Trust 2005-2 3A, 3.596%, 10/25/35	773,582	0.0
1,888,077	#	RBSSP Resecuritization Trust 2011-3 2A1, 1.274%, 02/26/37	1,806,866	0.1
2,916		RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/32	3,010	0.0
98,316		Sequoia Mortgage Trust 2003-4 2A1, 1.562%, 07/20/33	93,263	0.0
96,838		Sequoia Mortgage Trust 2005-4 2A1, 3.075%, 04/20/35	100,794	0.0
87,293		Structured Adjustable Rate Mortgage Loan Trust 2005-17 3A1, 3.336%, 08/25/35	86,954	0.0
2,177,811		Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 3.347%, 04/25/35	2,087,270	0.1
421,704		Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 1.459%, 07/19/35	413,592	0.0
176,443		Structured Asset Mortgage Investments II Trust 2005-AR5 A3, 1.459%, 07/19/35	172,512	0.0
414,956		Structured Asset Securities Corp. Trust 2005-17 4A2, 5.500%, 10/25/35	423,449	0.0
695,706		Thornburg Mortgage Securities Trust 2006-5 A1, 2.948%, 10/25/46	661,755	0.0
13,023		WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 1.895%, 02/27/34	12,880	0.0
43,390		WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 2.176%, 08/25/42	42,010	0.0
61,766		WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 1.856%, 01/25/45	61,451	0.0
1,437,577		WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.313%, 10/25/36	1,324,226	0.0
449,196		WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 2.145%, 07/25/46	429,803	0.0
97,960,991	^	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.136%, 08/25/45	3,503,026	0.1
1,227,076		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.937%, 10/25/36	1,185,668	0.0
2,223,957		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 2.812%, 12/25/36	1,950,438	0.1
4,632,868		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.887%, 08/25/46	4,269,258	0.1
5,507,083		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.763%, 04/25/37	4,877,845	0.1
3,343,648		WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 2.845%, 07/25/37	2,783,057	0.1
4,166,027		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/36	3,721,031	0.1
399,756		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/35	379,260	0.0
5,858,732		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.692%, 08/25/46	4,311,659	0.1
3,171,908		Wells Fargo Alternative Loan 2007-PA2 2A1, 1.646%, 06/25/37	2,520,358	0.1
134,103		Wells Fargo Mortgage Backed Securities 2004-EE Trust 2A1, 3.237%, 12/25/34	135,971	0.0

See Accompanying Notes to Financial Statements

12

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
448,201		Wells Fargo Mortgage Backed Securities 2005-AR7 Trust 1A1, 3.341%, 05/25/35	450,005	0.0
127,131		Wells Fargo Mortgage Backed Securities 2005-AR9 Trust 2A1, 3.132%, 10/25/33	128,614	0.0
2,106,873		Wells Fargo Mortgage Backed Securities 2006-AR2 Trust 2A5, 3.107%, 03/25/36	2,071,502	0.1
1,043,418		Wells Fargo Mortgage Backed Securities 2006-AR4 Trust 2A4, 3.360%, 04/25/36	959,750	0.0
96,604		Wells Fargo Mortgage Backed Securities Trust 2004-CC A1, 3.099%, 01/25/35	98,646	0.0

	Total Collateralized Mortgage Obligations (Cost $499,712,484)		519,073,095	12.3

MUNICIPAL BONDS: 0.0%
		California: 0.0%
500,000		California State University, 6.434%, 11/01/30	642,895	0.0
200,000		Los Angeles County Public Works Financing Authority, 7.488%, 08/01/33	273,180	0.0
300,000		Los Angeles County Public Works Financing Authority, 7.618%, 08/01/40	446,445	0.0
100,000		State of California, 7.700%, 11/01/30	116,737	0.0
200,000		Regents of the University of California Medical Center Pooled Revenue, 6.398%, 05/15/31	253,012	0.0
300,000		Regents of the University of California Medical Center Pooled Revenue, 6.548%, 05/15/48	407,160	0.0

	Total Municipal Bonds (Cost $1,609,812)		2,139,429	0.0

FOREIGN GOVERNMENT BONDS: 0.2%
1,100,000		Argentine Republic Government International Bond, 6.875%, 04/22/21	1,181,400	0.1
5,365,000		Ukraine Government AID Bonds, 1.847%, 05/29/20	5,391,873	0.1

	Total Foreign Government Bonds (Cost $6,465,000)		6,573,273	0.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 24.6%
		Federal Home Loan Mortgage Corporation: 8.1%##
2,126,874		2.500%, due 05/01/30	2,143,415	0.1
1,735,367		2.500%, due 05/01/30	1,749,360	0.0
2,793,794		2.500%, due 06/01/30	2,815,311	0.1
150,047		2.662%, due 09/01/35	157,321	0.0
56,280		2.764%, due 11/01/35	59,425	0.0
23,445		2.847%, due 11/01/31	24,615	0.0
7,927		2.924%, due 06/01/24	8,290	0.0
6,660,000	W	3.000%, due 08/01/29	6,831,963	0.2
23,100,000	W,Z	3.000%, due 08/01/44	23,015,180	0.5
7,955,304		3.000%, due 03/01/45	7,968,604	0.2
7,355,538		3.000%, due 03/01/45	7,381,067	0.2
6,255,122		3.000%, due 04/01/45	6,276,833	0.2
6,355,236		3.000%, due 04/01/45	6,365,861	0.2
6,507		3.010%, due 04/01/32	6,818	0.0
5,086		3.125%, due 03/01/36	5,368	0.0
269,485		3.147%, due 01/01/29	280,224	0.0
2,611,052		3.500%, due 08/01/42	2,695,040	0.1
16,544,594		3.500%, due 01/01/45	17,015,164	0.4
6,880,387		3.500%, due 03/01/45	7,101,260	0.2
1,282,902		3.500%, due 04/01/45	1,322,552	0.0
2,223,094		3.500%, due 05/01/45	2,294,107	0.1
633,849		3.500%, due 05/01/45	652,898	0.0
1,106,377		3.500%, due 06/01/45	1,141,891	0.0
1,546,962		3.500%, due 07/01/45	1,596,379	0.0
1,908,491		3.500%, due 07/01/45	1,969,452	0.1
1,604,158		3.500%, due 08/01/45	1,655,401	0.0
113,863,000	W	3.500%, due 08/01/45	116,768,797	2.8
1,407,257		3.500%, due 08/01/45	1,452,432	0.0
1,882,922		3.500%, due 08/01/45	1,942,997	0.1
3,014,968		3.500%, due 08/01/45	3,111,278	0.1
1,374,111		3.500%, due 08/01/45	1,418,224	0.0
2,233,736		3.500%, due 09/01/45	2,305,089	0.1
1,104,245		3.500%, due 09/01/45	1,139,518	0.0
3,936,982		3.500%, due 09/01/45	4,062,594	0.1
2,356,835		3.500%, due 11/01/45	2,432,126	0.1
1,117,069		3.537%, due 06/01/35	1,181,789	0.0
46,010		3.601%, due 03/01/35	47,761	0.0
3,053,957		4.000%, due 10/01/41	3,226,412	0.1
175,172		4.000%, due 11/01/41	184,451	0.0
781,009		4.000%, due 11/01/41	824,918	0.0
3,909,907		4.000%, due 12/01/41	4,130,671	0.1
47,439,000	W	4.000%, due 08/01/44	49,800,383	1.2
823,542		4.000%, due 07/01/45	867,170	0.0
381,455		4.000%, due 09/01/45	401,663	0.0
6,504,717		4.000%, due 09/01/45	6,849,313	0.2
9,891,768		4.000%, due 09/01/45	10,415,798	0.3
5,278,230		4.000%, due 09/01/45	5,557,852	0.1
–		4.000%, due 11/01/45	–	–
17,009		4.500%, due 06/01/39	18,285	0.0
177,929		4.500%, due 10/01/39	191,413	0.0
47,616		4.500%, due 09/01/40	51,224	0.0
154,464		4.500%, due 03/01/41	166,130	0.0
1,355,379		4.500%, due 08/01/41	1,458,177	0.0
1,472,590		4.500%, due 08/01/41	1,584,058	0.0
2,057,102		4.500%, due 09/01/41	2,212,522	0.1
1,043,497		4.500%, due 09/01/41	1,121,877	0.0
470,957		4.500%, due 09/01/41	506,583	0.0
499,331		4.500%, due 09/01/41	536,881	0.0
58,409		5.000%, due 05/01/28	63,436	0.0
226,537		5.000%, due 05/01/35	247,709	0.0
682,283		5.000%, due 01/01/41	743,159	0.0
850,711		5.000%, due 04/01/41	935,561	0.0
56,199		5.500%, due 09/01/19	57,463	0.0
17,122		5.500%, due 11/01/21	18,875	0.0
61,885		5.500%, due 03/01/23	68,218	0.0
20,431		5.500%, due 05/01/23	22,522	0.0
21,697		5.500%, due 03/01/34	24,324	0.0
9,204		5.500%, due 05/01/36	10,203	0.0
150,554		5.500%, due 06/01/36	168,651	0.0
16,680		5.500%, due 12/01/36	18,649	0.0
87,536		5.500%, due 03/01/37	97,539	0.0
29,580		5.500%, due 04/01/37	32,955	0.0
134,945		5.500%, due 05/01/37	150,741	0.0

See Accompanying Notes to Financial Statements

13

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
244,562		5.500%, due 07/01/37	274,358	0.0
48,045		5.500%, due 09/01/37	53,323	0.0
21,626		5.500%, due 09/01/37	24,218	0.0
19,863		5.500%, due 10/01/37	22,132	0.0
87,345		5.500%, due 11/01/37	97,325	0.0
69,023		5.500%, due 12/01/37	76,850	0.0
239,526		5.500%, due 12/01/37	268,317	0.0
17,685		5.500%, due 01/01/38	19,708	0.0
19,134		5.500%, due 01/01/38	21,586	0.0
237,831		5.500%, due 02/01/38	263,923	0.0
178,728		5.500%, due 02/01/38	199,103	0.0
122,873		5.500%, due 03/01/38	135,463	0.0
209,030		5.500%, due 04/01/38	232,839	0.0
129,754		5.500%, due 05/01/38	143,767	0.0
19,522		5.500%, due 05/01/38	21,675	0.0
398,138		5.500%, due 06/01/38	443,674	0.0
124,739		5.500%, due 06/01/38	138,936	0.0
436,907		5.500%, due 07/01/38	486,619	0.0
80,512		5.500%, due 08/01/38	89,601	0.0
19,136		5.500%, due 08/01/38	21,256	0.0
97,811		5.500%, due 09/01/38	108,879	0.0
85,498		5.500%, due 10/01/38	95,279	0.0
92,097		5.500%, due 10/01/38	102,613	0.0
223,274		5.500%, due 11/01/38	247,642	0.0
10,454		5.500%, due 11/01/38	11,603	0.0
22,990		5.500%, due 12/01/38	25,659	0.0
33,075		5.500%, due 12/01/38	37,103	0.0
73,564		5.500%, due 01/01/39	82,028	0.0
173,374		5.500%, due 03/01/39	192,307	0.0
60,760		5.500%, due 07/01/39	67,641	0.0
41,563		5.500%, due 12/01/39	46,293	0.0
248,786		5.500%, due 03/01/40	277,349	0.0
89,536		5.500%, due 08/01/40	99,622	0.0
181,954		5.500%, due 08/01/40	202,595	0.0
147,793		5.500%, due 08/01/40	163,043	0.0
85,010		6.000%, due 01/01/22	95,582	0.0
92,177		6.000%, due 03/01/22	103,641	0.0
279,490		6.000%, due 10/01/22	314,250	0.0
64,820		6.000%, due 03/01/23	72,881	0.0
934,677		6.000%, due 09/01/27	1,050,920	0.0
18,228		6.000%, due 02/01/29	20,495	0.0
15,565		6.000%, due 05/01/35	17,677	0.0
669,467		6.000%, due 03/01/37	766,539	0.0
7,882		6.000%, due 05/01/37	8,928	0.0
86,486		6.000%, due 07/01/37	98,039	0.0
92,307		6.000%, due 08/01/37	104,487	0.0
41,418		6.000%, due 08/01/37	46,890	0.0
647,669		6.000%, due 09/01/37	732,333	0.0
1,156		6.000%, due 10/01/37	1,308	0.0
28,152		6.000%, due 11/01/37	31,959	0.0
4,764		6.000%, due 12/01/37	5,356	0.0
19,400		6.000%, due 12/01/37	21,978	0.0
632,131		6.000%, due 01/01/38	711,734	0.0
2,923		6.000%, due 04/01/38	3,294	0.0
17,922		6.000%, due 06/01/38	20,628	0.0
2,237		6.000%, due 07/01/38	2,518	0.0
56,991		6.000%, due 08/01/38	65,081	0.0
88,999		6.000%, due 11/01/38	101,112	0.0
25,483		6.000%, due 05/01/39	28,662	0.0
32,982		6.000%, due 08/01/39	37,100	0.0
3,701		6.000%, due 09/01/39	4,161	0.0
3,005		6.500%, due 07/01/19	3,022	0.0
1,659,770		6.500%, due 09/01/34	1,867,679	0.1
			342,294,773	8.1

		Federal National Mortgage Association: 13.3%##
58,153		1.932%, due 08/01/42	59,049	0.0
100,279		1.932%, due 08/01/42	101,888	0.0
97,340		1.932%, due 10/01/44	98,892	0.0
50,761		1.932%, due 10/01/44	51,592	0.0
291,568		2.417%, due 02/01/33	304,118	0.0
534,077		2.477%, due 08/01/35	556,090	0.0
3,533,388		2.500%, due 05/01/30	3,565,451	0.1
5,299,967		2.500%, due 06/01/30	5,348,115	0.1
7,852,389		2.500%, due 06/01/30	7,923,719	0.2
3,262,930		2.500%, due 07/01/30	3,292,583	0.1
43,872		2.694%, due 08/01/35	46,643	0.0
466,319		2.713%, due 10/01/35	492,080	0.0
150,442		2.719%, due 09/01/35	155,400	0.0
266,686		2.737%, due 07/01/35	282,251	0.0
3,577		2.862%, due 09/01/31	3,732	0.0
437,864		2.929%, due 10/01/35	461,036	0.0
40,010		2.992%, due 04/01/32	41,194	0.0
7,051,434		3.000%, due 08/01/30	7,248,021	0.2
4,298,637		3.000%, due 09/01/30	4,421,064	0.1
18,459,097		3.000%, due 07/01/43	18,539,329	0.5
1,941,905		3.000%, due 08/01/43	1,956,329	0.1
4,529,559		3.000%, due 09/01/43	4,550,136	0.1
24,956,000	W	3.000%, due 08/01/44	24,885,706	0.6
14,165,641		3.000%, due 04/01/45	14,204,872	0.4
8,829,794		3.000%, due 08/01/46	8,852,738	0.2
9,326		3.050%, due 05/01/36	9,675	0.0
419,075		3.157%, due 10/01/35	443,514	0.0
487,894		3.181%, due 09/01/34	517,651	0.0
246,476		3.210%, due 02/01/34	259,510	0.0
166,265		3.230%, due 04/01/35	175,170	0.0
103,626		3.395%, due 02/01/35	108,905	0.0
1,767,538		3.500%, due 12/01/41	1,824,393	0.1
504,794		3.500%, due 08/01/42	520,853	0.0
1,321,517		3.500%, due 08/01/42	1,364,102	0.1
1,177,680		3.500%, due 10/01/42	1,214,713	0.1
2,094,616		3.500%, due 10/01/42	2,160,317	0.1
626,617		3.500%, due 03/01/43	646,225	0.0
5,784,472		3.500%, due 01/01/46	5,976,504	0.2
8,237,341		3.500%, due 02/01/46	8,510,975	0.2
5,747,351		3.500%, due 08/01/46	5,938,384	0.2
206,360,000	W	3.500%, due 08/01/46	211,605,834	5.0
3,279		4.000%, due 07/01/18	3,396	0.0
1,553		4.000%, due 07/01/18	1,609	0.0
21,728		4.000%, due 08/01/18	22,503	0.0
160,775		4.000%, due 09/01/18	166,514	0.0
95,787		4.000%, due 10/01/18	99,206	0.0
24,603		4.000%, due 12/01/18	25,481	0.0
179,644		4.000%, due 05/01/19	186,057	0.0
990		4.000%, due 06/01/19	1,026	0.0
40,745		4.000%, due 08/01/19	42,200	0.0
96,302		4.000%, due 05/01/20	99,740	0.0
58,180		4.000%, due 07/01/21	60,702	0.0
28,702		4.000%, due 03/01/24	29,815	0.0
51,062		4.000%, due 03/01/24	52,885	0.0
28,190		4.000%, due 04/01/24	29,532	0.0
35,655		4.000%, due 04/01/24	36,928	0.0
61,586		4.000%, due 04/01/24	63,785	0.0
298,824		4.000%, due 04/01/24	313,393	0.0
37,888		4.000%, due 04/01/24	39,718	0.0
32,693		4.000%, due 04/01/24	33,860	0.0
271,038		4.000%, due 05/01/24	284,254	0.0
166,235		4.000%, due 05/01/24	172,545	0.0
41,173		4.000%, due 05/01/24	43,191	0.0
32,385		4.000%, due 05/01/24	33,956	0.0
290,321		4.000%, due 05/01/24	304,129	0.0
270,165		4.000%, due 05/01/24	283,337	0.0
60,165		4.000%, due 05/01/24	62,512	0.0
36,290		4.000%, due 05/01/24	37,662	0.0
27,689		4.000%, due 05/01/24	28,997	0.0
266,700		4.000%, due 06/01/24	279,853	0.0
1,192,322		4.000%, due 06/01/24	1,250,967	0.1
317,112		4.000%, due 06/01/24	330,778	0.0

See Accompanying Notes to Financial Statements

14

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
27,455		4.000%, due 07/01/24	28,571	0.0
15,844		4.000%, due 08/01/24	16,622	0.0
24,644		4.000%, due 09/01/24	25,837	0.0
105,478		4.000%, due 10/01/24	110,357	0.0
514,074		4.000%, due 12/01/24	540,251	0.0
20,504		4.000%, due 01/01/25	21,510	0.0
9,035		4.000%, due 02/01/25	9,479	0.0
11,004		4.000%, due 04/01/25	11,583	0.0
6,654		4.000%, due 05/01/25	6,964	0.0
8,112		4.000%, due 06/01/25	8,542	0.0
111,832		4.000%, due 06/01/25	116,826	0.0
34,320		4.000%, due 07/01/25	36,135	0.0
4,349		4.000%, due 08/01/25	4,537	0.0
3,738		4.000%, due 08/01/25	3,936	0.0
3,357		4.000%, due 09/01/25	3,535	0.0
361,244		4.000%, due 10/01/25	380,395	0.0
14,752		4.000%, due 10/01/25	15,289	0.0
98,435		4.000%, due 11/01/25	103,700	0.0
20,416		4.000%, due 11/01/25	21,301	0.0
169,051		4.000%, due 01/01/26	176,929	0.0
4,513		4.000%, due 01/01/26	4,739	0.0
168,769		4.000%, due 01/01/26	177,527	0.0
1,017		4.000%, due 01/01/26	1,072	0.0
93,308		4.000%, due 01/01/26	98,232	0.0
22,249		4.000%, due 02/01/26	23,429	0.0
10,974		4.000%, due 02/01/26	11,518	0.0
6,304		4.000%, due 02/01/26	6,639	0.0
29,437		4.000%, due 03/01/26	30,488	0.0
19,316		4.000%, due 04/01/26	20,337	0.0
8,934		4.000%, due 04/01/26	9,255	0.0
5,943		4.000%, due 04/01/26	6,259	0.0
940,441		4.000%, due 04/01/26	990,666	0.0
16,282		4.000%, due 04/01/26	17,147	0.0
47,405		4.000%, due 04/01/26	49,920	0.0
39,530		4.000%, due 05/01/26	41,636	0.0
17,629		4.000%, due 05/01/26	18,342	0.0
40,373		4.000%, due 06/01/26	42,448	0.0
30,532		4.000%, due 06/01/26	31,622	0.0
26,097		4.000%, due 06/01/26	27,476	0.0
20,247		4.000%, due 06/01/26	21,192	0.0
77,357		4.000%, due 06/01/26	80,866	0.0
149,026		4.000%, due 06/01/26	156,009	0.0
82,160		4.000%, due 07/01/26	85,748	0.0
31,426		4.000%, due 07/01/26	33,086	0.0
134,087		4.000%, due 08/01/26	141,177	0.0
188,121		4.000%, due 09/01/26	196,067	0.0
10,205		4.000%, due 05/01/29	10,805	0.0
71,643		4.000%, due 11/01/30	76,001	0.0
37,991		4.000%, due 02/01/31	40,305	0.0
19,035		4.000%, due 10/01/31	20,149	0.0
14,344,082		4.000%, due 12/01/39	15,154,029	0.4
569,316		4.000%, due 07/01/42	600,911	0.0
2,039,141		4.000%, due 07/01/42	2,152,714	0.1
5,914,523		4.000%, due 07/01/42	6,241,018	0.2
789,149		4.000%, due 08/01/42	832,740	0.0
377,602		4.000%, due 08/01/42	397,307	0.0
1,609,873		4.000%, due 08/01/42	1,698,803	0.1
5,470,428		4.000%, due 08/01/43	5,806,882	0.2
8,008,998		4.000%, due 09/01/43	8,505,086	0.2
376,823		4.000%, due 10/01/43	396,831	0.0
813,270		4.000%, due 10/01/43	856,326	0.0
10,523,845		4.000%, due 01/01/45	11,247,098	0.3
1,626,081		4.000%, due 06/01/45	1,718,622	0.1
7,074,056		4.000%, due 07/01/45	7,490,843	0.2
1,812,338		4.000%, due 07/01/45	1,925,465	0.1
7,147,000	W	4.000%, due 08/01/45	7,501,139	0.2
133,326		4.299%, due 12/01/36	141,280	0.0
4,950		4.500%, due 07/01/18	5,071	0.0
13,624		4.500%, due 10/01/18	13,957	0.0
1,959		4.500%, due 03/01/19	2,007	0.0
8,346		4.500%, due 01/01/20	8,551	0.0
53,790		4.500%, due 02/01/20	55,192	0.0
8,892		4.500%, due 08/01/20	9,138	0.0
15,361		4.500%, due 09/01/20	15,821	0.0
33,431		4.500%, due 11/01/22	34,371	0.0
1,164		4.500%, due 03/01/23	1,228	0.0
3,241		4.500%, due 04/01/23	3,418	0.0
29,397		4.500%, due 05/01/23	30,951	0.0
363,198		4.500%, due 05/01/23	381,405	0.0
20,876		4.500%, due 05/01/23	21,959	0.0
1,303		4.500%, due 06/01/23	1,375	0.0
112,721		4.500%, due 07/01/23	118,819	0.0
8,412		4.500%, due 03/01/24	8,711	0.0
214,636		4.500%, due 04/01/24	226,470	0.0
44,472		4.500%, due 04/01/24	46,938	0.0
13,132		4.500%, due 05/01/24	13,794	0.0
92,400		4.500%, due 05/01/24	97,505	0.0
45,729		4.500%, due 06/01/24	48,259	0.0
62,811		4.500%, due 08/01/24	66,178	0.0
6,280		4.500%, due 09/01/24	6,623	0.0
274,806		4.500%, due 11/01/24	288,764	0.0
65,215		4.500%, due 01/01/25	68,920	0.0
70,120		4.500%, due 02/01/25	71,839	0.0
35,836		4.500%, due 03/01/25	37,770	0.0
16,772		4.500%, due 04/01/25	17,376	0.0
17,802		4.500%, due 04/01/25	18,239	0.0
9,729		4.500%, due 04/01/25	10,252	0.0
62,446		4.500%, due 05/01/25	65,624	0.0
4,237		4.500%, due 06/01/25	4,477	0.0
6,126		4.500%, due 06/01/25	6,366	0.0
479,425		4.500%, due 07/01/25	505,994	0.0
22,629		4.500%, due 07/01/25	23,817	0.0
83,041		4.500%, due 10/01/25	89,219	0.0
99,915		4.500%, due 01/01/26	105,391	0.0
164,168		4.500%, due 03/01/26	168,408	0.0
36,780		4.500%, due 05/01/26	37,682	0.0
44,340		4.500%, due 06/01/26	46,283	0.0
78,777		4.500%, due 07/01/26	83,307	0.0
52,408		4.500%, due 07/01/26	55,303	0.0
1,122,805		4.500%, due 04/01/29	1,207,541	0.1
216,264		4.500%, due 06/01/29	232,503	0.0
16,789		4.500%, due 06/01/29	18,054	0.0
213,879		4.500%, due 07/01/29	232,318	0.0
4,500		4.500%, due 10/01/29	4,840	0.0
20,912		4.500%, due 06/01/30	22,499	0.0
731,087		4.500%, due 10/01/30	786,413	0.0
163,488		4.500%, due 02/01/31	175,896	0.0
144,572		4.500%, due 05/01/31	155,538	0.0
99,279		4.500%, due 10/01/33	107,036	0.0
40,759		4.500%, due 01/01/34	43,913	0.0
12,604		4.500%, due 07/01/34	13,585	0.0
58,274		4.500%, due 09/01/35	62,784	0.0
6,396		4.500%, due 09/01/35	6,895	0.0
93,236		4.500%, due 11/01/35	100,475	0.0
409,589		4.500%, due 02/01/36	439,500	0.0
180,582		4.500%, due 01/01/37	194,413	0.0
84,949		4.500%, due 09/01/37	91,616	0.0
6,701		4.500%, due 02/01/38	7,193	0.0
42,703		4.500%, due 01/01/39	45,821	0.0
87,669		4.500%, due 02/01/39	94,299	0.0
2,322		4.500%, due 02/01/39	2,492	0.0
179,711		4.500%, due 04/01/39	193,212	0.0
40,241		4.500%, due 04/01/39	43,289	0.0
182,050		4.500%, due 04/01/39	195,618	0.0
210,704		4.500%, due 05/01/39	226,592	0.0
1,126		4.500%, due 05/01/39	1,211	0.0
231,635		4.500%, due 05/01/39	249,085	0.0
32,397		4.500%, due 05/01/39	35,072	0.0

See Accompanying Notes to Financial Statements

15

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
222,196	4.500%, due 05/01/39	239,399	0.0
2,311,711	4.500%, due 05/01/39	2,501,322	0.1
9,984	4.500%, due 05/01/39	10,840	0.0
233,909	4.500%, due 06/01/39	251,404	0.0
11,820	4.500%, due 06/01/39	12,703	0.0
45,176	4.500%, due 07/01/39	48,592	0.0
133,845	4.500%, due 07/01/39	145,334	0.0
118,510	4.500%, due 07/01/39	127,362	0.0
309,228	4.500%, due 08/01/39	333,221	0.0
682,861	4.500%, due 08/01/39	735,233	0.0
196,735	4.500%, due 08/01/39	211,618	0.0
157,528	4.500%, due 08/01/39	169,834	0.0
497,582	4.500%, due 09/01/39	535,498	0.0
451,784	4.500%, due 10/01/39	486,354	0.0
29,551	4.500%, due 11/01/39	31,871	0.0
230,275	4.500%, due 11/01/39	248,668	0.0
13,059	4.500%, due 12/01/39	14,101	0.0
65,557	4.500%, due 12/01/39	70,732	0.0
4,162	4.500%, due 01/01/40	4,466	0.0
1,213,340	4.500%, due 01/01/40	1,310,669	0.1
227,022	4.500%, due 02/01/40	245,328	0.0
469,362	4.500%, due 02/01/40	507,220	0.0
158,706	4.500%, due 04/01/40	171,445	0.0
1,959,292	4.500%, due 04/01/40	2,115,864	0.1
56,671	4.500%, due 05/01/40	60,810	0.0
267,531	4.500%, due 05/01/40	287,099	0.0
196,700	4.500%, due 06/01/40	212,620	0.0
341,115	4.500%, due 06/01/40	369,203	0.0
117,314	4.500%, due 06/01/40	126,952	0.0
8,815	4.500%, due 06/01/40	9,534	0.0
896,455	4.500%, due 06/01/40	970,174	0.0
122,426	4.500%, due 07/01/40	132,235	0.0
218,274	4.500%, due 07/01/40	236,205	0.0
333,033	4.500%, due 07/01/40	360,243	0.0
40,793	4.500%, due 08/01/40	43,772	0.0
95,370	4.500%, due 08/01/40	102,674	0.0
76,642	4.500%, due 08/01/40	82,936	0.0
6,408	4.500%, due 08/01/40	6,933	0.0
6,902	4.500%, due 08/01/40	7,468	0.0
12,215	4.500%, due 08/01/40	13,162	0.0
402,098	4.500%, due 08/01/40	435,104	0.0
270,379	4.500%, due 08/01/40	292,275	0.0
236,554	4.500%, due 08/01/40	255,984	0.0
202,647	4.500%, due 09/01/40	218,377	0.0
79,218	4.500%, due 09/01/40	85,752	0.0
48,092	4.500%, due 09/01/40	52,047	0.0
533,412	4.500%, due 09/01/40	577,088	0.0
50,289	4.500%, due 09/01/40	54,296	0.0
46,012	4.500%, due 09/01/40	49,804	0.0
53,617	4.500%, due 09/01/40	57,803	0.0
178,118	4.500%, due 10/01/40	192,397	0.0
109,164	4.500%, due 10/01/40	118,146	0.0
377,560	4.500%, due 10/01/40	408,639	0.0
134,678	4.500%, due 10/01/40	145,479	0.0
302,793	4.500%, due 10/01/40	326,018	0.0
709,024	4.500%, due 11/01/40	764,224	0.0
2,204,797	4.500%, due 11/01/40	2,386,456	0.1
152,944	4.500%, due 11/01/40	165,303	0.0
1,120,499	4.500%, due 11/01/40	1,212,486	0.1
73,103	4.500%, due 11/01/40	79,118	0.0
196,111	4.500%, due 11/01/40	212,217	0.0
430,037	4.500%, due 12/01/40	465,461	0.0
326,025	4.500%, due 12/01/40	352,784	0.0
122,289	4.500%, due 12/01/40	131,709	0.0
193,782	4.500%, due 12/01/40	209,553	0.0
90,738	4.500%, due 12/01/40	98,018	0.0
100,285	4.500%, due 12/01/40	108,387	0.0
10,492	4.500%, due 12/01/40	11,355	0.0
58,634	4.500%, due 12/01/40	63,145	0.0
71,065	4.500%, due 12/01/40	76,813	0.0
483,740	4.500%, due 01/01/41	523,554	0.0
374,975	4.500%, due 01/01/41	405,849	0.0
1,295,727	4.500%, due 01/01/41	1,402,621	0.1
116,899	4.500%, due 01/01/41	126,495	0.0
47,837	4.500%, due 01/01/41	51,783	0.0
77,557	4.500%, due 02/01/41	83,879	0.0
244,594	4.500%, due 02/01/41	264,685	0.0
92,600	4.500%, due 02/01/41	99,653	0.0
164,361	4.500%, due 02/01/41	177,876	0.0
238,464	4.500%, due 02/01/41	258,084	0.0
70,747	4.500%, due 03/01/41	76,564	0.0
451,269	4.500%, due 03/01/41	490,233	0.0
77,091	4.500%, due 03/01/41	83,341	0.0
168,405	4.500%, due 03/01/41	181,330	0.0
72,155	4.500%, due 03/01/41	78,074	0.0
204,048	4.500%, due 03/01/41	220,809	0.0
220,424	4.500%, due 03/01/41	238,514	0.0
13,818	4.500%, due 03/01/41	14,951	0.0
228,230	4.500%, due 03/01/41	246,975	0.0
1,274,970	4.500%, due 04/01/41	1,379,559	0.1
304,110	4.500%, due 04/01/41	328,657	0.0
181,658	4.500%, due 04/01/41	194,925	0.0
28,203	4.500%, due 04/01/41	30,266	0.0
139,519	4.500%, due 04/01/41	149,708	0.0
672,844	4.500%, due 04/01/41	728,189	0.0
79,141	4.500%, due 04/01/41	85,459	0.0
115,297	4.500%, due 04/01/41	124,789	0.0
16,591	4.500%, due 04/01/41	17,865	0.0
58,004	4.500%, due 05/01/41	62,754	0.0
1,096,055	4.500%, due 05/01/41	1,186,132	0.1
101,193	4.500%, due 05/01/41	109,238	0.0
72,055	4.500%, due 05/01/41	77,972	0.0
531,098	4.500%, due 05/01/41	573,623	0.0
1,360,069	4.500%, due 05/01/41	1,471,008	0.1
14,283	4.500%, due 05/01/41	15,398	0.0
846,828	4.500%, due 05/01/41	916,587	0.0
8,295	4.500%, due 05/01/41	8,984	0.0
35,883	4.500%, due 06/01/41	38,820	0.0
813,013	4.500%, due 06/01/41	878,532	0.0
116,123	4.500%, due 06/01/41	124,861	0.0
136,729	4.500%, due 07/01/41	147,002	0.0
197,710	4.500%, due 07/01/41	212,689	0.0
87,130	4.500%, due 07/01/41	93,799	0.0
129,775	4.500%, due 07/01/41	140,417	0.0
40,883	4.500%, due 07/01/41	44,195	0.0
368,551	4.500%, due 07/01/41	398,761	0.0
5,348	4.500%, due 07/01/41	5,779	0.0
15,752	4.500%, due 07/01/41	17,029	0.0
365,096	4.500%, due 08/01/41	395,064	0.0
724,364	4.500%, due 08/01/41	788,045	0.0
260,788	4.500%, due 08/01/41	279,855	0.0
134,465	4.500%, due 08/01/41	145,489	0.0
93,768	4.500%, due 08/01/41	100,623	0.0
49,944	4.500%, due 08/01/41	53,990	0.0
488,665	4.500%, due 08/01/41	524,463	0.0
299,717	4.500%, due 08/01/41	324,187	0.0
1,356,969	4.500%, due 09/01/41	1,466,817	0.1
15,284	4.500%, due 09/01/41	16,539	0.0
361,937	4.500%, due 09/01/41	391,734	0.0
43,209	4.500%, due 09/01/41	46,772	0.0
130,477	4.500%, due 10/01/41	140,970	0.0
1,056,616	4.500%, due 10/01/41	1,141,817	0.0
70,910	4.500%, due 10/01/41	76,665	0.0
2,704,044	4.500%, due 10/01/41	2,925,975	0.1
106,259	4.500%, due 10/01/41	114,041	0.0
2,394,845	4.500%, due 10/01/41	2,587,242	0.1
495,002	4.500%, due 10/01/41	535,738	0.0
286,782	4.500%, due 10/01/41	309,558	0.0

See Accompanying Notes to Financial Statements

16

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
14,727	4.500%, due 11/01/41	15,930	0.0
832,233	4.500%, due 11/01/41	898,777	0.0
1,945,238	4.500%, due 12/01/41	2,100,319	0.1
449,235	4.500%, due 12/01/41	485,188	0.0
128,524	4.500%, due 01/01/42	138,240	0.0
81,503	4.500%, due 01/01/42	88,024	0.0
32,614	4.500%, due 01/01/42	35,421	0.0
7,003	4.500%, due 02/01/42	7,516	0.0
17,184	4.500%, due 03/01/42	18,439	0.0
152,499	4.500%, due 03/01/42	164,021	0.0
171,392	4.500%, due 04/01/42	184,508	0.0
13,049	4.500%, due 06/01/42	14,003	0.0
16,190	4.500%, due 08/01/42	17,584	0.0
9,906	4.500%, due 09/01/42	10,629	0.0
7,262	4.500%, due 01/01/43	7,792	0.0
22,646	4.500%, due 12/01/43	24,410	0.0
1,893	5.000%, due 04/01/23	2,067	0.0
2,604	5.000%, due 12/01/23	2,844	0.0
53,526	5.000%, due 12/01/23	54,842	0.0
131,181	5.000%, due 04/01/26	143,280	0.0
152,850	5.000%, due 05/01/26	166,948	0.0
106,655	5.000%, due 08/01/27	116,493	0.0
39,739	5.000%, due 04/01/28	43,404	0.0
381,588	5.000%, due 05/01/33	418,932	0.0
560,144	5.000%, due 06/01/33	614,790	0.0
40,638	5.000%, due 08/01/33	44,511	0.0
591,186	5.000%, due 09/01/33	648,874	0.0
144,476	5.000%, due 02/01/34	158,559	0.0
296,941	5.000%, due 03/01/34	325,066	0.0
91,715	5.000%, due 06/01/34	100,720	0.0
17,312	5.000%, due 11/01/34	19,010	0.0
658,016	5.000%, due 02/01/35	722,323	0.0
709,114	5.000%, due 03/01/35	778,875	0.0
43,286	5.000%, due 04/01/35	47,308	0.0
21,259	5.000%, due 05/01/35	23,350	0.0
2,571,142	5.000%, due 07/01/35	2,823,401	0.1
941,050	5.000%, due 07/01/35	1,033,304	0.0
209,039	5.000%, due 08/01/35	229,220	0.0
260,311	5.000%, due 09/01/35	285,934	0.0
12,483	5.000%, due 09/01/35	13,701	0.0
6,757	5.000%, due 10/01/35	7,423	0.0
351,323	5.000%, due 10/01/35	385,880	0.0
166,382	5.000%, due 12/01/35	182,747	0.0
392,686	5.000%, due 02/01/36	431,349	0.0
124,533	5.000%, due 03/01/36	136,778	0.0
157,531	5.000%, due 04/01/36	172,850	0.0
115,189	5.000%, due 05/01/36	126,532	0.0
832,351	5.000%, due 07/01/36	913,858	0.0
3,350,113	5.000%, due 12/01/36	3,680,056	0.1
3,174,278	5.000%, due 07/01/37	3,484,954	0.1
1,271,271	5.000%, due 07/01/37	1,395,960	0.1
79,967	5.000%, due 04/01/38	87,554	0.0
118,670	5.000%, due 04/01/39	129,711	0.0
95,875	5.000%, due 07/01/39	104,735	0.0
875,651	5.000%, due 11/01/40	960,276	0.0
94,812	5.000%, due 03/01/41	103,609	0.0
112,518	5.000%, due 04/01/41	123,141	0.0
448,089	5.000%, due 05/01/41	490,491	0.0
1,248,880	5.000%, due 06/01/41	1,367,054	0.1
1,943,048	5.000%, due 06/01/41	2,126,924	0.1
747	5.500%, due 01/01/20	754	0.0
2,423	5.500%, due 02/01/21	2,511	0.0
1,145	5.500%, due 04/01/21	1,189	0.0
11,908	5.500%, due 06/01/22	12,654	0.0
1,657	5.500%, due 11/01/22	1,712	0.0
23,688	5.500%, due 11/01/22	25,281	0.0
1,241	5.500%, due 11/01/22	1,283	0.0
629	5.500%, due 12/01/22	668	0.0
1,739	5.500%, due 05/01/23	1,744	0.0
193,128	5.500%, due 06/01/23	213,878	0.0
6,503	5.500%, due 07/01/23	6,718	0.0
41,613	5.500%, due 07/01/23	44,544	0.0
27,396	5.500%, due 09/01/23	29,085	0.0
12,923	5.500%, due 01/01/25	13,539	0.0
3,596	5.500%, due 08/01/25	3,778	0.0
23,160	5.500%, due 07/01/26	25,649	0.0
13,144	5.500%, due 12/01/27	14,556	0.0
19,541	5.500%, due 04/01/28	21,640	0.0
12,988	5.500%, due 08/01/28	14,384	0.0
15,562	5.500%, due 01/01/29	17,234	0.0
18,652	5.500%, due 09/01/29	20,656	0.0
140,570	5.500%, due 10/01/29	156,827	0.0
9,013	5.500%, due 01/01/32	9,981	0.0
2,013	5.500%, due 04/01/33	2,254	0.0
128,069	5.500%, due 04/01/33	142,251	0.0
75,714	5.500%, due 10/01/33	83,849	0.0
42,880	5.500%, due 10/01/33	48,026	0.0
19,888	5.500%, due 11/01/33	22,252	0.0
10,332	5.500%, due 11/01/33	11,469	0.0
2,322	5.500%, due 11/01/33	2,594	0.0
14,622	5.500%, due 11/01/33	16,378	0.0
202,364	5.500%, due 12/01/33	226,689	0.0
25,857	5.500%, due 12/01/33	28,968	0.0
32,533	5.500%, due 12/01/33	36,028	0.0
2,473	5.500%, due 12/01/33	2,760	0.0
557,596	5.500%, due 12/01/33	624,578	0.0
70,546	5.500%, due 12/01/33	79,029	0.0
25,464	5.500%, due 12/01/33	28,465	0.0
44,877	5.500%, due 01/01/34	49,771	0.0
148,110	5.500%, due 01/01/34	165,950	0.0
26,947	5.500%, due 01/01/34	30,190	0.0
33,629	5.500%, due 01/01/34	37,309	0.0
1,329	5.500%, due 01/01/34	1,475	0.0
19,255	5.500%, due 06/01/34	21,554	0.0
100,283	5.500%, due 11/01/34	112,401	0.0
44,323	5.500%, due 11/01/34	49,543	0.0
2,118	5.500%, due 12/01/34	2,374	0.0
12,794	5.500%, due 01/01/35	14,340	0.0
29,938	5.500%, due 01/01/35	33,565	0.0
67,127	5.500%, due 01/01/35	75,171	0.0
55,292	5.500%, due 01/01/35	61,544	0.0
15,072	5.500%, due 02/01/35	16,764	0.0
2,970,772	5.500%, due 02/01/35	3,329,879	0.1
30,907	5.500%, due 03/01/35	34,251	0.0
80,810	5.500%, due 06/01/35	89,668	0.0
20,516	5.500%, due 07/01/35	22,988	0.0
1,676,371	5.500%, due 08/01/35	1,881,714	0.1
8,282	5.500%, due 10/01/35	9,268	0.0
1,367	5.500%, due 11/01/35	1,523	0.0
103,152	5.500%, due 11/01/35	115,413	0.0
1,726	5.500%, due 12/01/35	1,932	0.0
297,200	5.500%, due 12/01/35	330,386	0.0
1,274	5.500%, due 12/01/35	1,426	0.0
23,678	5.500%, due 12/01/35	26,370	0.0
22,233	5.500%, due 01/01/36	24,689	0.0
178,741	5.500%, due 01/01/36	200,245	0.0
1,667	5.500%, due 02/01/36	1,846	0.0
26,476	5.500%, due 04/01/36	29,642	0.0
1,959,188	5.500%, due 07/01/36	2,195,729	0.1
935	5.500%, due 08/01/36	1,044	0.0
153,635	5.500%, due 09/01/36	172,051	0.0
99,903	5.500%, due 09/01/36	111,972	0.0
259,850	5.500%, due 12/01/36	288,443	0.0
4,532	5.500%, due 12/01/36	5,064	0.0
315,688	5.500%, due 12/01/36	352,363	0.0
2,521	5.500%, due 12/01/36	2,821	0.0
174,903	5.500%, due 01/01/37	195,738	0.0
29,499	5.500%, due 01/01/37	33,007	0.0

See Accompanying Notes to Financial Statements

17

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
213,547	5.500%, due 02/01/37	238,518	0.0
622,545	5.500%, due 03/01/37	697,194	0.0
21,662	5.500%, due 04/01/37	24,213	0.0
5,290	5.500%, due 05/01/37	5,871	0.0
59,005	5.500%, due 05/01/37	65,713	0.0
36,664	5.500%, due 05/01/37	40,625	0.0
1,293	5.500%, due 05/01/37	1,445	0.0
114,239	5.500%, due 06/01/37	127,609	0.0
51,595	5.500%, due 06/01/37	57,419	0.0
39,776	5.500%, due 07/01/37	44,124	0.0
50,792	5.500%, due 08/01/37	56,358	0.0
92,839	5.500%, due 08/01/37	104,001	0.0
30,626	5.500%, due 08/01/37	34,319	0.0
233,605	5.500%, due 09/01/37	260,984	0.0
1,221	5.500%, due 11/01/37	1,360	0.0
975,368	5.500%, due 01/01/38	1,087,031	0.0
1,346	5.500%, due 02/01/38	1,500	0.0
2,569	5.500%, due 02/01/38	2,858	0.0
608,510	5.500%, due 03/01/38	680,065	0.0
31,837	5.500%, due 03/01/38	35,285	0.0
1,219	5.500%, due 04/01/38	1,355	0.0
182,539	5.500%, due 04/01/38	202,695	0.0
51,217	5.500%, due 04/01/38	57,251	0.0
20,435	5.500%, due 05/01/38	22,750	0.0
6,641	5.500%, due 05/01/38	7,410	0.0
346,212	5.500%, due 05/01/38	385,681	0.0
197,827	5.500%, due 06/01/38	221,017	0.0
51,999	5.500%, due 06/01/38	57,838	0.0
3,924,640	5.500%, due 06/01/38	4,384,703	0.1
105,856	5.500%, due 07/01/38	118,533	0.0
1,104	5.500%, due 07/01/38	1,228	0.0
76,764	5.500%, due 07/01/38	85,489	0.0
141,850	5.500%, due 07/01/38	157,738	0.0
24,161	5.500%, due 08/01/38	27,067	0.0
44,487	5.500%, due 08/01/38	49,376	0.0
208,306	5.500%, due 08/01/38	231,621	0.0
427,743	5.500%, due 11/01/38	476,808	0.0
117,827	5.500%, due 11/01/38	131,150	0.0
64,695	5.500%, due 12/01/38	71,833	0.0
1,748	5.500%, due 12/01/38	1,936	0.0
395	5.500%, due 12/01/38	438	0.0
229,540	5.500%, due 01/01/39	256,592	0.0
115,995	5.500%, due 01/01/39	129,591	0.0
854,280	5.500%, due 01/01/39	953,931	0.0
42,637	5.500%, due 03/01/39	47,565	0.0
366,623	5.500%, due 06/01/39	411,195	0.0
618,320	5.500%, due 06/01/39	692,059	0.0
29,036	5.500%, due 05/01/40	32,171	0.0
39,480	5.500%, due 07/01/41	43,942	0.0
769,266	5.500%, due 09/01/41	862,154	0.0
2,018	6.000%, due 09/01/18	2,020	0.0
3,011	6.000%, due 10/01/18	3,052	0.0
707	6.000%, due 12/01/18	796	0.0
2,463	6.000%, due 05/01/21	2,771	0.0
28,880	6.000%, due 09/01/21	32,491	0.0
28,537	6.000%, due 04/01/22	32,105	0.0
60,932	6.000%, due 06/01/22	68,550	0.0
10,291	6.000%, due 01/01/23	11,577	0.0
1,529	6.000%, due 03/01/24	1,721	0.0
169,591	6.000%, due 11/01/28	190,794	0.0
850	6.000%, due 04/01/31	965	0.0
341	6.000%, due 01/01/32	384	0.0
1,074	6.000%, due 11/01/32	1,208	0.0
1,815	6.000%, due 11/01/32	2,062	0.0
88,258	6.000%, due 01/01/33	100,163	0.0
4,833	6.000%, due 09/01/33	5,437	0.0
1,353	6.000%, due 01/01/34	1,530	0.0
181,486	6.000%, due 08/01/34	204,177	0.0
216,064	6.000%, due 06/01/35	246,762	0.0
12,066	6.000%, due 07/01/35	13,575	0.0
22,561	6.000%, due 07/01/35	25,797	0.0
10,708	6.000%, due 07/01/35	12,211	0.0
10,168	6.000%, due 07/01/35	11,440	0.0
4,094	6.000%, due 10/01/35	4,606	0.0
443	6.000%, due 10/01/35	499	0.0
119,987	6.000%, due 11/01/35	137,374	0.0
113,769	6.000%, due 12/01/35	129,851	0.0
2,681	6.000%, due 12/01/35	3,017	0.0
242,422	6.000%, due 12/01/35	272,731	0.0
11,455	6.000%, due 01/01/36	13,041	0.0
34,985	6.000%, due 02/01/36	39,465	0.0
640	6.000%, due 02/01/36	720	0.0
65,085	6.000%, due 02/01/36	74,360	0.0
80,736	6.000%, due 02/01/36	91,390	0.0
66,374	6.000%, due 03/01/36	75,668	0.0
64,137	6.000%, due 03/01/36	73,195	0.0
46,163	6.000%, due 04/01/36	52,668	0.0
80,579	6.000%, due 04/01/36	91,107	0.0
13,614	6.000%, due 05/01/36	15,317	0.0
27,921	6.000%, due 05/01/36	31,870	0.0
4,551	6.000%, due 06/01/36	5,143	0.0
855	6.000%, due 06/01/36	964	0.0
159,065	6.000%, due 07/01/36	180,190	0.0
7,626	6.000%, due 07/01/36	8,593	0.0
3,047	6.000%, due 07/01/36	3,471	0.0
2,912	6.000%, due 07/01/36	3,276	0.0
21,705	6.000%, due 07/01/36	24,472	0.0
653,605	6.000%, due 08/01/36	741,171	0.0
498,455	6.000%, due 08/01/36	568,649	0.0
70,074	6.000%, due 08/01/36	79,981	0.0
8,703	6.000%, due 08/01/36	9,921	0.0
46,896	6.000%, due 08/01/36	53,473	0.0
10,085	6.000%, due 08/01/36	11,437	0.0
122,111	6.000%, due 09/01/36	137,378	0.0
152,940	6.000%, due 09/01/36	173,830	0.0
149,683	6.000%, due 09/01/36	168,397	0.0
26,535	6.000%, due 09/01/36	30,233	0.0
59,471	6.000%, due 09/01/36	67,828	0.0
30,467	6.000%, due 09/01/36	34,448	0.0
525	6.000%, due 09/01/36	591	0.0
34,643	6.000%, due 09/01/36	39,514	0.0
12,418	6.000%, due 10/01/36	14,076	0.0
15,907	6.000%, due 10/01/36	17,896	0.0
120,852	6.000%, due 10/01/36	136,471	0.0
29,222	6.000%, due 10/01/36	33,258	0.0
57,570	6.000%, due 10/01/36	65,546	0.0
57,390	6.000%, due 10/01/36	65,271	0.0
103,348	6.000%, due 11/01/36	116,269	0.0
18,523	6.000%, due 11/01/36	20,839	0.0
4,859	6.000%, due 11/01/36	5,466	0.0
17,633	6.000%, due 11/01/36	20,036	0.0
47,988	6.000%, due 11/01/36	54,363	0.0
113,093	6.000%, due 12/01/36	127,233	0.0
50,508	6.000%, due 12/01/36	56,823	0.0
14,061	6.000%, due 12/01/36	15,980	0.0
5,025	6.000%, due 12/01/36	5,682	0.0
25,964	6.000%, due 12/01/36	29,210	0.0
7,601	6.000%, due 12/01/36	8,647	0.0
91,422	6.000%, due 12/01/36	103,372	0.0
48,883	6.000%, due 01/01/37	55,457	0.0
2,043	6.000%, due 01/01/37	2,321	0.0
1,451	6.000%, due 01/01/37	1,652	0.0
26,813	6.000%, due 01/01/37	30,166	0.0
15,905	6.000%, due 01/01/37	17,962	0.0
4,683	6.000%, due 01/01/37	5,268	0.0
61,623	6.000%, due 01/01/37	69,327	0.0
170,725	6.000%, due 02/01/37	193,879	0.0
32,405	6.000%, due 02/01/37	36,912	0.0

See Accompanying Notes to Financial Statements

18

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
14,087	6.000%, due 02/01/37	15,882	0.0
5,638	6.000%, due 02/01/37	6,409	0.0
77,245	6.000%, due 02/01/37	86,902	0.0
1,594	6.000%, due 03/01/37	1,799	0.0
37,801	6.000%, due 03/01/37	42,978	0.0
203,117	6.000%, due 03/01/37	230,884	0.0
40,693	6.000%, due 03/01/37	46,103	0.0
21,516	6.000%, due 03/01/37	24,458	0.0
38,053	6.000%, due 03/01/37	43,207	0.0
876	6.000%, due 04/01/37	985	0.0
1,333	6.000%, due 04/01/37	1,500	0.0
3,668	6.000%, due 04/01/37	4,127	0.0
3,647	6.000%, due 04/01/37	4,124	0.0
239,640	6.000%, due 04/01/37	272,295	0.0
15,685	6.000%, due 04/01/37	17,850	0.0
33,403	6.000%, due 04/01/37	38,090	0.0
31,123	6.000%, due 04/01/37	35,015	0.0
8,037	6.000%, due 04/01/37	9,042	0.0
120,417	6.000%, due 04/01/37	137,034	0.0
47,712	6.000%, due 04/01/37	53,677	0.0
54,202	6.000%, due 04/01/37	60,979	0.0
83,146	6.000%, due 04/01/37	94,860	0.0
83,195	6.000%, due 04/01/37	94,611	0.0
63,905	6.000%, due 04/01/37	72,647	0.0
725	6.000%, due 04/01/37	816	0.0
34,098	6.000%, due 05/01/37	38,361	0.0
37,585	6.000%, due 05/01/37	42,284	0.0
24,876	6.000%, due 05/01/37	27,986	0.0
38,976	6.000%, due 05/01/37	43,849	0.0
10,815	6.000%, due 05/01/37	12,308	0.0
34,762	6.000%, due 05/01/37	39,392	0.0
3,898	6.000%, due 05/01/37	4,394	0.0
31,659	6.000%, due 05/01/37	35,977	0.0
79,276	6.000%, due 05/01/37	89,984	0.0
85,041	6.000%, due 05/01/37	95,674	0.0
1,414	6.000%, due 05/01/37	1,591	0.0
185,978	6.000%, due 05/01/37	211,463	0.0
9,012	6.000%, due 05/01/37	10,163	0.0
5,998	6.000%, due 06/01/37	6,748	0.0
5,826	6.000%, due 06/01/37	6,554	0.0
137,421	6.000%, due 06/01/37	156,969	0.0
11,178	6.000%, due 06/01/37	12,693	0.0
10,126	6.000%, due 06/01/37	11,450	0.0
16,098	6.000%, due 06/01/37	18,337	0.0
28,253	6.000%, due 06/01/37	31,786	0.0
2,960	6.000%, due 06/01/37	3,330	0.0
157,949	6.000%, due 07/01/37	177,697	0.0
68,070	6.000%, due 07/01/37	76,841	0.0
51,011	6.000%, due 07/01/37	58,139	0.0
19,361	6.000%, due 07/01/37	21,782	0.0
14,599	6.000%, due 07/01/37	16,501	0.0
25,428	6.000%, due 07/01/37	28,763	0.0
34,127	6.000%, due 07/01/37	38,759	0.0
35,595	6.000%, due 07/01/37	40,478	0.0
5,228	6.000%, due 07/01/37	5,938	0.0
132,630	6.000%, due 07/01/37	149,847	0.0
9,249	6.000%, due 07/01/37	10,405	0.0
7,234	6.000%, due 08/01/37	8,138	0.0
50,307	6.000%, due 08/01/37	56,597	0.0
13,746	6.000%, due 08/01/37	16,019	0.0
29,629	6.000%, due 08/01/37	33,333	0.0
19,937	6.000%, due 08/01/37	22,430	0.0
138,176	6.000%, due 08/01/37	155,451	0.0
44,568	6.000%, due 08/01/37	50,561	0.0
127,273	6.000%, due 08/01/37	144,014	0.0
39,371	6.000%, due 08/01/37	44,294	0.0
129,879	6.000%, due 08/01/37	147,521	0.0
25,535	6.000%, due 09/01/37	28,782	0.0
13,263	6.000%, due 09/01/37	14,921	0.0
608,281	6.000%, due 09/01/37	690,715	0.0
2,638	6.000%, due 09/01/37	2,986	0.0
38,472	6.000%, due 09/01/37	43,852	0.0
134,477	6.000%, due 09/01/37	152,705	0.0
14,276	6.000%, due 09/01/37	16,061	0.0
7,182	6.000%, due 09/01/37	8,155	0.0
62,364	6.000%, due 10/01/37	70,653	0.0
9,379	6.000%, due 10/01/37	10,552	0.0
7,104	6.000%, due 10/01/37	8,064	0.0
76,862	6.000%, due 11/01/37	87,334	0.0
1,993	6.000%, due 11/01/37	2,265	0.0
110,028	6.000%, due 11/01/37	124,540	0.0
168,090	6.000%, due 12/01/37	191,570	0.0
73,557	6.000%, due 12/01/37	83,327	0.0
21,226	6.000%, due 12/01/37	24,012	0.0
34,569	6.000%, due 12/01/37	38,891	0.0
2,429	6.000%, due 12/01/37	2,740	0.0
120,416	6.000%, due 12/01/37	136,858	0.0
280,480	6.000%, due 02/01/38	318,015	0.0
193,952	6.000%, due 02/01/38	219,888	0.0
58,102	6.000%, due 02/01/38	65,550	0.0
10,330	6.000%, due 03/01/38	11,621	0.0
31,825	6.000%, due 03/01/38	36,115	0.0
2,784	6.000%, due 03/01/38	3,164	0.0
134,299	6.000%, due 05/01/38	151,253	0.0
8,209	6.000%, due 05/01/38	9,280	0.0
26,836	6.000%, due 06/01/38	30,489	0.0
3,041	6.000%, due 06/01/38	3,421	0.0
109,864	6.000%, due 07/01/38	124,579	0.0
169,348	6.000%, due 07/01/38	191,044	0.0
570	6.000%, due 08/01/38	642	0.0
2,728	6.000%, due 08/01/38	3,098	0.0
1,663	6.000%, due 08/01/38	1,871	0.0
14,402	6.000%, due 09/01/38	16,385	0.0
31,030	6.000%, due 09/01/38	34,966	0.0
11,492	6.000%, due 09/01/38	13,018	0.0
62,118	6.000%, due 09/01/38	70,709	0.0
34,916	6.000%, due 10/01/38	39,572	0.0
125,036	6.000%, due 10/01/38	140,669	0.0
26,657	6.000%, due 10/01/38	30,411	0.0
3,149	6.000%, due 10/01/38	3,543	0.0
3,871	6.000%, due 10/01/38	4,385	0.0
102,909	6.000%, due 10/01/38	115,775	0.0
81,215	6.000%, due 10/01/38	91,486	0.0
1,655	6.000%, due 11/01/38	1,877	0.0
163,349	6.000%, due 11/01/38	184,098	0.0
2,032	6.000%, due 11/01/38	2,286	0.0
4,454	6.000%, due 12/01/38	5,010	0.0
153,035	6.000%, due 12/01/38	174,135	0.0
74,502	6.000%, due 12/01/38	84,067	0.0
3,348	6.000%, due 10/01/39	3,811	0.0
46,803	6.000%, due 10/01/39	53,077	0.0
946,051	6.000%, due 02/01/40	1,072,348	0.0
42,795	6.000%, due 04/01/40	48,603	0.0
199,437	6.000%, due 09/01/40	226,445	0.0
436,112	6.000%, due 10/01/40	495,028	0.0
647,576	6.000%, due 05/01/41	735,065	0.0
8,922	6.500%, due 04/01/27	9,874	0.0
3,872	6.500%, due 02/01/28	4,284	0.0
44	6.500%, due 06/01/29	49	0.0
1,695	6.500%, due 07/01/29	1,874	0.0
13,478	6.500%, due 01/01/32	14,918	0.0
15,994	6.500%, due 04/01/32	18,142	0.0
7,214	6.500%, due 09/01/32	7,981	0.0
15,202	6.500%, due 10/01/32	16,820	0.0
19,247	6.500%, due 10/01/32	21,318	0.0
10,768	6.500%, due 03/01/38	12,198	0.0
1,975	7.000%, due 08/01/25	2,142	0.0
585	7.000%, due 12/01/25	586	0.0

See Accompanying Notes to Financial Statements

19

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
3,013		7.000%, due 02/01/26	3,095	0.0
9,059		7.000%, due 03/01/26	9,787	0.0
18,993		7.000%, due 03/01/26	20,423	0.0
3,923		7.000%, due 03/01/26	3,989	0.0
1,285		7.000%, due 12/01/27	1,338	0.0
632,776		7.000%, due 03/01/38	762,231	0.0
827,414		7.000%, due 04/01/38	1,011,551	0.0
989		7.500%, due 11/01/29	1,023	0.0
17,874		7.500%, due 09/01/31	20,815	0.0
			561,031,926	13.3

		Government National Mortgage Association: 3.2%
18,669,000	W	3.000%, due 07/01/44	18,858,607	0.4
18,580,000	W	3.500%, due 07/01/44	19,246,266	0.5
22,375,537		3.500%, due 07/20/46	23,207,557	0.5
1,574,821		4.000%, due 11/20/40	1,661,908	0.0
30,113,000	W	4.000%, due 07/01/44	31,689,226	0.8
3,042,690		4.000%, due 03/20/46	3,216,357	0.1
2,262,676		4.500%, due 08/20/41	2,432,388	0.1
19,960,000	W	4.500%, due 07/01/44	21,216,856	0.5
16,591		5.000%, due 11/15/35	18,240	0.0
26,411		5.000%, due 11/15/35	29,005	0.0
9,469		5.000%, due 11/15/35	10,331	0.0
12,630		5.000%, due 11/15/35	13,985	0.0
75,907		5.000%, due 06/15/37	83,322	0.0
415,810		5.000%, due 03/15/38	457,569	0.0
55,945		5.000%, due 03/15/38	61,759	0.0
13,671		5.000%, due 06/15/38	14,961	0.0
6,589		5.000%, due 07/15/38	7,249	0.0
5,086		5.000%, due 09/15/38	5,560	0.0
73,802		5.000%, due 11/15/38	80,587	0.0
69,733		5.000%, due 11/15/38	76,754	0.0
169,320		5.000%, due 12/15/38	186,158	0.0
1,799,977		5.000%, due 12/15/38	1,979,036	0.0
33,538		5.000%, due 12/15/38	36,621	0.0
154,792		5.000%, due 01/15/39	169,705	0.0
2,073,025		5.000%, due 01/15/39	2,279,245	0.1
220,129		5.000%, due 01/15/39	241,460	0.0
218,746		5.000%, due 02/15/39	240,346	0.0
176,237		5.000%, due 02/15/39	193,316	0.0
84,639		5.000%, due 02/15/39	92,624	0.0
243,036		5.000%, due 03/15/39	267,402	0.0
165,809		5.000%, due 03/15/39	182,304	0.0
332,714		5.000%, due 03/15/39	364,958	0.0
5,039		5.000%, due 03/15/39	5,514	0.0
206,311		5.000%, due 04/15/39	226,788	0.0
112,853		5.000%, due 05/15/39	124,178	0.0
354,926		5.000%, due 05/15/39	390,469	0.0
2,835		5.000%, due 05/15/39	3,116	0.0
179,952		5.000%, due 07/15/39	197,392	0.0
165,027		5.000%, due 09/15/39	181,022	0.0
17,340		5.000%, due 11/15/39	19,034	0.0
3,810		5.000%, due 04/15/40	4,184	0.0
29,219		5.000%, due 06/15/40	32,126	0.0
425,391		5.000%, due 09/15/40	467,285	0.0
56,297		5.000%, due 09/15/40	61,922	0.0
135,091		5.000%, due 10/15/40	148,613	0.0
175,020		5.000%, due 05/15/42	190,936	0.0
773,067		5.000%, due 02/20/43	841,127	0.0
2,857,837		5.140%, due 10/20/60	2,982,961	0.1
2,135,751		5.310%, due 10/20/60	2,222,429	0.1
762,285		5.500%, due 03/20/60	796,350	0.0
			137,517,108	3.2

	Total U.S. Government Agency Obligations (Cost $1,038,704,415)		1,040,843,807	24.6

COMMERCIAL MORTGAGE-BACKED SECURITIES: 3.8%
5,540,000	#	BAMLL Re-REMIC Trust 2014-FRR5 A502, 1.064%, 03/27/45	5,485,115	0.1
2,190,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 5.887%, 02/10/51	2,186,101	0.1
38,487,402	^	Barclays Commercial Mortgage Trust 2017-C1 XA, 1.696%, 02/15/50	4,185,978	0.1
22,800,000	#,^	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/33	979,928	0.0
5,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4 G, 6.200%, 06/11/41	5,288,793	0.1
1,350,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 L, 5.405%, 01/12/41	1,359,795	0.0
1,350,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 M, 5.405%, 01/12/41	1,354,230	0.0
1,350,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 N, 5.405%, 01/12/41	1,328,029	0.0
155,298		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20 C, 5.279%, 10/12/42	156,936	0.0
3,538,610	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	3,582,454	0.1
18,358,876	^	COMM 2012-CR1 XA, 2.060%, 05/15/45	1,360,176	0.0
31,305,776	^	COMM 2012-CR3 XA, 2.219%, 10/15/45	2,200,668	0.1
25,727,874	^	COMM 2012-CR5 XA, 1.875%, 12/10/45	1,558,553	0.0
38,356,157	^	COMM 2014-LC15 XA, 1.508%, 04/10/47	2,100,153	0.1
214,711,000	#,^	COMM 2014-UBS2 XB, 0.208%, 03/10/47	2,012,873	0.1
4,000,000		COMM 2015-PC1 C, 4.589%, 07/10/50	3,723,590	0.1
83,193,640	^	COMM 2016-CR28 XA, 0.374%, 02/10/49	3,458,027	0.1
15,371,196	^	COMM 2012-CR2 XA, 1.841%, 08/15/45	1,070,430	0.0
65,166,000	#,^	COMM 2012-CR4 XB, 0.746%, 10/15/45	1,994,060	0.1
20,100,152	#,^	COMM 2012-LC4 XA, 2.387%, 12/10/44	1,501,990	0.0
910,000		COMM 2016-COR1 C, 4.542%, 10/10/49	911,807	0.0
50,639	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	50,504	0.0
1,760,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C3 C, 4.952%, 07/15/37	1,758,292	0.0
2,000,000	#	DBWF 2016-85T Mortgage Trust, 3.935%, 12/10/36	2,038,387	0.1

See Accompanying Notes to Financial Statements

20

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,450,000	#	DBUBS 2011-LC2A D, 5.727%, 07/10/44	4,696,834	0.1
25,321,315	^	Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.542%, 02/25/20	3,257,886	0.1
20,760,000	^	Freddie Mac Multifamily Structured Pass Through Certificates K008 X3, 5.438%, 08/25/20	3,051,678	0.1
48,164,896	^	Freddie Mac Multifamily Structured Pass Through Certificates K014 X1, 1.367%, 04/25/21	1,875,647	0.0
34,749,480	^	Freddie Mac Multifamily Structured Pass Through Certificates K020 X1, 1.570%, 05/25/22	1,990,916	0.1
47,284,020	^	Freddie Mac Multifamily Structured Pass Through Certificates K023 X1, 1.409%, 08/25/22	2,568,884	0.1
22,000,000	^	Freddie Mac Multifamily Structured Pass Through Certificates K028 X3, 1.719%, 06/25/41	1,829,859	0.0
15,700,000	^	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.853%, 12/25/41	1,466,225	0.0
37,526,702	^	Freddie Mac Multifamily Structured Pass Through Certificates K706 X1, 1.686%, 10/25/18	596,198	0.0
31,656,682	^	Freddie Mac Multifamily Structured Pass Through Certificates K707 X1, 1.658%, 12/25/18	535,327	0.0
48,898,861	^	Freddie Mac Multifamily Structured Pass Through Certificates K709 X1, 1.643%, 03/25/19	1,027,580	0.0
48,070,892	^	Freddie Mac Multifamily Structured Pass Through Certificates K711 X1, 1.810%, 07/25/19	1,247,473	0.0
58,706,989	^	Freddie Mac Multifamily Structured Pass Through Certificates K712 X1, 1.454%, 11/25/19	1,385,021	0.0
28,542,548	^	Freddie Mac Multifamily Structured Pass Through Certificates KS06 X, 1.213%, 08/25/26	2,044,526	0.1
17,841,405	^	Freddie Mac Multifamily Structured Pass Through CertificatesK015 X3, 2.896%, 08/25/39	1,823,718	0.0
614,972,854	#,^	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/44	2,168,148	0.1
454,822,819	#,^	FREMF Mortgage Trust 2013-K29 X2A, 0.125%, 05/25/46	2,571,614	0.1
21,769,222	^	GS Mortgage Securities Corp. II 2012-GCJ9 XA, 2.412%, 11/10/45	1,711,109	0.0
7,600,000	#	GS Mortgage Securities Trust 2010-C2 D, 5.356%, 12/10/43	7,698,121	0.2
4,400,000	#	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	3,917,998	0.1
34,780,235	^	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.429%, 05/10/45	2,551,589	0.1
16,619,161	^	GS Mortgage Securities Trust 2013-GC16 XA, 1.588%, 11/10/46	779,671	0.0
20,254,000	^	JPMCC Commercial Mortgage Securities Trust 2017-JP6 XA, 1.332%, 07/15/50	1,669,402	0.0
700,249	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.951%, 05/15/41	705,468	0.0
2,920,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	2,811,221	0.1
23,450,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.424%, 12/15/47	396,521	0.0
3,448,947	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-CB6 H, 5.379%, 07/12/37	3,412,785	0.1
783,743	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.758%, 10/15/37	781,732	0.0
3,829,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.510%, 06/12/41	3,901,456	0.1
5,480,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP2 F, 5.010%, 07/15/42	5,520,023	0.1
36,459,159	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.826%, 06/15/45	1,918,357	0.0
2,743,585	^	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.330%, 10/15/48	160,708	0.0
442,289	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.838%, 02/15/40	441,868	0.0
2,723,000	#	LB-UBS Commercial Mortgage Trust 2005-C1 H, 5.938%, 02/15/40	2,696,325	0.1
158,976		LB-UBS Commercial Mortgage Trust 2005-C3 D, 4.954%, 07/15/40	161,442	0.0
4,290,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	4,299,432	0.1
1,000,000		LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/40	997,169	0.0

See Accompanying Notes to Financial Statements

21

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,600,000	#	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/40	2,588,706	0.1
2,160,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 6.062%, 06/15/38	2,160,334	0.1
2,352,011	#,^	LB-UBS Commercial Mortgage Trust 2006-C7 XCL, 0.908%, 11/15/38	5,136	0.0
12,288,244	#,^	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.908%, 11/15/38	26,831	0.0
191,699		Merrill Lynch Mortgage Investors Trust Series 1997-C2 F, 6.250%, 12/10/29	191,126	0.0
3,930,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 D, 4.846%, 08/15/45	3,953,109	0.1
1,000,000	#	Morgan Stanley Capital I Trust 2005-T19 G, 5.774%, 06/12/47	999,989	0.0
2,375,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.588%, 09/15/47	2,549,173	0.1
3,325,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.588%, 09/15/47	3,549,007	0.1
45,070	#	Morgan Stanley Capital I, Inc. 1999-WF1 M, 5.910%, 11/15/31	44,969	0.0
817,956	#	Morgan Stanley Dean Witter Capital I Trust 2001-TOP3 E, 7.830%, 07/15/33	851,038	0.0
5,040,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	4,912,063	0.1
27,574,780	#,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.088%, 08/10/49	2,199,243	0.1
22,357,342	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.069%, 08/15/45	1,698,384	0.0
26,621,434	#,^	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.512%, 03/15/48	1,358,143	0.0
32,947,637	^	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.312%, 12/15/47	2,034,760	0.1

	Total Commercial Mortgage-Backed Securities (Cost $161,342,543)		161,438,811	3.8

U.S. TREASURY OBLIGATIONS: 13.0%
		U.S. Treasury Bonds: 1.0%
40,488,000		3.000%, due 02/15/47	41,846,575	1.0

		U.S. Treasury Notes: 12.0%
86,000	L	1.250%, due 05/31/19	85,803	0.0
141,214,000		1.250%, due 06/30/19	140,844,443	3.3
129,969,000		1.500%, due 06/15/20	129,786,264	3.1
157,373,000		1.750%, due 06/30/22	156,358,731	3.7
40,193,000		2.000%, due 06/30/24	39,833,474	0.9
33,555,000		2.375%, due 05/15/27	33,776,530	0.8
10,000,000		1.375%, due 01/15/20	9,975,780	0.2
			510,661,025	12.0

	Total U.S. Treasury Obligations (Cost $553,111,429)		552,507,600	13.0

ASSET-BACKED SECURITIES: 10.9%
		Automobile Asset-Backed Securities: 0.8%
2,980,000		Capital Auto Receivables Asset Trust 2015-2 B, 2.290%, 05/20/20	2,994,453	0.1
2,390,000		Capital Auto Receivables Asset Trust 2015-2 C, 2.670%, 08/20/20	2,402,437	0.1
1,700,000		CarMax Auto Owner Trust 2015-2 C, 2.390%, 03/15/21	1,711,374	0.0
3,530,000		GM Financial Automobile Leasing Trust 2015-2 B, 2.420%, 07/22/19	3,542,189	0.1
3,420,000		GM Financial Automobile Leasing Trust 2015-2 C, 2.990%, 07/22/19	3,447,883	0.1
2,360,000	#	MMCA Auto Owner Trust 2014-A C, 2.260%, 10/15/20	2,359,462	0.1
1,700,000	#	Oscar US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/21	1,712,492	0.0
7,030,000	#	Santander Drive Auto Receivables Trust 2013-A E, 4.710%, 01/15/21	7,116,980	0.2
6,130,000		Santander Drive Auto Receivables Trust 2014-3 D, 2.650%, 08/17/20	6,171,282	0.1
1,850,000	#	SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/21	1,846,187	0.0
			33,304,739	0.8

		Home Equity Asset-Backed Securities: 0.2%
1,300,000		Home Equity Asset Trust 2005-2 M5, 2.311%, 07/25/35	1,225,232	0.0
2,400,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 2.131%, 03/25/35	2,254,922	0.1
532,777		New Century Home Equity Loan Trust 2005-2 M3, 1.951%, 06/25/35	483,875	0.0
71,289		Renaissance Home Equity Loan Trust 2003-2 A, 2.096%, 08/25/33	67,146	0.0
2,600,000		Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/35	2,724,341	0.1
78,268		Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 1.296%, 11/25/36	28,171	0.0
			6,783,687	0.2

		Other Asset-Backed Securities: 9.6%
3,000,000	#	1776 CLO Ltd. 2006-1A D, 2.929%, 05/08/20	3,010,056	0.1

See Accompanying Notes to Financial Statements

22

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
4,678,104	#	AJAX Mortgage Loan Trust 2016-C, 4.000%, 10/25/57	4,670,507	0.1
2,099,596	#	AJAX Mortgage Loan Trust 2017-A A, 3.470%, 04/25/57	2,101,026	0.0
10,780,000	#	ALM VII Ltd. 2012-7A A1R, 2.638%, 10/15/28	10,847,084	0.3
6,860,000	#	ALM VII R-2 Ltd. 2013-7R2A A2R, 3.158%, 10/15/27	6,903,376	0.2
4,090,000	#	ALM VIII Ltd. 2013-8A A1R, 2.648%, 10/15/28	4,130,327	0.1
2,300,000	#	American Homes 4 Rent 2015-SFR1 E, 5.639%, 04/17/52	2,479,032	0.1
2,553,125	#,^	American Homes 4 Rent 2015-SFR1 XS, 4.225%, 04/17/52	–	–
2,000,000	#	American Homes 4 Rent 2015-SFR2 C, 4.691%, 10/17/45	2,133,835	0.1
2,200,000	#	American Homes 4 Rent 2015-SFR2 D, 5.036%, 10/17/45	2,352,869	0.1
12,569,217	#,^	American Homes 4 Rent 2015-SFR2 XS, 4.440%, 10/17/45	–	–
4,670,000	#	Apidos CLO XI 2012-11A BR, 3.108%, 01/17/28	4,684,790	0.1
1,540,000	#	Apidos CLO XIV 2013-14A D, 4.658%, 04/15/25	1,533,977	0.0
4,200,000	#	Apidos CLO XVII 2014-17A A2R, 3.008%, 04/17/26	4,200,231	0.1
7,370,000	#	Apidos CLO XVII 2014-17A BR, 3.658%, 04/17/26	7,369,926	0.2
5,370,000	#	Apidos Clo XXV 2016-25A A1, 2.616%, 10/20/28	5,386,561	0.1
5,750,000	#	Ares XXIX CLO Ltd. 2014-1A BR, 3.458%, 04/17/26	5,749,948	0.1
1,950,000	#	Ares XXXII CLO Ltd. 2014-32A BR, 3.432%, 11/15/25	1,949,963	0.0
58,052	#	AVANT Loans Funding Trust 2015-A A, 4.000%, 08/16/21	58,163	0.0
4,280,000	#	Avery Point IV CLO Ltd. 2014-1A CR, 3.506%, 04/25/26	4,280,509	0.1
9,630,000	#	Babson CLO Ltd. 2014-3A AR, 2.478%, 01/15/26	9,648,287	0.2
3,190,000	#	Babson CLO Ltd. 2014-3A C1R, 3.808%, 01/15/26	3,193,554	0.1
1,600,000	#	Bain Capital Credit CLO 2017-1A A2, 4.130%, 07/20/30	1,600,000	0.0
3,470,000	#	Barings CLO Ltd. 2017-1A A2, 5.850%, 07/18/29	3,470,000	0.1
1,806,096		Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 3.417%, 10/25/36	1,754,070	0.0
9,020,000	#	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 2.492%, 07/15/29	9,020,000	0.2
12,350,000	#	Benefit Street Partners CLO IV Ltd. 2014-IVA A1R, 2.646%, 01/20/29	12,383,963	0.3
1,800,000	#	Birchwood Park CLO Ltd. 2014-1A C1R, 3.408%, 07/15/26	1,800,238	0.0
2,910,000	#	Blue Hill CLO Ltd. 2013-1A C1R, 3.558%, 01/15/26	2,909,974	0.1
5,260,000	#	BlueMountain CLO 2013-1A A2R, 3.056%, 01/20/29	5,276,006	0.1
5,850,000	#	BlueMountain CLO 2014-4A CR, 3.750%, 11/30/26	5,855,786	0.1
5,070,000	#	BlueMountain CLO 2015-1A BR, 3.655%, 04/13/27	5,088,865	0.1
4,570,000	#	Burnham Park Clo Ltd. 2016-1A A, 2.586%, 10/20/29	4,606,313	0.1
3,880,000	#	Carlyle Global Market Strategies CLO Ltd. 2014-3A BR, 3.320%, 07/27/26	3,887,306	0.1
8,630,000	#	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 2.461%, 04/20/31	8,632,710	0.2
4,530,000	#	Cedar Funding II CLO Ltd. 2013-1A CR, 3.639%, 06/09/30	4,530,000	0.1
3,950,000	#	Cedar Funding IV CLO Ltd. 2014-4A CR, 3.406%, 07/23/30	3,949,953	0.1
13,380,000	#	Cedar Funding VI CLO Ltd. 2016-6A A1, 2.352%, 10/20/28	13,496,821	0.3
6,440,000	#	Cent CLO 2014-22A A2AR, 3.129%, 11/07/26	6,441,056	0.2
62,811		Chase Funding Trust Series 2002-4 2A1, 1.956%, 10/25/32	59,695	0.0
106,708		Chase Funding Trust Series 2003-5 2A2, 1.816%, 07/25/33	103,681	0.0
3,550,000	#	CIFC Funding Ltd. 2014-4A C1R, 3.808%, 10/17/26	3,549,965	0.1
4,110,000	#	CIFC Funding Ltd. 2016-1A A, 2.636%, 10/21/28	4,123,826	0.1
5,560,000	#	CIFC Funding Ltd. 2017-1A A, 2.243%, 04/23/29	5,563,658	0.1
758,445		Countrywide Asset-Backed Certificates 2006-26 2A3, 1.386%, 06/25/37	740,505	0.0
15,250,000	#	Dryden 33 Senior Loan Fund 2014-33A AR, 2.588%, 10/15/28	15,350,726	0.4
8,000,000	#	Dryden 49 Senior Loan Fund 2017-49A A, 2.538%, 07/18/30	8,000,000	0.2
3,090,000	#	Dryden Senior Loan Fund 2014-31A CR, 3.258%, 04/18/26	3,089,975	0.1
2,330,000	#	Dryden Senior Loan Fund 2014-34A CR, 3.308%, 10/15/26	2,330,310	0.1
8,610,000	#	Dryden Senior Loan Fund 2017-47A A2, 2.745%, 04/15/28	8,617,146	0.2
7,130,000	#	Dryden Senior Loan Fund 2017-47A C, 3.595%, 04/15/28	7,135,633	0.2
3,690,000	#	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/47	3,732,656	0.1
3,250,000	#	Flatiron CLO Ltd. 2013-1A A2R, 2.808%, 01/17/26	3,249,981	0.1

See Accompanying Notes to Financial Statements

23

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
4,770,000	#	Flatiron CLO Ltd. 2013-1A BR, 3.508%, 01/17/26	4,769,957	0.1
1,600,000	#	Gale Force 3 CLO Ltd. 2007-3A D, 2.558%, 04/19/21	1,600,078	0.0
140,618		GSAMP Trust 2007-FM1 A2A, 1.286%, 12/25/36	76,620	0.0
4,969,755	#	HERO Funding Trust 2015-2A A, 3.990%, 09/20/40	5,093,999	0.1
71,609	#	Hillmark Funding Ltd. 2006-1A A1, 1.422%, 05/21/21	71,563	0.0
2,900,000	#	Invitation Homes Trust 2014-SFR2 E, 4.151%, 06/17/32	2,937,945	0.1
1,500,000	#	Jay Park CLO Ltd. 2016-1A B, 3.556%, 10/20/27	1,499,984	0.0
3,850,000	#	KKR CLO 9 AR Ltd., 2.457%, 07/15/30	3,850,000	0.1
6,690,000	#	LCM XXIII Ltd. 23A A1, 2.556%, 10/20/29	6,741,767	0.2
58,753		Long Beach Mortgage Loan Trust 2004-4 1A1, 1.776%, 10/25/34	55,243	0.0
4,000,000	#	Madison Park Funding Ltd. 2007-6A E, 6.417%, 07/26/21	4,017,388	0.1
3,400,000	#	Madison Park Funding XIII Ltd. 2014-13A CR, 3.308%, 01/19/25	3,400,092	0.1
2,120,000	#	Madison Park Funding XV Ltd. 2014-15A B1R, 3.370%, 01/27/26	2,120,034	0.0
56,850	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	57,020	0.0
1,233,724	#	Marketplace Loan Trust Series 2015-AV2 A, 4.000%, 10/15/21	1,238,101	0.0
2,090,000	#	Oaktree EIF II Series B1 Ltd. 2015-B1A A, 2.732%, 02/15/26	2,095,975	0.0
4,510,000	#	Octagon Investment Partners 30 Ltd. 2017-1A A1, 2.567%, 03/17/30	4,520,355	0.1
2,250,000	#	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 2.533%, 07/15/29	2,249,978	0.1
1,430,000	#	Octagon Investment Partners XIX Ltd. 2014-1A CR, 3.258%, 04/15/26	1,430,190	0.0
4,000,000	#	Octagon Investment Partners XV Ltd. 2013-1A A2R, 4.456%, 07/19/30	4,000,000	0.1
7,070,000	#	OHA Loan Funding Ltd. 2015-1A AR, 2.592%, 08/15/29	7,115,241	0.2
7,900,000	#	OHA Loan Funding Ltd. 2015-1A BR, 2.982%, 08/15/29	7,907,410	0.2
2,340,000	#	Palmer Square CLO 2013-2A BR Ltd., 3.408%, 10/17/27	2,341,460	0.1
1,375,000	#	Palmer Square CLO 2015-2A A1AR Ltd., 2.577%, 07/20/30	1,375,000	0.0
4,070,000	#	Palmer Square CLO 2015-2A A1BR Ltd., 2.657%, 07/20/30	4,070,000	0.1
3,300,000	#	Palmer Square CLO 2015-1A BR Ltd., 3.722%, 05/21/29	3,299,924	0.1
2,500,000		Park Place Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2005-WHQ1 M4, 2.296%, 03/25/35	2,500,623	0.1
1,850,000		Popular ABS Mortgage Pass-Through Trust 2005-D A5, 4.188%, 01/25/36	1,838,248	0.0
8,200,000	#	Progress Residential 2015-SFR2 E, 4.427%, 06/12/32	8,282,185	0.2
10,600,000	#	Shackleton CLO Ltd. 2016-9A A, 2.656%, 10/20/28	10,705,459	0.3
459,631		Small Business Administration Participation Certificates 2007-20L 1, 5.290%, 12/01/27	490,913	0.0
2,000,000	#	SoFi Consumer Loan Program 2016-2A B, 4.770%, 10/27/25	2,093,117	0.0
4,992,464	#	SoFi Consumer Loan Program 2017-1 A, 3.280%, 01/26/26	5,059,721	0.1
2,000,000	#	SoFi Consumer Loan Program 2017-1 B, 4.730%, 01/26/26	2,093,359	0.0
0		Specialty Underwriting & Residential Finance Trust Series 2005-BC2 M3, 2.191%, 12/25/35	–	–
4,630,000	#	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	4,673,217	0.1
10,200,000	#	Symphony CLO Ltd. 2012-9A AR, 2.472%, 10/16/28	10,310,854	0.2
4,200,000	#	Symphony CLO Ltd. 2016-18A B, 2.926%, 01/23/28	4,204,351	0.1
3,930,000	#	Symphony CLO XIV Ltd. 2014-14A C1R, 3.523%, 07/14/26	3,929,973	0.1
4,664,750	#	Taco Bell Funding 2016-1A A2I, 3.832%, 05/25/46	4,778,969	0.1
831,715	#	Taco Bell Funding LLC 2016-1A A2II, 4.377%, 05/25/46	866,898	0.0
2,200,000	#	Thacher Park CLO Ltd. 2014-1A CR, 3.356%, 10/20/26	2,200,064	0.1
4,410,000	#	THL Credit Wind River CLO Ltd. 2017-1A A, 2.374%, 04/18/29	4,413,846	0.1
2,570,000	#	THL Credit Wind River CLO Ltd. 2017-1A C, 3.334%, 04/18/29	2,569,967	0.1
12,650,000	#	Wind River CLO Ltd. 2016-2A A, 2.670%, 11/01/28	12,691,429	0.3
			408,673,356	9.6

See Accompanying Notes to Financial Statements

24

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: 0.3%
2,597,668	#	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/31	2,613,725	0.1
3,506,985	#	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/40	3,540,952	0.1
1,315,758	#	Earnest Student Loan Program 2016-C B, 4.460%, 01/26/37	1,297,180	0.0
1,500,000	#	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/41	1,469,809	0.0
402,723	#	SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/33	403,613	0.0
2,500,000	#	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/40	2,494,859	0.1
			11,820,138	0.3

	Total Asset-Backed Securities (Cost $457,339,332)		460,581,920	10.9

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 16.6%
		Affiliated Investment Companies: 16.6%
8,788,920		Voya Emerging Markets Corporate Debt Fund - Class P	87,889,204	2.1
13,779,877		Voya Emerging Markets Hard Currency Debt Fund - Class P	134,629,399	3.2
8,523,128		Voya Emerging Markets Local Currency Debt Fund - Class P	65,287,163	1.5
2,368,254		Voya Floating Rate Fund - Class P	23,350,985	0.6
15,127,612		Voya High Yield Bond Fund - Class P	123,592,594	2.9
12,392,941		Voya Investment Grade Credit Fund - Class P	136,941,994	3.2
12,692,963		Voya Securitized Credit Fund - Class P	130,610,592	3.1

	Total Mutual Funds (Cost $708,697,092)		702,301,931	16.6

PREFERRED STOCK: 0.1%
		Utilities: 0.1%
248,500	@,P	SCE Trust VI	6,177,710	0.1

	Total Preferred Stock (Cost $6,212,500)		6,177,710	0.1

	Total Long-Term Investments (Cost $4,575,235,545)		4,620,311,229	109.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
		Corporate Bonds/Notes: 0.3%
4,029,000	#	Barclays Bank PLC, 6.050%, 12/04/17	4,099,032	0.1
2,404,000		FirstEnergy Corp., 2.750%, 03/15/18	2,419,720	0.1
5,994,000	#	HBOS PLC, 6.750%, 05/21/18	6,235,930	0.1
1,643,000		Hewlett Packard Enterprise Co., 2.450%, 10/05/17	1,647,439	0.0
			14,402,121	0.3

		Commercial Paper: 1.4%
4,000,000		American Electric Power, 1.470%, 07/11/17	3,998,240	0.1
7,000,000		Consolidated Edison, 07/03/17	6,999,186	0.2
1,000,000		CVS Health Corporation, 1.470%, 07/14/17	999,438	0.0
30,000,000		Kroger Co., 1.404%, 07/03/17	29,996,488	0.7
9,000,000		Mondelez International, 07/03/17	8,998,946	0.2
10,000,000		Pacific Gas and Electric Co., 1.450%, 07/10/17	9,996,044	0.2
			60,988,342	1.4

		U.S. Government Agency Obligations: 0.0%
9,069		Fannie Mae, 4.500%, 11/01/17	9,291	0.0
316		Fannie Mae, 4.500%, 02/01/18	324	0.0
43,727		Fannie Mae, 4.500%, 02/01/18	44,799	0.0
100		Fannie Mae, 5.500%, 01/01/18	100	0.0
3,482		Fannie Mae, 5.500%, 01/01/18	3,499	0.0
232		Fannie Mae, 5.500%, 02/01/18	233	0.0
4,886		Fannie Mae, 5.500%, 02/01/18	4,912	0.0
109		Fannie Mae, 5.500%, 03/01/18	109	0.0
312		Fannie Mae, 6.000%, 01/01/18	313	0.0
88		Fannie Mae, 6.000%, 11/01/17	88	0.0
89		Fannie Mae, 6.000%, 02/01/18	89	0.0
41		Fannie Mae, 6.000%, 08/01/17	40	0.0
71		Fannie Mae, 6.000%, 08/01/17	71	0.0
631		Fannie Mae, 6.000%, 09/01/17	631	0.0
			64,499	0.0

		Securities Lending Collateralcc: 0.9%
801,982		BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $802,055, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $818,022, due 07/28/17-09/09/49)	801,982	0.0

See Accompanying Notes to Financial Statements

25

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateralcc: (continued)
8,633,199		Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $8,634,015, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $8,805,863, due 07/15/17-05/20/67)	8,633,199	0.2
8,169,995		Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $8,170,767, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $8,333,395, due 07/13/17-12/01/51)	8,169,995	0.2
976,189		HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $976,274, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $995,714, due 07/15/17-01/15/37)	976,189	0.1
479,460		Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $479,509, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $489,052, due 07/07/17-01/15/30)	479,460	0.0
8,633,199		NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $8,634,050, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $8,805,863, due 08/15/21-09/09/49)	8,633,199	0.2
8,633,200		State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $8,634,122, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,805,839, due 01/15/19-02/15/46)	8,633,200	0.2
			36,327,224	0.9

		Collateralized Mortgage Obligations: 0.0%
230,181	^	Fannie Mae REMIC Trust 2011-69 AI, 5.000%, 05/25/18	1,960	0.0
57,315		Freddie Mac REMIC Trust 2543 AN, 5.000%, 12/15/17	57,560	0.0
23		Freddie Mac, 6.000%, 10/01/17	23	0.0
			59,543	0.0

		U.S. Treasury Obligations: 0.5%
18,829,000		United States Treasury Note, 0.625%, 06/30/18
		(Cost $18,735,723)	18,710,584	0.5

		Asset-Backed Securities: 0.0%
790,211		United States Small Business Administration 2008-P10A 1, 5.902%, 02/10/18
		(Cost $790,211)	809,535	0.0

Shares		Value	Percentage of Net Assets
	Federal National Mortgage Association: 0.0%
92	Fannie Mae""	93	0.0
257	Fannie Mae""	258	0.0
	Total Federal National Mortgage Association (Cost $350)	351	0.0

	Mutual Funds: 0.2%
8,309,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $8,309,000)	8,309,000	0.2

	Total Short-Term Investments (Cost $139,544,147)	139,671,199	3.3

	Total Investments in Securities (Cost $4,714,779,692)	$4,759,982,428	112.4
	Liabilities in Excess of Other Assets	(526,385,495)	(12.4)
	Net Assets	$4,233,596,933	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.

See Accompanying Notes to Financial Statements

26

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2017.

Cost for federal income tax purposes is $4,716,245,525.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$81,990,305
Gross Unrealized Depreciation	(38,253,402)

Net Unrealized Appreciation	$43,736,903

See Accompanying Notes to Financial Statements

27

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Intermediate Bond Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 6, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 6, 2017